AUGUST 1, 2008
                                                        AMENDED FEBRUARY 2, 2009

PROSPECTUS

TOUCHSTONE STRATEGIC TRUST

Touchstone Diversified Small Cap Growth Fund
Touchstone Growth Opportunities Fund
Touchstone Large Cap Core Equity Fund
Touchstone Large Cap Growth Fund
Touchstone Large Cap Value Fund
Touchstone Mid Cap Growth Fund


















The Securities and Exchange Commission has not approved the Funds' shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Multiple Classes of Shares are offered in this Prospectus.

Prospectus                                                        August 1, 2008
                                                        Amended February 2, 2009

TOUCHSTONE INVESTMENTS

TOUCHSTONE DIVERSIFIED SMALL CAP GROWTH FUND
TOUCHSTONE GROWTH OPPORTUNITIES FUND
TOUCHSTONE LARGE CAP CORE EQUITY FUND
TOUCHSTONE LARGE CAP GROWTH FUND
TOUCHSTONE LARGE CAP VALUE FUND
TOUCHSTONE MID CAP GROWTH FUND

Each Fund is a series of Touchstone Strategic Trust (the "Trust"), a group of equity mutual funds. The Trust is part of the Touchstone(R) Funds that also includes Touchstone Funds Group Trust, a group of equity and bond mutual funds, Touchstone Investment Trust, a group of taxable bond and money market mutual funds, Touchstone Tax-Free Trust, a group of tax-free bond and money market mutual funds, Touchstone Variable Series Trust, a group of variable series funds and Touchstone Institutional Funds Trust (formerly Constellation Institutional Portfolios), a group of institutional equity mutual funds. Each Touchstone Fund has a different investment goal and risk level. For further information about the Touchstone Funds, contact Touchstone Investments at 1.800.543.0407.

The Funds are managed by Touchstone Advisors, Inc. ("Touchstone Advisors" or the "Advisor"). Touchstone Advisors selects a sub-advisor(s) (each a "Sub-Advisor," collectively the "Sub-Advisors") to manage each Fund's investments on a daily basis.

TABLE OF CONTENTS
                                                                            Page
--------------------------------------------------------------------------------
Diversified Small Cap Growth Fund
Growth Opportunities Fund
Large Cap Core Equity Fund
Large Cap Growth Fund
Large Cap Value Fund
Mid Cap Growth Fund
Investment Strategies and Risks
The Funds' Management
Choosing a Class of Shares
Distribution Arrangements
Investing With Touchstone
Distributions and Taxes
Financial Highlights

THE FUND'S INVESTMENT GOAL

The Diversified Small Cap Growth Fund seeks long-term growth of capital.

ITS PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of its assets in the common stocks of small cap companies. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. A small cap company has a market capitalization of less than $2.5 billion. The Fund may invest in securities in the technology sector.

The Fund will generally hold approximately 80 - 120 stocks.

The Fund will invest in securities that the Sub-Advisor believes will capitalize on inefficiencies that exist in the small cap growth market by focusing on:

      o Companies that are experiencing improving long-term or cyclical fundamental trends;

      o     High quality, well-managed companies; and

      o     Companies with competitive business models

The Sub-Advisor employs a four-step investment process:

1. Proprietary Quantitative Selection Criteria - The small cap growth stock universe is analyzed through a quantitative model and stocks are given rankings along four dimensions: fundamental, risk, valuation and technical. This reduces the universe to a bullpen of approximately 300 stocks.

2. Fundamental Research - Bottom-up fundamental research is conducted on the resulting bullpen of stocks along several dimensions, such as earnings drivers (those factors that ultimately determine a company's ability to grow its earnings), business model (the strategy used in managing the business), and operating margins (the earnings a company produces before allocating interest expenses, taxes, depreciation, etc.).

3. Team Review - A portfolio manager recommends stocks after performing the fundamental research. Each portfolio manager specializes in one or more economic sectors, and is responsible for making recommendations within that sector. The entire investment team reviews this recommendation, determining whether to add it to the Fund along with the corresponding position weight, if applicable.

4. Portfolio Construction - The portfolio is constructed subject to guidelines and constraints. A risk overlay is added to ensure optimal positioning with respect to macroeconomic trends. Positions are consistently monitored and an annual intensive review is conducted to determine if drivers of growth are still present in each security.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments:

      o     If the stock market as a whole goes down

      o If the Sub-Advisor's investment approach does not accurately identify attractive investments

      o If the companies the Fund invests in do not grow as rapidly or increase in value as expected

      o Because securities of small cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies

      o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

      o Because growth oriented funds may underperform when value investing is in favor

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

PERFORMANCE NOTE

The bar chart and performance table below illustrate some indication of the risks of investing in the Diversified Small Cap Growth Fund. This bar chart shows changes in performance (before taxes) of the Fund's Class A shares during each full calendar year of operations. The bar chart does not reflect any sales charges, which would reduce your return. The returns for Class C shares offered by the Fund will be lower than the Class A returns shown in the bar chart since Class C shares have higher 12b-1 distribution fees. The returns for Class Y shares of the Fund, offered in a separate prospectus, will differ from the Class A returns shown below, depending on the expenses of that class. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

DIVERSIFIED SMALL CAP GROWTH FUND - CLASS A TOTAL RETURNS

2007          2008

16.84%       -42.67%

                                                         Best Quarter:
                                                         2nd Quarter 2007 +9.45

                                                         Worst Quarter:
                                                         4th Quarter 2008 -28.14

This table compares the Fund's average annual total returns (before and after taxes) for the period ended December 31, 2008, to those of the Russell 2000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for Class C shares offered by the Fund will differ from the Class A after-tax returns.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2008

                                                                              SINCE CLASS
                                                                  1 YEAR       STARTED(1)
-----------------------------------------------------------------------------------------
DIVERSIFIED SMALL CAP GROWTH FUND-CLASS A
Return Before Taxes                                              -45.96%        -14.56%
Return After Taxes on Distributions                              -45.96%        -15.62%
Return After Taxes on Distributions and Sale of Fund Shares(2)   -29.87%        -12.44%
Russell 2000 Growth Index(3)                                     -38.54%        -13.57%
DIVERSIFIED SMALL CAP GROWTH FUND-CLASS C
Return Before Taxes                                              -42.99%        -12.93%
Russell 2000 Growth Index(3)                                     -38.54%        -13.57%
-----------------------------------------------------------------------------------------

(1) Class A shares began operations on September 6, 2006 and Class C shares began operations on August 1, 2007. The Class C shares performance was calculated using the historical performance of Class A shares for the period from September 6, 2006 through July 31, 2007. Performance for this period has been restated to reflect the impact of Class C shares fees and expenses.

(2) When the "Return After Taxes on Distributions and Sale of Fund Shares" is greater than the "Return Before Taxes," it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

(3) The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Indices reflect no deductions for fees, expenses or taxes. You cannot invest directly in an index.

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A and Class C shares of the Fund:

             SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                        CLASS A       CLASS C
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
    (as a percentage of offering price)                   5.75%(1)       None
Maximum Deferred Sales Charge
    (as a percentage of original purchase price
    or the amount redeemed, whichever is less)             None(2)      1.00%(3)
Wire Redemption Fee                                   Up to $15     Up to $15
--------------------------------------------------------------------------------

       ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                       1.05%         1.05%
Distribution (12b-1) Fees                             0.25%         1.00%
Other Expenses                                        0.74%         0.74%
    Administration Fees                                      0.20%         0.20%
    Other Fees                                               0.54%         0.54%
Total Annual Fund Operating Expenses                  2.04%         2.79%
Less Fee Waiver and/or Expense Reimbursement(4)       0.64%         0.64%
Net Expenses(5)                                       1.40%         2.15%
--------------------------------------------------------------------------------

(1) You may pay a reduced sales charge on very large purchases. (See "Reduced Class A Sales Charge" in this Prospectus.)

(2) Purchases of $1 million or more do not pay a front-end sales charge, but may pay a contingent deferred sales charge ("CDSC") of 1.00% if shares are redeemed within 1 year of their purchase and compensation was paid to an unaffiliated broker-dealer.

(3) The 1.00% CDSC is not applicable if shares are held for 1 year or longer and may be waived under other circumstances described in this Prospectus.

(4) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of Touchstone's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940). This expense limitation will remain in effect until at least July 31, 2009. Touchstone Advisors, Inc. has no ability to recoup amounts waived or reimbursed. Pursuant to this agreement, "Net Expenses" for Class A shares and Class C shares (including Rule 12b-1 fees) will not exceed 1.40% and 2.15%, respectively. However, for purposes of these waivers, the cost of "Acquired Fund Fees and Expenses," if any, is excluded from Touchstone Advisors, Inc.'s waiver obligations.

(5) "Net Expenses" for Class C shares shown above will differ from the "Net Expenses" reflected in the Fund's Annual Report for the fiscal year ended March 31, 2008. The actual "Net Expenses" for the Fund's Class C shares for the fiscal year ended March 31, 2008 were 0.84%.

EXAMPLE. This example is intended to help you compare the cost of investing in the Diversified Small Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                   ASSUMING NO
                     ASSUMING REDEMPTION AT END OF PERIOD          REDEMPTION
                         CLASS A              CLASS C                CLASS C
--------------------------------------------------------------------------------
1 Year                    $709                 $318                   $218
3 Years                   $1,120               $805                   $805
5 Years                   $1,554               $1,418                 $1,418
10 Years                  $2,760               $3,072                 $3,072
--------------------------------------------------------------------------------
The above example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future.

THE FUND'S INVESTMENT GOAL

The Growth Opportunities Fund seeks long-term growth of capital.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in stocks of domestic growth companies that the Sub-Advisor believes have a demonstrated record of achievement with excellent prospects for earnings growth over a 1 to 3 year period. In choosing securities, the Sub-Advisor looks for companies that it believes are reasonably priced with high foreseen earnings potential, which may include companies in the technology sector. The Fund may invest in companies of various sizes.

The Fund will invest in companies that the Sub-Advisor believes have shown above-average and consistent long-term growth in earnings and have excellent prospects for future growth.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company. The Fund may invest up to 25% of its assets in a particular market sector or industry.

The Sub-Advisor expects to hold investments in the Fund for an average of 12 to 24 months. However, changes in the Sub-Advisor's outlook and market conditions may significantly affect the amount of time the Fund holds a security. The Fund's portfolio turnover may vary greatly from year to year and during a particular year. The Sub-Advisor generally will sell a security if one or more of the following occurs:

(1)   the predetermined price target objective is exceeded;

(2)   there is an alteration to the original investment case;

(3)   valuation relative to the stock's peer group is no longer attractive; or

(4)   better risk/reward opportunities may be found in other stocks.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments:

      o     If the stock market as a whole goes down

      o If the market continually values the stocks in the Fund's portfolio lower than the Sub-Advisor believes they should be valued

      o If the companies that the Fund invests in do not grow as rapidly or increase in value as expected

      o If the Sub-Advisor's investment approach does not accurately identify attractive investments

      o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

      o Because a non-diversified fund may hold a significant percentage of its assets in the securities of one company, it may be more sensitive to market changes than a diversified fund

      o Because a fund that concentrates its investments in a particular market sector or industry may be more sensitive to adverse changes within that sector or industry than a fund that does not concentrate its investments

      o Because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion

      o Because securities of small and mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the Growth Opportunities Fund. This bar chart shows changes in performance (before taxes) of the Fund's Class A shares for each of the last 10 calendar years. The bar chart does not reflect any sales charges, which would reduce your return. The returns for other classes of shares offered by the Fund will be lower than the Class A returns shown in the bar chart since the other classes have higher 12b-1 distribution fees. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

In July 2006 the Fund replaced its previous sub-advisor with Westfield Capital Management Company, LP. The performance shown below prior to July 2006 represents the performance of the previous sub-advisor.

GROWTH OPPORTUNITIES FUND - CLASS A TOTAL RETURNS

1999    2000    2001     2002     2003    2004   2005   2006   2007    2008

68.25%  -2.56%  -28.47%  -35.76%  39.74%  8.52%  9.07%  0.10%  17.15%  -39.32%

                                                        Best Quarter:
                                                        4th Quarter 1999 +47.98%

                                                        Worst Quarter:
                                                        3rd Quarter 2001 -26.71%

This table compares the Fund's average annual total returns (before and after taxes) for the period ended December 31, 2008, to those of the Russell 3000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2008

                                                               1 YEAR      5 YEARS  10 YEARS
--------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES FUND-CLASS A
Return Before Taxes                                            -42.81%     -4.51%    -1.78%
Return After Taxes on Distributions                            -42.81%     -4.51%    -2.12%
Return After Taxes on Distributions and Sale of Fund Shares(1) -27.82%     -3.78%    -1.55%
Russell 3000 Growth Index(2)                                   -38.44%     -3.33%    -4.01%
GROWTH OPPORTUNITIES FUND-CLASS C(3)
Return Before Taxes                                            -39.77%     -3.81%    -1.83%
Russell 3000 Growth Index(2)                                   -38.44%     -3.33%    -4.01%
--------------------------------------------------------------------------------------------

(1) When the "Return After Taxes on Distributions and Sale of Fund Shares" is greater than the "Return Before Taxes," it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

(2) The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Indices reflect no deductions for fees, expenses or taxes. You cannot invest directly in an index.

(3) Class C shares began operations on August 2, 1999 and Class A shares began operations on September 30, 1995. The Class C shares performance was calculated using the historical performance of the Class A shares for the period from September 30, 1995 through August 1, 1999. Performance for this period has been restated to reflect the impact of Class C shares fees and expenses.

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A and Class C shares of the Fund:

             SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                        CLASS A       CLASS C
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
    (as a percentage of offering price)                   5.75%(1)       None
Maximum Deferred Sales Charge
    (as a percentage of original purchase price
    or the amount redeemed, whichever is less)             None(2)      1.00%(3)
Wire Redemption Fee                                   Up to $15     Up to $15
--------------------------------------------------------------------------------

       ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees(4)                                    0.83%         0.83%
Distribution (12b-1) Fees                             0.25%         1.00%
Other Expenses                                        0.66%         0.71%
    Administration Fees                                      0.20%         0.20%
    Other Expenses                                           0.46%         0.51%
Total Annual Fund Operating Expenses                  1.74%         2.54%
Less Fee Waiver and/or Expense Reimbursement(5)       0.50%         0.55%
Net Expenses                                          1.24%         1.99%
--------------------------------------------------------------------------------

(1) You may pay a reduced sales charge on very large purchases. (See "Reduced Class A Sales Charge" in this Prospectus.)

(2) Purchases of $1 million or more do not pay a front-end sales charge, but may pay a contingent deferred sales charge ("CDSC") of 1.00% if shares are redeemed within 1 year of their purchase and compensation was paid to an unaffiliated broker-dealer.

(3) The 1.00% CDSC is not applicable if shares are held for 1 year or longer and may be waived under other circumstances described in this Prospectus.

(4) "Management Fees" have been restated to reflect that the Board of Trustees approved a change to the Fund's advisory fee schedule effective February 2, 2009. Under the previous fee schedule, the Fund paid 1.00% of the first $50 million of average net assets, 0.90% of the next $50 million of average net assets, 0.80% of the next $900 million of average net assets and 0.75% on assets over $1 billion. Under the amended fee schedule, the Fund pays a fee of 0.83% of the first $500 million of average net assets, 0.80% of the next $500 million of average net assets and 0.75% on assets over $1 billion.

(5) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of Touchstone's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940). This expense limitation will remain in effect until at least February 1, 2010. Touchstone Advisors, Inc. has no ability to recoup amounts waived or reimbursed. Pursuant to this agreement, "Net Expenses" for Class A shares and Class C shares (including Rule 12b-1 fees) will not exceed 1.24% and 1.99%, respectively. However, for purposes of these waivers, the cost of "Acquired Fund Fees and Expenses," if any, is excluded from Touchstone Advisors, Inc.'s waiver obligations.

EXAMPLE. This example is intended to help you compare the cost of investing in the Growth Opportunities Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                     ASSUMING NO
                         ASSUMING REDEMPTION AT END OF PERIOD        REDEMPTION
                            CLASS A             CLASS C                CLASS C
--------------------------------------------------------------------------------
1 Year                       $694                $302                   $202
3 Years                      $1,046              $738                   $738
5 Years                      $1,420              $1,301                 $1,301
10 Years                     $2,470              $2,834                 $2,834
--------------------------------------------------------------------------------
The above example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future.

THE FUND'S INVESTMENT GOALS

The Large Cap Core Equity Fund seeks long-term capital appreciation as its primary goal and income as its secondary goal.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 80% of its total assets) in common stocks of large cap companies. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. A large cap company has a market capitalization of more than $10 billion. The Fund's portfolio will generally consist of 40 to 60 stocks. The Fund's investments may include companies in the technology sector.

The Sub-Advisor selects stocks that it believes are attractively valued with active catalysts in place. The Sub-Advisor uses a database of 4,000 stocks from which to choose the companies that will be selected for the Fund's portfolio. A specific process is followed to assist the Sub-Advisor in its selections:

      o The 4,000 stocks are reduced to 1,000 by screening for the stocks in the Russell 1000 Index.

      o The 1,000 stocks are reduced by screening for the largest market capitalizations (over $10 billion).

      o A model is applied to select stocks that the Sub-Advisor believes are priced at a discount to their true value.

      o The Sub-Advisor then searches for those companies that have unrecognized earnings potential versus their competitors. Restructuring announcements, changes in regulations and spot news can be indicators of improved earnings potential.

Stocks are considered for sale if the Sub-Advisor believes they are overpriced, or if a significant industry or company development forces a re-evaluation of expected earnings. Stocks will be sold if the relative price to intrinsic value reaches 50% or more above the Russell 1000 Index, if a structural event permanently lowers the company's expected earnings, or if the integrity of accounting is in doubt. The portfolio is rebalanced periodically, or as needed, due to changes in the Russell 1000 Index or the Fund's other portfolio securities.

The Sub-Advisor's selection process is expected to cause the Fund's portfolio to have some of the following characteristics:

      o     Attractive relative value

      o     Unrecognized earnings potential

      o     Above-average market capitalization

      o     Seasoned management

      o     Dominant industry position

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments:

      o     If the stock market as a whole goes down

      o Because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion

      o If the stock selection model does not accurately identify stocks that are priced at a discount to their true value

      o If the market continually values the stocks in the Fund's portfolio lower than the Sub-Advisor believes they should be valued

      o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goals.

You can find out more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the Large Cap Core Equity Fund. This bar chart shows changes in performance (before taxes) of the Fund's Class A shares during each full calendar year of operations. The bar chart does not reflect any sales charges, which would reduce your return. The returns for Class C shares offered by the Fund will be lower than the Class A returns shown in the bar chart since Class C shares have higher 12b-1 distribution fees. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

LARGE CAP CORE EQUITY FUND - CLASS A TOTAL RETURNS

2001    2002     2003    2004   2005   2006    2007   2008

-8.95%  -21.66%  30.86%  8.36%  3.27%  17.12%  4.58%  -35.77%

                                                        Best Quarter:
                                                        2nd Quarter 2003 +18.81%

                                                        Worst Quarter:
                                                        4th Quarter 2008 -23.04%

This table compares the Fund's average annual total returns (before and after taxes) for the period ended December 31, 2008, to those of the Russell 1000 Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for Class C shares offered by the Fund will differ from the Class A after-tax returns.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2008

                                                                                                    SINCE CLASS
                                                                 1 YEAR              5 YEARS         STARTED(1)
---------------------------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND-CLASS A
Return Before Taxes                                              -39.47%             -3.66%            -3.12%
Return After Taxes on Distributions                              -40.39%             -4.15%            -3.50%
Return After Taxes on Distributions and Sale of Fund Shares(2)   -24.51%             -3.01%            -2.61%
Russell 1000 Index(3)                                            -37.60%             -2.04%            -3.45%
LARGE CAP CORE EQUITY FUND-CLASS C
Return Before Taxes                                              -36.22%             -3.25%            -3.10%
Russell 1000 Index(3)                                            -37.60%             -2.04%            -3.45%
---------------------------------------------------------------------------------------------------------------

(1) Class A shares began operations on May 1, 2000 and Class C shares began operations on May 16, 2000.

(2) When the "Return After Taxes on Distributions and Sale of Fund Shares" is greater than the "Return Before Taxes," it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

(3) The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Indices reflect no deductions for fees, expenses or taxes. You cannot invest directly in an index.

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A and Class C shares of the Fund:

             SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                        CLASS A       CLASS C
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
    (as a percentage of offering price)                   5.75%(1)       None
Maximum Deferred Sales Charge
    (as a percentage of original purchase price
    or the amount redeemed, whichever is less)             None(2)      1.00%(3)
Wire Redemption Fee                                   Up to $15     Up to $15
--------------------------------------------------------------------------------

       ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                      CLASS A       CLASS C
--------------------------------------------------------------------------------
Management Fees                                       0.65%         0.65%
Distribution (12b-1) Fees                             0.25%         1.00%
Other Expenses                                        0.34%         0.72%
    Administration Fees                                      0.20%         0.20%
    Other Expenses                                           0.14%         0.52%
Total Annual Fund Operating Expenses                  1.24%         2.37%
Less Fee Waiver and/or Expense Reimbursement(4)       0.09%         0.47%
Net Expenses                                          1.15%         1.90%
--------------------------------------------------------------------------------

(1) You may pay a reduced sales charge on very large purchases. (See "Reduced Class A Sales Charge" in this Prospectus.)

(2) Purchases of $1 million or more do not pay a front-end sales charge, but may pay a contingent deferred sales charge ("CDSC") of 1.00% if shares are redeemed within 1 year of their purchase and compensation was paid to an unaffiliated broker-dealer.

(3) The 1.00% CDSC is not applicable if shares are held for 1 year or longer and may be waived under other circumstances described in this Prospectus.

(4) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of Touchstone's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940). This expense limitation will remain in effect until at least July 31, 2009. Touchstone Advisors, Inc. has no ability to recoup amounts waived or reimbursed. Pursuant to this agreement, "Net Expenses" for Class A shares and Class C shares (including Rule 12b-1 fees) will not exceed 1.15% and 1.90%, respectively. However, for purposes of these waivers, the cost of "Acquired Fund Fees and Expenses," if any, is excluded from Touchstone Advisors, Inc.'s waiver obligations.

EXAMPLE. This example is intended to help you compare the cost of investing in the Large Cap Core Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                     ASSUMING NO
                             Assuming Redemption AT END OF PERIOD    REDEMPTION
                                CLASS A               CLASS C          CLASS C
--------------------------------------------------------------------------------
1 Year                          $685                  $293             $193
3 Years                         $937                  $695             $695
5 Years                         $1,209                $1,223           $1,223
10 Years                        $1,981                $2,670           $2,670
--------------------------------------------------------------------------------
The above example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future.

The Fund's Investment Goal

The Large Cap Growth Fund seeks long-term growth of capital.

ITS PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of large cap companies. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. A large cap company has a market capitalization of more than $10 billion.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of one issuer. The Fund may invest up to 10% of its total assets in the securities of one company and up to 25% of its total assets in the securities of one industry. The Fund's investments may include companies in the technology sector.

The Sub-Advisor seeks to identify and select inefficiently priced securities with strong appreciation potential by employing a proprietary investment process. The Sub-Advisor's proprietary investment process is a disciplined quantitative, objective, "bottom-up," process and contains the following three steps. In the first step of the investment process, the Sub-Advisor calculates and analyzes a "reward/risk ratio" for each potential investment. The reward/risk ratio is designed to identify stocks with above average potential returns and adjusted for risk. In the second step of the investment process, the Sub-Advisor applies two or more sets of fundamental criteria to identify attractive stocks among those with favorable reward/risk ratios. Examples of these criteria include earnings growth, profit margins, reasonable price/earnings ratios based on expected future earnings, and various other fundamental criteria. Stocks with a combination of the applicable criteria are further considered in the third and final step of the investment process, which addresses the construction of the portfolio. Stocks are selected and weighted according to a disciplined methodology designed to maximize potential return and minimize potential risk.

Every quarter the Sub-Advisor evaluates the fundamental criteria used in the second step of the investment process. The criteria included in this step and the relative weightings of each fundamental criterion are adjusted as necessary. This allows the Sub-Advisor to monitor which criteria appear to be in favor in the financial markets. If a security held by the fund does not meet the requirements of each step of the Sub-Advisor's investment process, then the Sub-Advisor will evaluate the security and, if necessary, replace it.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments:

o     If the stock market as a whole goes down

o Because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion

o If the market continually values the stocks in the Fund's portfolio lower than the Sub-Advisor believes they should be valued

o If the quantitative stock screening process and risk/reward analysis is not accurate

o If the companies that the Fund invests in do not grow as rapidly or increase in value as expected

o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

o Because growth oriented funds may underperform when value investing is in favor

o Because a non-diversified fund may hold a significant percentage of its assets in the securities of one company, it may be more sensitive to market changes than a diversified fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the Large Cap Growth Fund. This bar chart shows changes in performance (before taxes) of the Fund's Class A shares for each of the last 10 calendar years. The bar chart does not reflect any sales charges, which would reduce your return. The returns for Class B and Class C shares offered by the Fund will be lower than the Class A returns shown in the bar chart since the other classes have higher 12b-1 distribution fees. The returns for Class Y shares of the Fund, offered in a separate prospectus, will differ from the Class A returns shown below, depending on the expenses of that class. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

LARGE CAP GROWTH FUND - CLASS A TOTAL RETURNS*

1999    2000    2001     2002     2003    2004    2005    2006    2007   2008

63.03%  -7.66%  -23.47%  -26.70%  35.60%  17.12%  16.37%  -3.91%  26.42% -41.64%

                                                        Best Quarter:
                                                        4th Quarter 1999 +40.00%

                                                        Worst Quarter:
                                                        1st Quarter 2001 -27.98%

* Effective October 6, 2003, substantially all of the assets of the Navellier Millennium Large Cap Growth Portfolio and the Navellier Performance Large Cap Growth Portfolio (the "Navellier Portfolios") were transferred into the Touchstone Large Cap Growth Fund for which shareholders of the Navellier Portfolios received shares of the Touchstone Large Cap Growth Fund. The performance and accounting history of the Navellier Performance Large Cap Growth Portfolio have been assumed by the Touchstone Large Cap Growth Fund and are reflected in the bar chart above and performance table below. On October 6, 2003, the Fund replaced its Sub-Advisor with Navellier Management, Inc. Thereafter, Navellier & Associates, Inc. assumed the sub-advisory duties of its sister company, Navellier Management, Inc.

This table compares the Fund's average annual total returns (before and after taxes) for the period ended December 31, 2008, to those of the Russell 1000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2008

                                                                 1 YEAR         5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND CLASS A
Return Before Taxes                                              -45.00%        -1.85%             0.42%
Return After Taxes on Distributions                              -45.01%        -1.86%             0.41%
Return After Taxes on Distributions and Sale of Fund Shares(1)   -29.24%        -1.57%             0.35%
Russell 1000 Growth Index(2)                                     -38.44%        -3.42%            -4.27%
LARGE CAP GROWTH FUND CLASS C(3)
Return Before Taxes                                              -42.02%        -1.27%             0.34%
Russell 1000 Growth Index(2)                                     -38.44%        -3.42%            -4.27%
---------------------------------------------------------------------------------------------------------

                                                                                              SINCE CLASS
                                                                 1 YEAR         5 YEARS        STARTED(4)
---------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND CLASS B
Return Before Taxes                                              -44.36%        -1.52%            -0.20%
Russell 1000 Growth Index(2)                                     -38.44%        -3.42%            -2.11%
---------------------------------------------------------------------------------------------------------

(1) When the "Return After Taxes on Distributions and Sale of Fund Shares" is greater than the "Return Before Taxes," it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

(2) The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Indices reflect no deductions for fees, expenses or taxes. You cannot invest directly in an index.

(3) Class C shares began operations on October 4, 2003 and Class A shares began operations on December 19, 1997. The Class C shares performance was calculated using the historical performance of the Class A shares for the period from December 19, 1997 through October 3, 2003. Performance for this period has been restated to reflect the impact of Class C shares fees and expenses.

(4)   Class B shares began operations on October 4, 2003.

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A, Class B and Class C shares of the Fund:

             SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                        CLASS A       CLASS B       CLASS C
----------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
    (as a percentage of offering price)                   5.75%(1)       None          None
Maximum Deferred Sales Charge
    (as a percentage of original purchase price
    or the amount redeemed, whichever is less)             None(2)      5.00%(3)      1.00%(4)
Wire Redemption Fee                                   Up to $15     Up to $15     Up to $15
----------------------------------------------------------------------------------------------

       ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                  CLASS A       CLASS B       CLASS C
--------------------------------------------------------------------------------------------
Management Fees                                     0.71%         0.71%         0.71%
Distribution (12b-1) Fees                           0.25%         1.00%         1.00%
Other Expenses                                      0.37%         0.47%         0.38%
    Administration Fees                                    0.20%         0.20%         0.20%
    Other Expenses                                         0.17%         0.27%         0.18%
Total Annual Fund Operating Expenses                1.33%         2.18%         2.09%
Less Fee Waiver and/or Expense Reimbursement(5)     0.08%         0.18%         0.09%
Net Expenses                                        1.25%         2.00%         2.00%
--------------------------------------------------------------------------------------------

(1) You may pay a reduced sales charge on very large purchases. (See "Reduced Class A Sales Charge" in this Prospectus.)

(2) Purchases of $1 million or more do not pay a front-end sales charge, but may pay a contingent deferred sales charge ("CDSC") of 1.00% if shares are redeemed within 1 year of their purchase and compensation was paid to an unaffiliated broker-dealer.

(3) You will pay a 5.00% CDSC if shares are redeemed within 1 year of their purchase. The CDSC will be incrementally reduced over time. After the 6th year, there is no CDSC. The CDSC may be waived under certain circumstances described in this Prospectus.

(4) The 1.00% CDSC is not applicable if shares are held for 1 year or longer and may be waived under other circumstances described in this Prospectus.

(5) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of Touchstone's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940). This expense limitation will remain in effect until at least July 31, 2009. Touchstone Advisors, Inc. has no ability to recoup amounts waived or reimbursed. Pursuant to this agreement, "Net Expenses" for Class A shares, Class B shares and Class C shares (including Rule 12b-1 fees) will not exceed 1.25%, 2.00% and 2.00%, respectively. However, for purposes of these waivers, the cost of "Acquired Fund Fees and Expenses," if any, is excluded from Touchstone Advisors, Inc.'s waiver obligations.

EXAMPLE. This example is intended to help you compare the cost of investing in the Large Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example). The example also reflects changes in the 10 year operating expenses of Class B shares since Class B shares convert to Class A shares after 8 years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               ASSUMING NO
                ASSUMING REDEMPTION AT END OF PERIOD           REDEMPTION
                 CLASS A      CLASS B       CLASS C       CLASS B        CLASS C
--------------------------------------------------------------------------------
1 Year          $695          $603          $303          $203           $203
3 Years         $965          $865          $646          $665           $646
5 Years         $1,255        $1,253        $1,115        $1,153         $1,115
10 Years        $2,078        $2,283        $2,414        $2,283         $2,414
--------------------------------------------------------------------------------
The above example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future.

THE FUND'S INVESTMENT GOAL

The Large Cap Value Fund seeks long-term growth of capital and income.

ITS PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of large cap companies. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. A large cap company has a market capitalization in excess of the median company in the Russell 1000 Value Index ($4.3 billion as of June 30, 2008). The Fund will invest in common stocks of U.S. and foreign large cap companies.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of one issuer. The Fund may invest up to 10% of its total assets in the securities of one company and up to 25% of its total assets in the securities of one industry. The Fund will generally hold approximately 40 stocks.

The Fund will invest in stocks that the Sub-Advisor believes have below-average valuations in light of their improving business fundamentals. The Fund may invest in foreign equity securities principally traded on non-U.S. exchanges as well as those traded in the U.S. in the form of American Depositary Receipts ("ADRs"). The Sub-Advisor may use derivative instruments, such as futures and options contracts, for hedging purposes. The Fund's investments may include companies in the technology sector. Any income generated from the Fund will come from dividend-paying common stocks.

The Sub-Advisor employs a "value" approach to stock selection, looking for stocks of companies with below-average valuations whose business fundamentals are expected to improve. In determining a company's valuation, the Sub-Advisor considers factors such as price-to-cash flow, price-to-earnings and price-to-book ratios. The Sub-Advisor seeks to identify the key drivers of a company's fundamental results and catalysts for change that may point to improving fundamentals in the future, such as new management or new or improved products. The Sub-Advisor generally sells a security when it reaches a target price, or when it concludes that a company's business fundamentals are weakening.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments:

o     If the stock market as a whole goes down

o     If the stocks in the Fund's portfolio are not undervalued as expected

o Because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion

o If the Sub-Advisor's stock selection process does not identify attractive investments

o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

o Because the use of futures and options for hedging purposes may result in a loss if changes in their value do not correspond accurately to changes in the value of the Fund's holdings

o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

o Because value oriented funds may underperform when growth investing is in favor

o Because a non-diversified fund may hold a significant percentage of its assets in the securities of one company, it may be more sensitive to market changes than a diversified fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

PERFORMANCE NOTE

The bar chart and performance table below illustrate some indication of the risks of investing in the Large Cap Value Fund. This bar chart shows changes in performance (before taxes) of the Fund's Class A shares during each full calendar year of operations. The bar chart does not reflect any sales charges, which would reduce your return. The returns for Class C shares offered by the Fund will be lower than the Class A returns shown in the bar chart since Class C shares have higher 12b-1 distribution fees. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

LARGE CAP VALUE FUND - CLASS A TOTAL RETURNS

2007       2008

-27.01%    -73.79%

                                                         Best Quarter:
                                                         2nd Quarter 2007 +7.35

                                                         Worst Quarter:
                                                         4th Quarter 2008 -41.94

This table compares the Fund's average annual total returns (before and after taxes) for the period ended December 31, 2008, to those of the Russell 1000 Value Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for Class C shares offered by the Fund will differ from the Class A after-tax returns.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2008

                                                                                SINCE FUND
                                                                1 YEAR          STARTED(1)
------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND-CLASS A
Return Before Taxes                                             -75.31%            -42.75%
Return After Taxes on Distributions                             -75.51%            -43.55%
Return After Taxes on Distributions and Sale of Fund Shares(2)  -48.81%            -32.42%
Russell 1000 Value Index(3)                                     -36.85%            -10.37%
LARGE CAP VALUE FUND-CLASS C
Return Before Taxes                                             -74.09%            -42.04%
Russell 1000 Value Index(3)                                     -36.85%            -10.37%
------------------------------------------------------------------------------------------

(1)   The Fund began operations on March 6, 2006.

(2) When the "Return After Taxes on Distributions and Sale of Fund Shares" is greater than the "Return Before Taxes," it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

(3) The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Indices reflect no deductions for fees, expenses or taxes. You cannot invest directly in an index.

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A and Class C shares of the Fund:

             SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                        CLASS A       CLASS C
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
    (as a percentage of offering price)                   5.75%(1)       None
Maximum Deferred Sales Charge
    (as a percentage of original purchase price
    or the amount redeemed, whichever is less)             None(2)      1.00%(3)
Wire Redemption Fee                                   Up to $15     Up to $15
--------------------------------------------------------------------------------

       ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                       0.75%         0.75%
Distribution (12b-1) Fees                             0.25%         1.00%
Other Expenses                                        0.49%         0.61%
    Administration Fees                                      0.20%         0.20%
    Other Expenses                                           0.29%         0.41%
Acquired Fund Fees and Expenses (AFFE)(4)             0.02%         0.02%
Total Annual Fund Operating Expenses                  1.51%         2.38%
Less Fee Waiver and/or Expense Reimbursement(5)       0.14%         0.26%
Net Expenses(6)                                       1.37%         2.12%
--------------------------------------------------------------------------------

(1) You may pay a reduced sales charge on very large purchases. (See "Reduced Class A Sales Charge" in this Prospectus.)

(2) Purchases of $1 million or more do not pay a front-end sales charge, but may pay a contingent deferred sales charge ("CDSC") of 1.00% if shares are redeemed within 1 year of their purchase and compensation was paid to an unaffiliated broker-dealer.

(3) The 1.00% CDSC is not applicable if shares are held for 1 year or longer and may be waived under other circumstances described in this Prospectus.

(4) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. Acquired Fund Fees and Expenses will vary with changes in the expenses of the underlying funds (which may include changes in their fee waiver agreements, if any) as well as the degree to which the Fund invests in underlying funds, and may be higher or lower than the amount shown above.

(5) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of Touchstone's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940). This expense limitation will remain in effect until at least July 31, 2009. Touchstone Advisors, Inc. has no ability to recoup amounts waived or reimbursed. Pursuant to this agreement, "Net Expenses" for Class A shares and Class C shares (including Rule 12b-1 fees) will not exceed 1.35% and 2.10%, respectively. However, for purposes of these waivers, the cost of "Acquired Fund Fees and Expenses," if any, is excluded from Touchstone Advisors, Inc.'s waiver obligations.

(6) The net expenses excluding AFFE for Class A and Class C shares are 1.35% and 2.10%, respectively.

EXAMPLE. This example is intended to help you compare the cost of investing in the Large Cap Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               Assuming No
             Assuming Redemption at End of Period              Redemption

                 CLASS A           CLASS C                       CLASS C
--------------------------------------------------------------------------------
1 Year            $706              $315                         $215
3 Years           $1,012            $718                         $718
5 Years           $1,339            $1,247                       $1,247
10 Years          $2,262            $2,696                       $2,696
--------------------------------------------------------------------------------
The above example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future.

THE FUND'S INVESTMENT GOALS

The Mid Cap Growth Fund seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal.

ITS PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of mid cap companies. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. A mid cap company has a market capitalization between $1.5 billion and $12 billion. The Fund may also invest in companies in the technology sector.

The Fund is sub-advised by two Sub-Advisors that use different style methodologies when evaluating which stocks to buy or sell in their portfolio. Westfield Capital Management Company, LP ("Westfield") uses a growth approach and TCW Investment Management Company ("TCW") uses a value approach. Westfield may invest in companies that have earnings it believes may grow faster than the U.S. economy in general due to new products, management initiatives or personnel changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates. TCW may invest in companies that it believes are undervalued, including companies with unrecognized asset values or undervalued growth, and companies undergoing a turnaround. Both Sub-Advisors evaluate companies by using fundamental analysis of the company's financial statements, interviews with management, analysis of the company's operations and product development and consideration of the company's industry category.

Westfield will sell a security if the predetermined sell price is achieved, if it concludes that the original case for investment is no longer valid, if a security becomes larger than a predetermined percentage of the Fund's portfolio or if more attractive alternative investments are available. TCW will sell a security if it is believed to be fairly valued, if the Fund's holding in a security becomes larger than a predetermined percentage of the Fund's portfolio or if the goals for a security cannot be achieved according to its evaluation process.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments:

      o     If the stock market as a whole goes down

      o Because securities of mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies

      o If the companies in which the Fund invests do not grow as rapidly or increase in value as expected

      o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

      o If the methodologies used by the Sub-Advisors to select stocks do not identify attractive investments

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goals.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the Mid Cap Growth Fund. This bar chart shows changes in performance (before taxes) of the Fund's Class A shares for each of the last 10 calendar years. The bar chart does not reflect any sales charges, which would reduce your return. The returns for other classes of shares offered by the Fund will be lower than the Class A returns shown in the bar chart since the other classes have higher 12b-1 distribution fees. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

MID CAP GROWTH FUND - CLASS A TOTAL RETURNS

1999    2000    2001   2002     2003    2004    2005    2006    2007    2008

45.85%  25.92%  7.06%  -23.51%  43.35%  10.58%  10.74%  14.26%  12.09%  -39.41%

                                                        Best Quarter:
                                                        4th Quarter 1999 +26.84%

                                                        Worst Quarter:
                                                        4th Quarter 2008 -26.51%

This table compares the Fund's average annual total returns (before and after taxes) for the period ended December 31, 2008, to those of the Russell Midcap Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2008

                                                                 1 YEAR              5 YEARS          10 YEARS
MID CAP GROWTH FUND CLASS A
---------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                              -42.89%             -2.18%             6.80%
Return After Taxes on Distributions                              -43.04%             -3.34%             4.99%
Return After Taxes on Distributions and Sale of Fund Shares(1)   -27.69%             -1.68%             5.31%
Russell Midcap Growth Index(2)                                   -44.32%             -2.33%            -0.19%
MID CAP GROWTH FUND CLASS C(3)
Return Before Taxes                                              -39.89%             -1.77%             6.66%
Russell Midcap Growth Index(2)                                   -44.32%             -2.33%            -0.19%
---------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND CLASS B                                      1 YEAR              5 YEARS   SINCE CLASS STARTED(4)
---------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                              -42.23%             -1.89%             1.04%
Russell Midcap Growth Index(2)                                   -44.32%             -2.33%            -2.23%
---------------------------------------------------------------------------------------------------------------------

(1) When the "Return After Taxes on Distributions and Sale of Fund Shares" is greater than the "Return Before Taxes," it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

(2) The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Index reflects no deductions for fees, expenses or taxes. You cannot invest directly in an index.

(3) The Class C performance was calculated using the historical performance of the Class C predecessor fund that began operations on October 3, 1994.

(4)   Class B shares began operations on May 1, 2001.

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A, Class B and Class C shares of the Fund:

             SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                        CLASS A       CLASS B       CLASS C
----------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
    (as a percentage of offering price)                   5.75%(1)       None          None
Maximum Deferred Sales Charge
    (as a percentage of original purchase price
    or the amount redeemed, whichever is less)             None(2)      5.00%(3)      1.00%(4)
Wire Redemption Fee                                   Up to $15     Up to $15     Up to $15
----------------------------------------------------------------------------------------------

       ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------------
Management Fees                                       0.80%         0.80%         0.80%
Distribution (12b-1) Fees                             0.25%         1.00%         1.00%
Other Expenses                                        0.42%         0.48%         0.44%
    Administration Fees                                      0.20%         0.20%         0.20%
    Other Expenses                                           0.22%         0.28%         0.24%
Total Annual Fund Operating Expenses                  1.47%         2.28%         2.24%
Less Fee Waiver and/or Expense Reimbursement (5)      0.00%         0.03%         0.00%
Net Expenses                                          1.47%         2.25%         2.24%
----------------------------------------------------------------------------------------------

(1) You may pay a reduced sales charge on very large purchases. (See "Reduced Class A Sales Charge" in this Prospectus.)

(2) Purchases of $1 million or more do not pay a front-end sales charge, but may pay a contingent deferred sales charge ("CDSC") of 1.00% if shares are redeemed within 1 year of their purchase and compensation was paid to an unaffiliated broker-dealer.

(3) You will pay a 5.00% CDSC if shares are redeemed within 1 year of their purchase. The CDSC will be incrementally reduced over time. After the 6th year, there is no CDSC. The CDSC may be waived under certain circumstances described in this Prospectus.

(4) The 1.00% CDSC is not applicable if shares are held for 1 year or longer and may be waived under other circumstances described in this Prospectus.

(5) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of Touchstone's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940). This expense limitation will remain in effect until at least July 31, 2009. Touchstone Advisors, Inc. has no ability to recoup amounts waived or reimbursed. Pursuant to this agreement, "Net Expenses" for Class A shares, Class B shares and Class C shares (including Rule 12b-1 fees) will not exceed 1.50%, 2.25% and 2.25%, respectively. However, for purposes of these waivers, the cost of "Acquired Fund Fees and Expenses," if any, is excluded from Touchstone Advisors, Inc.'s waiver obligations.

EXAMPLE. This example is intended to help you compare the cost of investing in the Mid Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example). The example also reflects changes in the 10 year operating expenses of Class B shares since Class B shares convert to Class A shares after 8 years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                              ASSUMING NO
                      ASSUMING REDEMPTION AT END OF PERIOD                    REDEMPTION
                   CLASS A           CLASS B         CLASS C           CLASS B           CLASS C
------------------------------------------------------------------------------------------------
1 Year             $716              $628            $327              $228              $227
3 Years            $1,013            $909            $700              $709              $700
5 Years            $1,332            $1,317          $1,200            $1,217            $1,200
10 Years           $2,231            $2,410          $2,575            $2,410            $2,575
------------------------------------------------------------------------------------------------

The above example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future.

CAN A FUND DEPART FROM ITS NORMAL INVESTMENT STRATEGIES?

Each Fund from time to time may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic, political or other conditions, including conditions when a Sub-Advisor is unable to identify attractive investment opportunities. A Fund's temporary investments may include debt securities, money market instruments, other short-term securities or cash equivalents. During these times, a Fund may not achieve its investment goals.

DO THE FUNDS ENGAGE IN ACTIVE TRADING OF SECURITIES?

Each Fund (except the Large Cap Core Equity Fund) may engage in active trading to achieve its investment goals. This may cause a Fund to realize higher capital gains, which would be passed on to you. Higher capital gains could increase your tax liability. Frequent trading also increases transaction costs, which would lower a Fund's performance.

CAN A FUND CHANGE ITS INVESTMENT GOALS WITHOUT SHAREHOLDER APPROVAL?

Each Fund may change its investment goals by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any change takes effect.

DO THE FUNDS HAVE OTHER INVESTMENT STRATEGIES, IN ADDITION TO THEIR PRINCIPAL INVESTMENT STRATEGIES?

Diversified Small Cap Growth Fund. The Fund may also invest in:

      o     Initial public offerings

      o     Securities of foreign companies

      o American depositary receipts ("ADRs"), American depositary shares ("ADSs") and other depositary receipts

      o     Securities of companies in emerging market countries

      o     Cash equivalents

      o     Other investment companies

Growth Opportunities Fund. The Fund may also invest in:

      o Securities of foreign companies that are traded on exchanges outside of the United States (up to 10% of total assets)

      o ADRs, ADSs and any foreign issuers that are publicly traded on exchanges or over-the-counter in the United States (up to 15% of total assets)

      o Securities of companies in emerging market countries (up to 10% of total assets)

      o     Initial public offerings (up to 10% of total assets)

      o     Other investment companies (up to 10% of total assets)

Large Cap Growth Fund. The Fund may also invest in:

      o     ADRs (up to 15% of total assets)

      o     Investment grade debt securities, cash or cash equivalents

      o     Other investment companies

Mid Cap Growth Fund. The Fund may also invest in:

      o     Securities of large cap and small cap companies

      o     Securities of foreign companies (up to 20% of total assets)

      o     ADRs, ADSs and other depositary receipts (up to 20% of total assets)

      o Securities of companies in emerging market countries (up to 10% of total assets)

      o Securities designed to replicate an index, an industry or a sector of the economy

      o     Cash equivalents

      o     Initial public offerings

      o     Other investment companies

Large Cap Value Fund. The Fund may also invest in:

      o     Initial public offerings

      o     Other investment companies

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

FOREIGN COMPANIES are companies that meet all of the following criteria:

      o     They are organized under the laws of a foreign country

      o     They maintain their principal place of business in a foreign country

      o The principal trading market for their securities is located in a foreign country

      o They derive at least 50% of their revenues or profits from operations in foreign countries

      o     They have at least 50% of their assets located in foreign countries

ADRS, ADSS AND OTHER DEPOSITARY RECEIPTS. ADRs and ADSs are securities that represent an ownership interest in a foreign security. They are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security. A Fund may invest in both sponsored and unsponsored ADRs.

MARKET CAPITALIZATIONS. If a security that is within the market capitalization range for a Fund at the time of purchase later falls outside the range, which is most likely to happen because of market growth, the Fund may continue to hold the security if, in the Sub-Advisor's judgment, the security remains otherwise consistent with the Fund's investment goal and strategies. However, this change could affect the Fund's flexibility in making new investments.

UNDERVALUED STOCKS. A stock is considered undervalued if the Sub-Advisor believes it should be trading at a higher price than it is at the time of purchase. Factors considered may include:

      o     Price relative to earnings

      o     Price relative to cash flow

      o     Price relative to financial strength

EMERGING MARKET COUNTRIES are countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. When a Fund invests in securities of a company in an emerging market country, it invests in securities issued by a company that meet one or more of the following criteria:

      o     It is organized under the laws of an emerging market country.

      o It maintains its principal place of business in an emerging market country.

      o The principal trading market for its securities is located in an emerging market country.

      o It derives at least 50% of its revenues or profits from operations within emerging market countries.

      o It has at least 50% of its assets located in emerging market countries.

INVESTMENT GRADE DEBT SECURITIES are generally rated BBB or better by Standard & Poor's Rating Service and Fitch Ratings or Baa or better by Moody's Investors Service, Inc. or, if unrated, determined by the Advisor or Sub-Advisor to be of comparable credit quality.

FUTURES CONTRACTS AND OPTIONS (DERIVATIVES). Derivative instruments such as futures contracts and options may be used to hedge against adverse changes in the market value of securities held by or to be bought for the Fund, as a substitute for purchasing or selling securities, or to lock in undervalued stock unrealized appreciation. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option gives the purchaser the right, in exchange for a premium, to assume a position in a security or futures contract at a specified exercise price during the term of the option.

OTHER INVESTMENT COMPANIES. The Funds may invest in securities issued by other investment companies. This may include money market funds, index funds, iShares(R), SPDRs and similar securities of other issuers. Touchstone Advisors has received an exemptivE order from the Securities and Exchange Commission ("SEC") that permits the Funds to invest their uninvested cash or cash collateral in one or more affiliated money market funds. Each Fund may invest up to 25% of its total assets in affiliated money market funds, subject to that Fund's investment limitations and certain other conditions pursuant to the exemptive order.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

MARKET RISK (ALL FUNDS). Investments in common stocks are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. In addition, stocks fall into four broad market capitalization categories - large cap, mid cap, small cap and micro cap. Investing primarily in one category carries the risk that due to market conditions, that category may be out of favor. For example, if valuations of large cap companies appear to be greatly out of proportion to the valuations of smaller cap companies, investors may migrate to the stocks of smaller sized companies, causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. The price of stocks tends to go up and down more than the price of bonds.

      o LARGE CAP COMPANIES (LARGE CAP CORE EQUITY FUND, LARGE CAP GROWTH FUND AND LARGE CAP VALUE FUND). Large cap stock risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

      o MID CAP COMPANIES (MID CAP GROWTH FUND). Mid cap stock risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

      o SMALL CAP COMPANIES (DIVERSIFIED SMALL CAP GROWTH FUND). Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

      o TECHNOLOGY SECURITIES (ALL FUNDS). The value of technology securities may fluctuate dramatically and technology securities may be subject to greater than average financial and market risk. Investments in the high technology sector include the risk that certain products may be subject to competitive pressures and aggressive pricing and may become obsolete and the risk that new products will not meet expectations or even reach the market.

NON-DIVERSIFICATION RISK (GROWTH OPPORTUNITIES FUND, LARGE CAP GROWTH FUND AND LARGE CAP VALUE FUND). A non-diversified Fund may invest a significant percentage of its assets in the securities of a single company. Because a higher percentage of the Fund's holdings may be invested in a single company, the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund.

SECTOR AND INDUSTRY RISK (GROWTH OPPORTUNITIES FUND, LARGE CAP GROWTH FUND AND LARGE CAP VALUE FUND). The performance of a fund that may invest up to 25% of its assets in a particular sector or industry may be closely tied to the performance of companies in a limited number of sectors or industries. Companies in a single sector often share common characteristics, are faced with the same obstacles, issues and regulatory burdens and their securities may react similarly to adverse market conditions. The price movements of investments in a particular sector or industry may be more volatile than the price movements of more broadly diversified investments.

INVESTMENT STYLE RISK (ALL FUNDS). Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds may underperform when growth investing is in favor.

FOREIGN RISK (LARGE CAP VALUE FUND). Investing in foreign securities poses unique risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. Diplomatic, political or economic developments, including nationalization or appropriation, could affect investments in foreign securities. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

      o ADRS. While ADRs are traded on U.S. securities exchanges, the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security.

FUTURES AND OPTIONS (DERIVATIVES) (LARGE CAP VALUE FUND). The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments. Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks. The use of derivatives requires an understanding not only of the underlying instruments, but the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Loss may result, for example, from adverse market movements, a lack of correlation between changes in the value of these derivative instruments and the Fund's assets being hedged, the potential illiquidity of the markets for derivative instruments, lack of availability due to new and developing markets, the risk that the counterparty to an over-the-counter ("OTC") contract will fail to perform its obligations, or the risks arising from margin requirements and factors associated with such transactions.

WHAT ARE SOME OF THE OTHER RISKS OF INVESTING IN THE FUNDS?

FOREIGN RISK (DIVERSIFIED SMALL CAP GROWTH FUND, GROWTH OPPORTUNITIES FUND AND MID CAP GROWTH FUND). Investing in foreign securities poses unique risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. Diplomatic, political or economic developments, including nationalization or appropriation, could affect investments in foreign securities. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

      o EMERGING MARKET COUNTRIES (DIVERSIFIED SMALL CAP GROWTH FUND, GROWTH OPPORTUNITIES FUND AND MID CAP GROWTH FUND). Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems that may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries. Economic or political changes may cause larger price changes in these securities than in other foreign securities.

DEBT SECURITY RISK (LARGE CAP GROWTH FUND). Debt securities are subject to the risk that their market value will decline because of rising interest rates. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, when due. Securities rated in the lowest investment grade category have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

INITIAL PUBLIC OFFERING ("IPO") RISK (DIVERSIFIED SMALL CAP GROWTH FUND, GROWTH OPPORTUNITIES FUND, MID CAP GROWTH FUND AND LARGE CAP VALUE FUND). IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk (i.e., the potential that the Fund may be unable to dispose of the IPO shares promptly or at a reasonable price). When a Fund's asset base is small, a significant portion of its performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of investments in IPOs on the Fund's performance probably will decline, which could reduce performance.

LENDING OF PORTFOLIO SECURITIES (ALL FUNDS). The Funds may lend their portfolio securities to brokers, dealers and financial institutions under guidelines adopted by the Board of Trustees, including a requirement that the Fund must receive collateral equal to no less than 100% of the market value of the securities loaned. The risk in lending portfolio securities, as with other extensions of credit, consists of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, a Fund's sub-advisor will consider all relevant facts and circumstances, including the creditworthiness of the borrower. Lending portfolio securities results in additional income to a fund that is used to offset certain fund operating expenses, which, in turn, may serve to reduce the amount that would otherwise be payable by the Advisor to the Fund under the Advisor's contractual expense limitation arrangement (see "Contractual Fee Waiver Agreement").

MARKET DISRUPTION RISK (ALL FUNDS). The United States has recently experienced significant disruption to its financial markets impacting the liquidity and volatility of securities generally, including securities in which the Funds may invest. During periods of extreme market volatility, prices of securities held by the Funds may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Funds could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

The recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude the Funds' ability to achieve their investment goal.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Funds' portfolio holdings. Furthermore, volatile financial markets can expose the Funds to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Funds. The Funds have established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. The Advisor and Sub-Advisors will monitor developments and seek to manage the Funds in a manner consistent with achieving the Funds' investment goals, but there can be no assurance that it will be successful in doing so.

WHERE CAN I FIND INFORMATION ABOUT THE FUNDS' PORTFOLIO HOLDINGS DISCLOSURE POLICIES?

A description of the Funds' policies and procedures for disclosing portfolio securities to any person is available in the Statement of Additional Information ("SAI").

INVESTMENT ADVISOR

TOUCHSTONE ADVISORS, INC. ("TOUCHSTONE ADVISORS" OR THE "ADVISOR") 303 BROADWAY, SUITE 1100, CINCINNATI, OH 45202

Touchstone Advisors has been a registered investment advisor since 1994. As of December 31, 2008, Touchstone Advisors had approximately $5.1 billion in assets under management. As the Funds' advisor, Touchstone Advisors continuously reviews, supervises and administers the Funds' investment programs and also ensures compliance with the Funds' investment policies and guidelines.

Touchstone Advisors is responsible for selecting each Fund's sub-advisor(s), subject to approval by the Board of Trustees. Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating a sub-advisor, including:

      o     Level of knowledge and skill

      o     Performance as compared to its peers or benchmark

      o     Consistency of performance over 5 years or more

      o     Level of compliance with investment rules and strategies

      o     Employees, facilities and financial strength

      o     Quality of service

Touchstone Advisors will also continually monitor each sub-advisor's performance through various analyses and through in-person, telephone and written consultations with the Sub-Advisor. Touchstone Advisors discusses its expectations for performance with each sub-advisor. Touchstone Advisors provides evaluations and recommendations to the Board of Trustees, including whether or not a sub-advisor's contract should be renewed, modified or terminated.

The SEC has granted an exemptive order that permits the Trust or Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Funds must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Touchstone Funds. Shareholders of a Fund will be notified of any changes in its sub-advisor.

Two or more sub-advisors may manage a Fund, with each managing a portion of the Fund's assets. If a Fund has more than one sub-advisor, Touchstone Advisors allocates how much of a Fund's assets are managed by each sub-advisor. Touchstone Advisors may change these allocations from time to time, often based upon the results of its evaluations of the sub-advisory arrangements.

Touchstone Advisors is also responsible for running all of the operations of each Fund, except those that are subcontracted to the Sub-Advisor, custodian, transfer agent, accounting agent, sub-administrative agent or other parties. For its services, Touchstone Advisors is entitled to receive a base investment advisory fee from each Fund at an annualized rate, based on the average daily net assets of the Fund. Touchstone Advisors pays sub-advisory fees to each sub-advisor from its advisory fee. The fee paid by each Fund to Touchstone Advisors during the Fund's most recent fiscal year, based on the average daily net assets of the Fund at an annualized rate, is shown in the table below (the fee to be paid by the Growth Opportunities Fund during the current fiscal year is shown in the table below). The advisory fees below are net of advisory fees waived by Touchstone Advisors, if any.

Name of Fund                                                   Annual Fee Rate
--------------------------------------------------------------------------------
Diversified Small Cap Growth Fund                              0.76%
Growth Opportunities Fund*                                     0.83%
Large Cap Core Equity Fund                                     0.65%
Large Cap Growth Fund                                          0.71%
Large Cap Value Fund                                           0.75%
Mid Cap Growth Fund                                            0.80%
--------------------------------------------------------------------------------
* The Board of Trustees approved a change to the Fund's advisory fee schedule effective February 2, 2009. Under the previous fee schedule, the Fund paid 1.00% of the first $50 million of average net assets, 0.90% of the next $50 million of average net assets, 0.80% of the next $900 million of average net assets and 0.75% on assets over $1 billion. Under the amended fee schedule, the Fund pays a fee of 0.83% of the first $500 million of average net assets, 0.80% of the next $500 million of average net assets and 0.75% on assets over $1 billion. The fee paid by the Fund to Touchstone Advisors during the Fund's most recent fiscal year was 1.00%.

Contractual Fee Waiver Agreement

Touchstone Advisors has contractually agreed to waive fees and reimburse expenses in order to keep the Funds' total operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of Touchstone's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) limited. The contractual limits set forth below have been adjusted to include the effect of Rule 12b-1 fees. However, for purposes of these waivers, the cost of "Acquired Fund Fees and Expenses," if any, is excluded from Touchstone Advisors' waiver obligations. Fee waivers and/or expense reimbursements are calculated and applied monthly, based on each Fund's average net assets during such month. These fee waivers and expense reimbursements will remain in effect until July 31, 2009, except the share classes of the Growth Opportunities Fund which will remain in effect until February 1, 2010. .

                                                            CONTRACTUAL
NAME OF FUND                                                  LIMIT
Diversified Small Cap Growth Fund Class A                      1.40%
Diversified Small Cap Growth Fund Class C                      2.15%
Growth Opportunities Fund Class A                              1.24%
Growth Opportunities Fund Class C                              1.99%
Large Cap Core Equity Fund Class A                             1.15%
Large Cap Core Equity Fund Class C                             1.90%
Large Cap Growth Fund Class A                                  1.25%
Large Cap Growth Fund Class B                                  2.00%
Large Cap Growth Fund Class C                                  2.00%
Large Cap Value Fund Class A                                   1.35%
Large Cap Value Fund Class C                                   2.10%
Mid Cap Growth Fund Class A                                    1.50%
Mid Cap Growth Fund Class B                                    2.25%
Mid Cap Growth Fund Class C                                    2.25%
--------------------------------------------------------------------------------

SUB-ADVISORS

The Sub-Advisors make the daily decisions regarding buying and selling specific securities for the Funds. Each Sub-Advisor manages the investments held by the Fund it serves according to the applicable investment goals and strategies.

SUB-ADVISOR TO THE DIVERSIFIED SMALL CAP GROWTH FUND

FORT WASHINGTON INVESTMENT ADVISORS, INC. ("FWIA")
THE HUNTINGTON CENTER, 41 SOUTH HIGH STREET, SUITE 2495
COLUMBUS, OHIO 43215

FWIA has been a registered investment advisor since 1990 and has managed the Fund since its inception. The Fund is managed by the Growth Team of FWIA, which consists of four members. The Growth Team makes the investment decisions for the Fund, and is primarily responsible for the day-to-day management of the Fund's portfolio. The four members of the Growth Team are listed below.

Richard R. Jandrain III, Managing Director - Growth Equity. Mr. Jandrain joined FWIA in 2004 as Managing Director, Vice President and Senior Portfolio Manager. He was Chief Equity Strategist, Chief Investment Officer of Equities with Banc One Investment Advisors Corporation from 1992 to 2004.

Daniel J. Kapusta, Senior Portfolio Manager. Mr. Kapusta joined FWIA in 2004 as Vice President and Senior Portfolio Manager. He was Growth Team Leader, Portfolio Manager and Senior Equity Research Analyst with Banc One Investment Advisors Corporation from 1992 to 2004.

David K. Robinson, CFA, Senior Portfolio Manager. Mr. Robinson joined FWIA in 2004 as Vice President and Senior Portfolio Manager. He was Portfolio Manager, Senior Equity Research Analyst with Banc One Investment Advisors Corporation from 1994 to 2004.

Bihag Patel, CFA, Senior Portfolio Manager. Mr. Patel joined FWIA in 2004 as Vice President and Senior Portfolio Manager. He was Portfolio Manager, Senior Equity Analyst with Banc One Investment Advisors Corporation from 1998 to 2004.

FWIA is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep FWIA as the Fund's Sub-Advisor. The Board of Trustees reviews Touchstone Advisors' decisions, with respect to the retention of FWIA, to reduce the possibility of a conflict of interest situation.

HISTORICAL PERFORMANCE OF FWIA'S DIVERSIFIED SMALL CAP GROWTH STYLE PRIVATE ACCOUNT

FWIA has been managing small cap growth stocks since 2005, and has done considerable modeling in this style. It began managing one account using this strategy on January 1, 2005. This account and the Diversified Small Cap Growth Fund have substantially similar investment objectives, policies and strategies. The information for the account is provided to show the past performance of FWIA in managing the account, as measured against a specified market index. The performance of the account managed by FWIA does not represent the historical performance of the Diversified Small Cap Growth Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses, including management fees, the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and availability of cash for new investments. In addition, the managed account is not subject to certain investment limitations or other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the managed account. The results for different periods may vary.

FWIA provided the information used in making the performance calculations. The account's rate of return includes realized and unrealized gains plus income, including accrued income. Returns from cash and cash equivalents in the account are included in the performance calculations, and the cash and cash equivalents are included in the total assets on which the performance is calculated. The account is valued at least quarterly, and periodic returns are geometrically linked. The performance is shown both gross and net of the sales load of 5.75%, which is the maximum sales load for the Class A shares of the Diversified Small Cap Growth Fund, and expenses of 1.40%, which are the expenses for the fiscal year ended March 31, 2008 of the Class A shares of the Diversified Small Cap Growth Fund. Results include the reinvestment of dividends and capital gains.

This method of calculating performance of the select accounts differs from the SEC's standardized methodology to calculate performance and results in a total return different from that derived from the standardized methodology.

                                  DIVERSIFIED              DIVERSIFIED
                                SMALL CAP GROWTH         SMALL CAP GROWTH
                                STYLE-ACCOUNT(1)         STYLE-ACCOUNT(1)
                              (INCLUDING ESTIMATED     (EXCLUDING ESTIMATED       RUSSELL 2000
                            EXPENSES AND SALES LOAD)  EXPENSES AND SALES LOAD)   GROWTH INDEX(2)
------------------------------------------------------------------------------------------------
12-month period ended
    March 31, 2008                  -12.99%                   -6.37%                -8.94%
Since inception of account
    January 1, 2005 through
    March 31, 2008                    2.95%                    6.34%                 3.03%
------------------------------------------------------------------------------------------------

(1) On January 1, 2005, FWIA began managing this style with one account totaling $50.27 million. As of March 31, 2008, the account totaled approximately $165.52 million.

(2) The Russell 2000 Growth Index is a widely recognized, unmanaged index of common stock prices. The Index reflects the total return of securities comprising the Index, including changes in market price as well as accrued income, which is presumed to be reinvested. Performance figures for the Index do not reflect the deduction of transaction costs or expenses, including management fees. You cannot invest directly in an index.

SUB-ADVISOR TO THE GROWTH OPPORTUNITIES FUND

WESTFIELD CAPITAL MANAGEMENT COMPANY, LP ("WESTFIELD")
ONE FINANCIAL CENTER, BOSTON, MA 02111

Westfield has been a registered investment advisor since 1989 and has managed the Fund since July 2006. The Fund is managed by the Westfield Investment Committee, which consists of the five members listed below and Westfield's other security analysts. Industry sectors are divided among the committee members. The five primary managers are listed below.

William A. Muggia is the lead portfolio manager of the Fund and is the President, Chief Executive Officer, Chief Investment Officer and Partner of Westfield. He covers the Healthcare and Energy sectors, as well as provides overall market strategy. Mr. Muggia has worked at Westfield since 1994. Arthur
J. Bauernfeind is the Chairman and has worked at Westfield since 1990. He is Westfield's economist. Ethan J. Meyers, Partner, has worked at Westfield since 1999. He covers the Financials sector and the Consumer Services industry. Scott
R. Emerman, Partner, has worked at Westfield since 2002. He covers the Consumer Discretionary and Consumer Staples sectors. Matthew W. Strobeck, Partner, has worked at Westfield since 2003. He covers the Healthcare sector. Mr. Bauernfeind, Mr. Meyers, Mr. Emerman and Mr. Strobeck will discuss cash flow situations with Mr. Muggia and are able to perform the same duties in Mr. Muggia's absence. Mr. Muggia, Mr. Bauernfeind, Mr. Meyers and Mr. Emerman have managed the Fund since July 2006. Mr. Strobeck has managed the Fund since August 2008.

SUB-ADVISOR TO THE LARGE CAP CORE EQUITY FUND

TODD INVESTMENT ADVISORS, INC. ("TODD")
101 SOUTH FIFTH STREET, SUITE 3160, LOUISVILLE, KY 40202

Todd has been registered as an investment advisor since 1967 and has managed the Fund since its inception. Curtiss M. Scott, Jr., CFA, has primary responsibility for the daily management of the Fund. Mr. Scott joined Todd in 1996 and is the President and Chief Executive Officer. Mr. Scott is supported by Robert P. Bordogna, Bosworth M. Todd and John J. White, CFA. Robert Bordogna is the Chairman of Todd and was the President and Chief Executive Officer from 1980 to 2005. Bosworth M. Todd founded Todd in 1967 and is the Chairman Emeritus. John
J. White is a Portfolio Manager and joined Todd in 2002. Mr. White worked as a Director of Equity Research and Investment Strategy at Wachovia Securities from 1994 until 2002. Messrs. Scott, Bordogna and Todd have managed the Fund since its inception. Mr. White has managed the Fund since 2002.

Todd is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Todd as the Fund's Sub-Advisor. The Board of Trustees reviews Touchstone Advisors' decisions, with respect to the retention of Todd, to reduce the possibility of a conflict of interest situation.

SUB-ADVISOR TO THE LARGE CAP GROWTH FUND

NAVELLIER & ASSOCIATES, INC. ("NAVELLIER")
ONE EAST LIBERTY, THIRD FLOOR, RENO, NV  89501

Navellier has been a registered investment advisor since 1987 and has managed the Fund since 2004. Its sister company, that is now dissolved, Navellier Management, Inc. managed the Fund from its inception until 2004. Shawn C. Price is the primary manager and Louis G. Navellier is the secondary manager of the Fund and both have managed the Fund since its inception. Mr. Price has been a Portfolio Manager for Navellier since 1991 and Mr. Navellier has been the Chief Executive Officer of Navellier since 1987.

SUB-ADVISOR TO THE LARGE CAP VALUE FUND

JS ASSET MANAGEMENT, LLC ("JSAM")
ONE TOWER BRIDGE, 100 FRONT STREET, SUITE 501
WEST CONSHOHOCKEN, PA 19428

JSAM has been a registered investment advisor since 2005 and has managed the Fund since its inception. John Schneider, President and Chief Investment Officer of JSAM, is the primary manager of the Fund and has managed the Fund since its inception. Mr. Schneider founded JSAM in February 2005. From 1999 until 2005 he was a Senior Portfolio Manager and Managing Director of PIMCO Equity Advisors.

PRIOR PERFORMANCE OF JOHN SCHNEIDER

Prior to joining JSAM, Mr. Schneider was the portfolio manager of the PIMCO Value Fund (the "PIMCO Value Fund"), which has been renamed since his departure and is currently called the Allianz OCC Value Fund. As portfolio manager of the PIMCO Value Fund, Mr. Schneider was solely responsible for the daily management of the PIMCO Value Fund and had full discretionary authority over the selection of investments for the PIMCO Value Fund. In managing the PIMCO Value Fund, Mr. Schneider used a "value" style of investing by selecting stocks of companies with below average valuations whose business fundamentals are expected to improve. This is the same "value" style of investing that Mr. Schneider uses in managing the Fund. The PIMCO Value Fund has substantially similar investment objectives, policies and principal strategies as the Fund.

RETURNS OF THE PIMCO VALUE FUND. The average annual returns of the PIMCO Value Fund during Mr. Schneider's tenure as portfolio manager, compared with the performance of the Russell 1000 Value Index is set forth below. The returns show the effect of the applicable sales charge for Class A shares. Historical performance is not indicative of future performance. The PIMCO Value Fund is a separate fund and its historical performance is not indicative of the potential performance of the Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities. This performance does not include the performance of 3 private accounts managed by Mr. Schneider, but the exclusion of these accounts does not render the performance misleading.

PIMCO VALUE FUND
AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED JANUARY 31, 2005

                                                                                   SINCE
                                           1 YEAR         3 YEARS     4 YEARS   INCEPTION(1)
--------------------------------------------------------------------------------------------
PIMCO Value Fund - Class A(2,3,4)           1.48%           4.34%       7.27%      11.98%
PIMCO Value Fund - Class C(2,5)             6.55%           5.52%       7.97%      12.50%
Russell 1000 Value Index(6)                12.45%           8.20%       4.27%      5.17%
--------------------------------------------------------------------------------------------

(1) Mr. Schneider managed the PIMCO Value Fund from June 1, 2000 to February 11, 2005.

(2) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.

(3) The expense ratio of Class A shares of the PIMCO Value Fund during the fiscal years ended June 30, 2000, 2001, 2002, 2003, 2004 and 2005 is
      1.11%, 1.10%, 1.10%, 1.10%, 1.11% and 1.11%, respectively.

(4) The average annual total return of Class A shares of the PIMCO Value Fund (without deducting the maximum sales charge) for 1 year, 3 years, 4 years and since inception (for the periods ended January 31, 2005) is 7.39%, 6.33%, 8.80% and 13.34%, respectively.

(5) The expense ratio of Class C shares of the PIMCO Value Fund during the fiscal years ended June 30, 2000, 2001, 2002, 2003, 2004 and 2005 is
      1.86%, 1.85%, 1.85%, 1.85%, 1.86% and 1.86%, respectively.

(6) The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Indexes reflect no deductions for fees, expenses or taxes.

SUB-ADVISORS TO THE MID CAP GROWTH FUND

The Mid Cap Growth Fund's assets are allocated between two Sub-Advisors, each using a different management style. TCW uses a value approach and Westfield uses a growth approach.

TCW INVESTMENT MANAGEMENT COMPANY ("TCW")
865 SOUTH FIGUEROA STREET, SUITE 1800, LOS ANGELES, CA 90017

TCW has been a registered investment advisor since 1987 and has managed the portion of the Fund's assets allocated to TCW since May 2001. Susan I. Suvall and John A. Gibbons have primary responsibility for the daily management of the Fund and collaborate on all investment decisions with respect to the Fund. Ms. Suvall has been a portfolio manager of the Fund since May 2001 and Mr. Gibbons has been a portfolio manager of the Fund since April 2008. Prior to April 2008, Mr. Gibbons was an analyst for the Fund covering a variety of sectors including chemicals, energy, health care, industrials and materials. Ms. Suvall is a Group Managing Director of TCW and has been with the firm since 1985. Mr. Gibbons is a Managing Director of TCW and has been with the firm since 2000.

WESTFIELD CAPITAL MANAGEMENT COMPANY, LP ("WESTFIELD")
ONE FINANCIAL CENTER, BOSTON, MA 02111

Westfield has been a registered investment advisor since 1989 and has managed the portion of the Fund's assets allocated to Westfield since the Fund's inception. The Fund is managed by Westfield's Investment Committee, which consists of the five members listed below and Westfield's other security analysts. Industry sectors are divided among the committee members. The five primary managers are listed below.

William A. Muggia is the lead portfolio manager and is the President, Chief Executive Officer, Chief Investment Officer and Partner of Westfield. Mr. Muggia covers the Healthcare and Energy sectors, as well as provides overall market strategy. He has worked at Westfield since 1994 and has managed the Fund since 1999. Arthur J. Bauernfeind, Chairman, is Westfield's economist. He has worked at Westfield since 1990 and has managed the Fund since its inception. Ethan J. Meyers, Partner, covers the Financials sector and the Consumer Services industry. He has worked at Westfield since 1999 and has managed the Fund since 1999. Scott R. Emerman, Partner, covers the Consumer Discretionary and Consumer Staples sectors. He has worked at Westfield since 2002 and has managed the Fund since 2002. Matthew W. Strobeck, Partner, covers the Healthcare sector. He has worked at Westfield since 2003 and has managed the Fund since August 2008. Mr. Bauernfeind, Mr. Meyers, Mr. Emerman and Mr. Strobeck will discuss cash flow situations with Mr. Muggia and are able to perform the same duties in Mr. Muggia's absence.

The SAI provides additional information about each portfolio manager's compensation structure, other managed accounts and ownership of securities in their managed Fund(s). A discussion of the basis for the Board of Trustees' approval of the Funds' advisory and sub-advisory agreements is in the Trust's March 31, 2008 Annual Report.

SHARE CLASS OFFERINGS. Each Fund currently offers the classes of shares listed below. The Funds' Class Y shares and Institutional shares are offered in separate prospectuses. For information about the Class Y shares or Institutional shares, or to obtain a copy of the prospectus, call Touchstone Securities, Inc. ("Touchstone") at 1.800.543.0407 or call your financial advisor.

                                     CLASS A   CLASS B   CLASS C   CLASS Y  INSTITUTIONAL
-----------------------------------------------------------------------------------------
Diversified Small Cap Growth Fund       X                   X         X
Growth Opportunities Fund               X                   X                     X
Large Cap Core Equity Fund              X                   X
Large Cap Growth Fund                   X        X*         X         X
Large Cap Value Fund                    X                   X
Mid Cap Growth Fund                     X        X*         X
-----------------------------------------------------------------------------------------

*Effective February 2, 2009, Class B shares of the Mid Cap Growth Fund and Large Cap Growth Fund are no longer offered for purchase.

Each class of shares has different sales charges and distribution fees. The amount of sales charges and distribution fees you pay will depend on which class of shares you decide to purchase.

CLASS A SHARES

The offering price of Class A shares of each Fund is equal to its net asset value ("NAV") plus a front-end sales charge that you pay when you buy your shares. The front-end sales charge is generally deducted from the amount of your investment. Class A shares are subject to a 12b-1 fee.

CLASS A SALES CHARGE. The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares. The amount of front-end sales charge is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted. Note that the front-end sales charge gets lower as your investment amount gets larger.

                                                      SALES         SALES CHARGE
                                                     CHARGE            AS % OF
                                                     AS % OF          NET AMOUNT
AMOUNT OF YOUR INVESTMENT                         OFFERING PRICE      INVESTED
--------------------------------------------------------------------------------
Under $50,000                                         5.75%             6.10%
$50,000 but less than $100,000                        4.50%             4.71%
$100,000 but less than $250,000                       3.50%             3.63%
$250,000 but less than $500,000                       2.95%             3.04%
$500,000 but less than $1 million                     2.25%             2.30%
$1 million or more                                    0.00%             0.00%
--------------------------------------------------------------------------------

WAIVER OF CLASS A SALES CHARGE. There is no front-end sales charge if you invest $1 million or more in Class A shares of a Fund. If you redeem shares that were part of the $1 million breakpoint purchase within one year, you may pay a contingent deferred sales charge ("CDSC") of 1% on the shares redeemed, if a commission was paid by Touchstone to a participating unaffiliated broker-dealer. There is no front-end sales charge on exchanges between Funds or dividends reinvested in a Fund. In addition, there is no front-end sales charge on the following purchases:

      o Purchases by registered representatives or other employees (and their immediate family members*) of broker-dealers, banks, or other financial institutions having selling agreements with Touchstone.

      o Purchases in accounts as to which a broker-dealer or other financial intermediary charges an asset management fee economically comparable to a sales charge, provided the broker-dealer or other financial intermediary has a selling agreement with Touchstone.

      o Purchases by a trust department of any financial institution in its capacity as trustee to any trust.

      o Purchases through authorized processing organizations described in this Prospectus.

      o Purchases by an employee benefit plan having more than 25 eligible employees or a minimum of $250,000 invested in the Touchstone Funds.

      o Purchases by an employee benefit plan that is provided administrative services by a third party administrator that has entered into a special service arrangement with Touchstone.

      o Purchases by shareholders who owned shares of Touchstone Funds Group Trust as of November 17, 2006 who are purchasing additional shares for their account or opening new accounts in any Touchstone Fund. If you are purchasing shares through a financial intermediary, you must notify the intermediary at the time of purchase that a purchase qualifies for a sales load waiver and you may be required to provide copies of account statements verifying your qualification.

      o Reinvestment of redemption proceeds from Class A or Class B shares of any Touchstone Fund if the reinvestment occurs within 90 days of redemption.

* Immediate family members are defined as the spouse, parents, siblings, domestic partner, natural or adopted children, mother-in-law, father-in-law, brother-in-law and sister-in-law of a registered representative or employee. The term "employee" is deemed to include current and retired employees.

Sales charge waivers must be qualified in advance by Touchstone by marking the appropriate section on the investment application and completing the "Eligibility for Exemption from Sales Charge" form. You can obtain the application and form by calling Touchstone at 1.800.543.0407 or by visiting the touchstoneinvestments.com website. Purchases at NAV may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Fund. At the option of the Fund, the front-end sales charge may be included on future purchases.

REDUCED CLASS A SALES CHARGE. You may also purchase Class A shares of a Fund at the reduced sales charges shown in the table above through the Rights of Accumulation Program or by signing a Letter of Intent. The following purchasers ("Qualified Purchasers") may qualify for a reduced sales charge under the Rights of Accumulation Program or Letter of Intent:

      o an individual, an individual's spouse, an individual's children under the age of 21; or

      o a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or

      o employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases are provided; or

      o an organized group, provided that the purchases are made through a central administrator, a single dealer or other means which result in economy of sales effort or expense.

The following accounts ("Qualified Accounts") held in Class A shares of any Touchstone Fund sold with a front-end sales charge may be grouped together to qualify for the reduced sales charge under the Rights of Accumulation Program or Letter of Intent:

      o     Individual accounts

      o     Joint tenant with rights of survivorship accounts

      o     Uniform gift to minor accounts ("UGTMA")

      o     Trust accounts

      o     Estate accounts

      o     Guardian/Conservator accounts

      o     IRA accounts, including Traditional, Roth, SEP and SIMPLE

      o     Coverdell Education Savings Accounts

RIGHTS OF ACCUMULATION PROGRAM. Under the Rights of Accumulation Program, you may qualify for a reduced sales charge by aggregating all of your investments held in a Qualified Account. You or your dealer must notify Touchstone at the time of purchase that a purchase qualifies for a reduced sales charge under the Rights of Accumulation Program and must provide either a list of account numbers or copies of account statements verifying your qualification. If your shares are held directly in a Touchstone Fund or through a dealer, you may combine the historical cost or current NAV (whichever is higher) of your existing Class A shares of any Touchstone Fund sold with a front-end sales charge with the amount of your current purchase in order to take advantage of the reduced sales charge. Historical cost is the price you actually paid for the shares you own, plus your reinvested dividends and capital gains. If you are using historical cost to qualify for a reduced sales charge, you should retain any records to substantiate your historical costs since the Fund, its transfer agent or your broker-dealer may not maintain this information.

If your shares are held through financial intermediaries and/or in a retirement account (such as a 401(k) or employee benefit plan), you may combine the current NAV of your existing Class A shares of any Touchstone Fund sold with a front-end sales charge with the amount of your current purchase in order to take advantage of the reduced sales charge. You or your financial intermediary must notify Touchstone at the time of purchase that a purchase qualifies for a reduced sales charge under the Rights of Accumulation Program and must provide copies of account statements dated within three months of your current purchase verifying your qualification.

Upon receipt of the above referenced supporting documentation, Touchstone will calculate the combined value of all of the Qualified Purchaser's Qualified Accounts to determine if the current purchase is eligible for a reduced sales charge. Purchases made for nominee or street name accounts (securities held in the name of a dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with purchases for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

LETTER OF INTENT. If you plan to invest at least $50,000 (excluding any reinvestment of dividends and capital gains distributions) during the next 13 months in Class A shares of any Touchstone Fund sold with a front-end sales charge, you may qualify for a reduced sales charge by completing the Letter of Intent section of your account application. A Letter of Intent indicates your intent to purchase at least $50,000 in Class A shares of any Touchstone Fund sold with a front-end sales charge over the next 13 months in exchange for a reduced sales charge indicated on the above chart. The minimum initial investment under a Letter of Intent is $10,000. You are not obligated to purchase additional shares if you complete a Letter of Intent. However, if you do not buy enough shares to qualify for the projected level of sales charge by the end of the 13-month period (or when you sell your shares, if earlier), your sales charge will be recalculated to reflect your actual purchase level. During the term of the Letter of Intent, shares representing 5% of your intended purchase will be held in escrow. If you do not purchase enough shares during the 13-month period to qualify for the projected reduced sales charge, the additional sales charge will be deducted from your escrow account. If you have purchased Class A shares of any Touchstone Fund sold with a front-end sales charge within 90 days prior to signing a Letter of Intent, they may be included as part of your intended purchase. You must provide either a list of account numbers or copies of account statements verifying your purchases within the past 90 days.

OTHER INFORMATION. Information about sales charges and breakpoints is also available in a clear and prominent format on the touchstoneinvestments.com website. You can access this information by selecting "Sales Charges and Breakpoints" under the "Pricing and Performance" link. For more information about qualifying for a reduced or waived sales charge, contact your financial advisor or contact Touchstone at 1.800.543.0407.

CLASS B SHARES

BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS OF $250,000 OR MORE, A REQUEST TO PURCHASE CLASS B SHARES FOR $250,000 OR MORE WILL BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED. EFFECTIVE FEBRUARY 2, 2009, CLASS B SHARES ARE CLOSED TO ALL PURCHASES.

Class B shares of the Funds are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds. Class B shares are subject to a 12b-1 fee. A CDSC will be charged if you redeem Class B shares within 6 years after you purchased them. The amount of the CDSC will depend on how long you have held your shares, as set forth in the following table:

                                                                 CDSC AS A % OF
                                                                  AMOUNT SUBJECT
YEAR SINCE PURCHASE PAYMENT MADE                                    TO CHARGE
--------------------------------------------------------------------------------
First                                                                 5.00%
Second                                                                4.00%
Third                                                                 3.00%
Fourth                                                                2.00%
Fifth                                                                 1.00%
Sixth                                                                 1.00%
Seventh and thereafter*                                               None
--------------------------------------------------------------------------------
*Class B shares will automatically convert to Class A shares after they have been held for approximately 8 years.

CONVERSION TO CLASS A SHARES. Class B shares will convert automatically to Class A shares after 8 years from your initial purchase. The conversion will occur in the month following your 8-year anniversary. The conversion is based on the relative NAVs of the shares of the two classes on the conversion date and no sales charge will be imposed. Class B shares you have acquired through automatic reinvestment of dividends or capital gains will be converted in proportion to the total number of Class B shares you have purchased and own. Since the Rule 12b-1 distribution fees for Class A shares are lower than for Class B shares, converting to Class A shares will lower your expenses.

CLASS C SHARES

BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS OF $1 MILLION OR MORE, A REQUEST TO PURCHASE CLASS C SHARES FOR $1 MILLION OR MORE WILL BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED. Class C shares of the Funds are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds. A CDSC of 1.00% will be charged on Class C shares redeemed within 1 year after you purchased them. Class C shares are subject to a 12b-1 fee.

12B-1 DISTRIBUTION PLANS

Each Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, for each class of shares it offers that are subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under the Class A plan, the Funds pay an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class B and Class C plans, the Funds pay an annual fee of up to 1.00% of average daily net assets attributable to Class B or Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is an account maintenance fee). Because these fees are paid out of a Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

DEALER COMPENSATION

Touchstone, the Trust's principal underwriter, at its expense (from a designated percentage of its income) currently provides additional compensation to certain dealers. Touchstone pursues a focused distribution strategy with a limited number of dealers who have sold shares of a Fund or other Touchstone Funds. Touchstone reviews and makes changes to the focused distribution strategy on a continual basis. These payments are generally based on a pro rata share of a dealer's sales. Touchstone may also provide compensation in connection with conferences, sales or training programs for employees, seminars for the public, advertising and other dealer-sponsored programs. Touchstone Advisors, at its expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for distribution, administrative and/or shareholder servicing activities. Touchstone Advisors may also reimburse Touchstone for making these payments.

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

PURCHASING YOUR SHARES

Please read this Prospectus carefully and then determine how much you want to invest. You may purchase shares of the Funds directly from Touchstone, through your financial advisor or through a processing organization. In any event, you must complete an investment application. You can obtain an investment application from Touchstone, your financial advisor, or by visiting our website at touchstoneinvestments.com. Check below to find the minimum investment requirements and ways to purchase shares in the Funds.

For more information about how to purchase shares, call Touchstone at 1.800.543.0407.

- INVESTOR ALERT: Each Touchstone Fund reserves the right to restrict or reject any purchase request, including exchanges from other Touchstone Funds, that it regards as disruptive to efficient portfolio management. For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor. (See "Market Timing Policy" in this Prospectus.)

MINIMUM INVESTMENT REQUIREMENTS

                                                                 INITIAL         ADDITIONAL
                                                               INVESTMENT        INVESTMENT
-------------------------------------------------------------------------------------------
Regular Account                                              $      2,500       $        50
Retirement Plan Account or Custodial Account under
     the Uniform Gifts/Transfers to Minors Act ("UGTMA")     $      1,000       $        50
Investments through the Automatic Investment Plan            $        100       $        50
-------------------------------------------------------------------------------------------

- INVESTOR ALERT: Touchstone may change these initial and additional investment minimums at any time.

OPENING AN ACCOUNT

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING AN ACCOUNT

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the price determined at the end of business (usually 4:00 p.m. eastern time ("ET")) on the day that your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

INVESTING IN THE FUNDS

BY MAIL OR THROUGH YOUR FINANCIAL ADVISOR

o Please make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds. We do not accept third party checks for initial investments.

o Send your check with the completed investment application by regular mail to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354, or by overnight mail to Touchstone, c/o JPMorgan Chase Bank, N.A., 303 Broadway, Suite 900, Cincinnati, Ohio 45202-4203.

o Your application will be processed subject to your check clearing. If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

o     You may also open an account through your financial advisor.

BY EXCHANGE

o You may exchange shares of the Funds for shares of the same class of another Touchstone Fund (subject to the applicable sales charge, if any). You may also exchange Class A or Class C shares of the Funds for Class A shares of any Touchstone money market fund, except the Institutional Money Market Fund.

o     You do not have to pay any exchange fee for your exchange.

o Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending on when you originally purchased the exchanged shares. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

o If you exchange Class C shares for Class A shares of any Touchstone money market fund, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares. However, if you exchange back into your original Class C shares, the prior holding period of your Class C shares will be added to your current holding period of Class C shares in calculating the CDSC.

o If you purchased Class A shares for $1 million or more at NAV and compensation was paid to an unaffiliated broker-dealer and you exchange all or a portion of the shares into any Touchstone money market fund within 12 months of the original purchase, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares. However if you exchange back into Class A shares, the prior holding period of your Class A shares will be added to your current holding period of Class A shares in calculating the CDSC.

o You should carefully review the disclosure provided in the Prospectus relating to the exchanged-for shares before making an exchange of your Fund shares.

THROUGH RETIREMENT PLANS

You may invest in the Funds through various retirement plans. These include individual retirement plans and employer sponsored retirement plans.

      INDIVIDUAL RETIREMENT PLANS

      o     Traditional Individual Retirement Accounts ("IRAs")

      o     Savings Incentive Match Plan for Employees ("SIMPLE IRAs")

      o     Spousal IRAs

      o     Roth Individual Retirement Accounts ("Roth IRAs")

      o     Coverdell Education Savings Accounts ("Education IRAs")

      o     Simplified Employee Pension Plans ("SEP IRAs")

      EMPLOYER SPONSORED RETIREMENT PLANS

      o     Defined benefit plans

      o Defined contribution plans (including 401(k) plans, profit sharing plans and money purchase plans)

      o     457 plans

      SPECIAL TAX CONSIDERATION

      To determine which type of retirement plan is appropriate for you, please contact your tax advisor.

For further information about any of the plans, agreements, applications and annual fees, contact Touchstone at 1.800.543.0407 or contact your financial advisor.

THROUGH PROCESSING ORGANIZATIONS

You may also purchase shares of the Funds through a "processing organization," (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Some of the Touchstone Funds have authorized certain processing organizations ("Authorized Processing Organizations") to receive purchase and sales orders on their behalf. Before investing in the Funds through a processing organization, you should read any materials provided by the processing organization together with this Prospectus. You should also ask the processing organization if they are authorized by the Touchstone Funds to receive purchase and sales orders on their behalf. If the processing organization is not authorized, then your purchase order could be rejected which could subject your investment to market risk. When shares are purchased with an Authorized Processing Organization, there may be various differences compared to investing directly with Touchstone. An Authorized Processing Organization may:

      o     Charge a fee for its services

      o     Act as the shareholder of record of the shares

      o     Set different minimum initial and additional investment requirements

      o     Impose other charges and restrictions

      o Designate intermediaries to accept purchase and sales orders on the Funds' behalf

Touchstone considers a purchase or sales order as received when an authorized processing organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV (or offering price, if applicable) next computed after such order is received in proper form.

Shares held through an Authorized Processing Organization may be transferred into your name following procedures established by your Authorized Processing Organization and Touchstone. Certain Authorized Processing Organizations may receive compensation from the Funds, Touchstone, Touchstone Advisors or their affiliates.

It is the responsibility of an Authorized Processing Organization to transmit properly completed orders so that they will be received by Touchstone in a timely manner.

PRICING OF PURCHASES

We price direct purchases in the Funds based upon the next determined public offering price (NAV plus any applicable sales charge) after your order is received. Direct purchase orders received by Touchstone, or an Authorized Processing Organization, by the close of the regular session of trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m. ET, are processed at that day's public offering price. Direct purchase orders received by Touchstone, or an Authorized Processing Organization, after the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, are processed at the public offering price next determined on the following business day. It is the responsibility of Touchstone's Authorized Processing Organization to transmit orders that will be received by Touchstone in proper form and in a timely manner.

ADDING TO YOUR ACCOUNT

BY CHECK

o Complete the investment form provided at the bottom of a recent account statement.

o Make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds.

o     Write your account number on the check.

o Either: (1) Mail the check with the investment form to Touchstone; or (2) Mail the check directly to your financial advisor at the address printed on your account statement. Your financial advisor is responsible for forwarding payment promptly to Touchstone.

o If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

BY WIRE

o     Contact Touchstone or your financial advisor for further instructions.

o Contact your bank and ask it to wire federal funds to Touchstone. Specify your name and account number when remitting the funds.

o     Banks may charge a fee for handling wire transfers.

o Purchases in the Funds will be processed at that day's NAV (or public offering price, if applicable) if Touchstone receives a properly executed wire by the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, on a day when the NYSE is open for regular trading.

BY EXCHANGE

o You may add to your account by exchanging shares from an unaffiliated mutual fund or from another Touchstone Fund.

o For information about how to exchange shares among the Touchstone Funds, see "Opening an Account - By exchange" in this Prospectus.

PURCHASES WITH SECURITIES

o Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to, shares of common stock, provided the acquisition of such securities is consistent with the applicable Fund's investment goals and is otherwise acceptable to Touchstone Advisors.

AUTOMATIC INVESTMENT OPTIONS

The various ways that you can automatically invest in the Funds are outlined below. Touchstone does not charge any fees for these services. For further details about these services, call Touchstone at 1.800.543.0407.

AUTOMATIC INVESTMENT PLAN. You can pre-authorize monthly investments in a Fund of $50 or more to be processed electronically from a checking or savings account. You will need to complete the appropriate section in the investment application to do this. Amounts that are automatically invested in a Fund will not be available for redemption until three business days after the automatic investment.

REINVESTMENT/CROSS REINVESTMENT. Dividends and capital gains can be automatically reinvested in the Fund that pays them or in another Touchstone Fund within the same class of shares without a fee or sales charge. Dividends and capital gains will be reinvested in the Fund that pays them, unless you indicate otherwise on your investment application. You may also choose to have your dividends or capital gains paid to you in cash. If you elect to receive dividends and distributions in cash and the payment (1) is returned and marked as "undeliverable" or (2) is not cashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Fund at the per share net asset value determined as of the date of payment. In addition, any undeliverable checks or checks that are not cashed for six months will be cancelled and then reinvested in the Fund at the per share NAV determined as of the date of cancellation.

DIRECT DEPOSIT PURCHASE PLAN. You may automatically invest Social Security checks, private payroll checks, pension pay outs or any other pre-authorized government or private recurring payments in our Funds.

DOLLAR COST AVERAGING. Our dollar cost averaging program allows you to diversify your investments by investing the same amount on a regular basis. You can set up periodic automatic exchanges of at least $50 from one Touchstone Fund to any other. The applicable sales charge, if any, will be assessed.

SELLING YOUR SHARES

You may sell some or all of your shares on any day that the Fund calculates its NAV. If your request is received by Touchstone, or an Authorized Processing Organization, in proper form by the close of regular trading on the NYSE (normally 4:00 p.m. ET), you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

BY TELEPHONE

o You can sell or exchange your shares over the telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the investment application. You may only sell shares over the telephone if the amount is less than $100,000.

o     To sell your Fund shares by telephone, call Touchstone at 1.800.543.0407.

o Shares held in IRA accounts and qualified retirement plans cannot be sold by telephone.

o If we receive your sale request by the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, on a day when the NYSE is open for regular trading, the sale of your shares will be processed at the next determined NAV on that day. Otherwise it will occur on the next business day.

o Interruptions in telephone service could prevent you from selling your shares by telephone when you want to. When you have difficulty making telephone sales, you should mail to Touchstone (or send by overnight delivery), a written request for the sale of your shares.

o In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case, it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:

      o     Requiring personal identification

      o Making checks payable only to the owner(s) of the account shown on Touchstone's records

      o Mailing checks only to the account address shown on Touchstone's records

      o Directing wires only to the bank account shown on Touchstone's records

      o Providing written confirmation for transactions requested by telephone

      o     Digitally recording instructions received by telephone

BY MAIL

o     Write to Touchstone.

o     Indicate the number of shares or dollar amount to be sold.

o     Include your name and account number.

o Sign your request exactly as your name appears on your investment application.

o You may be required to have your signature guaranteed (See "Signature Guarantees" in this Prospectus for more information).

BY WIRE

o     Complete the appropriate information on the investment application.

o You may be charged a fee by the Fund or the Fund's Authorized Processing Organization for wiring redemption proceeds. You may also be charged a fee by your bank.

o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

o Your redemption proceeds may be deposited without a charge directly into your bank account through an Automated Clearing House ("ACH") transaction. Contact Touchstone for more information.

THROUGH A SYSTEMATIC WITHDRAWAL PLAN

o You may elect to receive, or send to a third party, withdrawals of $50 or more if your account value is at least $5,000.

o     Withdrawals can be made monthly, quarterly, semiannually or annually.

o     There is no special fee for this service.

o     There is no minimum amount required for retirement plans.

      SPECIAL TAX CONSIDERATION

      Systematic withdrawals may result in the sale of your shares at a loss or may result in taxable investment gains.

THROUGH YOUR FINANCIAL ADVISOR OR AUTHORIZED PROCESSING ORGANIZATION

o You may also sell shares by contacting your financial advisor or Authorized Processing Organization, which may charge you a fee for this service. Shares held in street name must be sold through your financial advisor or, if applicable, the Authorized Processing Organization.

o Your financial advisor or Authorized Processing Organization is responsible for making sure that sale requests are transmitted to Touchstone in proper form and in a timely manner.

      SPECIAL TAX CONSIDERATION

      Selling your shares may cause you to incur a taxable gain or loss.

- INVESTOR ALERT: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone's records.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

If you purchase $1 million or more Class A shares at NAV, a CDSC of 1.00% may be charged on redemptions made within 1 year of your purchase. If you redeem Class B shares within 1 year of your purchase, a CDSC of 5.00% will be charged. This charge will be incrementally reduced and after the 6th year there is no CDSC. If you redeem Class C shares within 1 year of your purchase, a CDSC of 1.00% will be charged.

The CDSC will not apply to redemptions of shares you received through reinvested dividends or capital gains distributions and may be waived under certain circumstances described below. The CDSC will be assessed on the lesser of your shares' NAV at the time of redemption or the time of purchase. The CDSC is paid to Touchstone to reimburse expenses incurred in providing distribution-related services to the Funds.

No CDSC is applied if:

o The redemption is due to the death or post-purchase disability of a shareholder

o The redemption is from a systematic withdrawal plan and represents no more than 10% of your annual account value

o The redemption is a benefit payment made from a qualified retirement plan, unless the redemption is due to termination of the plan or transfer of the plan to another financial institution

o The redemption is for a mandatory withdrawal from a traditional IRA account after age 70 1/2

When we determine whether a CDSC is payable on a redemption, we assume that:

o     The redemption is made first from amounts not subject to a CDSC; then

o     From the earliest purchase payment(s) that remain invested in the Fund

The above mentioned CDSC waivers do not apply to redemptions made within one year for purchases of $1 million or more in Class A shares of the Touchstone Funds where a commission was paid by Touchstone to a participating unaffiliated broker-dealer.

The SAI contains further details about the CDSC and the conditions for waiving the CDSC.

SIGNATURE GUARANTEES

Some circumstances require that your request to sell shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Some circumstances that may require an original Medallion Signature Guarantee include:

o     Proceeds from the sale of shares of $100,000 or more

o Proceeds to be paid when information on your investment application has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)

o     Proceeds are being sent to an address other than the address of record

o Proceeds or shares are being sent/transferred from unlike registrations, such as from a joint account to an individual's account

o Sending proceeds via wire or ACH when bank instructions have been added or changed within 30 days of your redemption request

o Proceeds or shares are being sent/transferred between accounts with different account registrations

MARKET TIMING POLICY

Market timing or excessive trading in accounts that you own or control may disrupt portfolio investment strategies, may increase brokerage and administrative costs, and may negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. The Funds will take reasonable steps to discourage excessive short-term trading and will not knowingly accommodate frequent purchases and redemptions of Fund shares by shareholders. The Board of Trustees has adopted the following policies and procedures with respect to market timing of the Funds by shareholders. The Funds will monitor selected trades on a daily basis in an effort to deter excessive short-term trading. If a Fund has reason to believe that a shareholder has engaged in excessive short-term trading, the Fund may ask the shareholder to stop such activities or restrict or refuse to process purchases or exchanges in the shareholder's accounts. While a Fund cannot assure the prevention of all excessive trading and market timing, by making these judgments the Fund believes it is acting in a manner that is in the best interests of its shareholders. However, because the Funds cannot prevent all market timing, shareholders may be subject to the risks described above.

Generally, a shareholder may be considered a market timer if he or she has (i) requested an exchange or redemption out of any of the Touchstone Funds within 2 weeks of an earlier purchase or exchange request out of any Touchstone Fund, or
(ii) made more than 2 "round-trip" exchanges within a rolling 90 day period. A "round-trip" exchange occurs when a shareholder exchanges from one Touchstone Fund to another Touchstone Fund and back to the original Touchstone Fund. If a shareholder exceeds these limits, the Funds may restrict or suspend that shareholder's exchange privileges and subsequent exchange requests during the suspension will not be processed. The Funds may also restrict or refuse to process purchases by the shareholder. These policies and procedures generally do not apply to purchases and redemptions of Money Market Funds (except in the case of an exchange request into a Touchstone non-money market fund), exchanges between Money Market Funds and systematic purchases and redemptions.

Financial intermediaries (such as investment advisors and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed. In accordance with Rule 22c-2 under the Investment Company Act of 1940, the Funds have entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Funds' market-timing policy; (2) furnish the Funds, upon their request, with information regarding customer trading activities in shares of the Funds; and
(3) enforce the Funds' market-timing policy with respect to customers identified by the Funds as having engaged in market timing. When information regarding transactions in the Funds' shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons.

The Funds apply these policies and procedures uniformly to all shareholders believed to be engaged in market timing or excessive trading. The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will they enter into any such arrangements in the future.

HOUSEHOLDING POLICY

The Funds will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as "householding," reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call Touchstone at 1.800.543.0407 and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Funds through a broker or other financial institution, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

RECEIVING SALE PROCEEDS

Touchstone will forward the proceeds of your sale to you (or to your financial advisor or processing organization) within 7 days (normally within 3 business days) after receipt of a proper request.

PROCEEDS SENT TO FINANCIAL ADVISORS OR AUTHORIZED PROCESSING ORGANIZATIONS. Proceeds that are sent to your financial advisor or Authorized Processing Organization will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial advisor or Authorized Processing Organization may benefit from the use of your money.

FUND SHARES PURCHASED BY CHECK. We may delay mailing your redemption proceeds for shares you recently purchased by check until your check clears, which may take up to 15 days. If you need your money sooner, you should purchase shares by bank wire.

REINSTATEMENT PRIVILEGE. You may, within 90 days of redemption, reinvest all or part of your sale proceeds by sending a written request and a check to Touchstone. If the redemption proceeds were from the sale of your Class A or Class B shares, you can reinvest into Class A shares of any Touchstone Fund at NAV. Reinvestment will be at the NAV next calculated after Touchstone receives your request. If the proceeds were from the sale of your Class C shares, you can reinvest those proceeds into Class C shares of any Touchstone Fund. If you paid a CDSC on the reinstated amount, that CDSC will be reimbursed to you upon reinvestment.

      SPECIAL TAX CONSIDERATION

      You should contact your tax advisor if you use the Reinstatement
      Privilege.

LOW ACCOUNT BALANCES. If your balance falls below the minimum amount required for your account (see "Minimum Investment Requirements"), based on actual amounts you have invested (as opposed to a reduction from market changes), your account may be subject to an annual account maintenance fee or Touchstone may sell your shares and send the proceeds to you. This involuntary sale does not apply to retirement accounts or custodian accounts under the Uniform Gifts/Transfers to Minors Act ("UGTMA"). Touchstone will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

DELAY OF PAYMENT. It is possible that the payment of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

o     When the NYSE is closed on days other than customary weekends and holidays

o     When trading on the NYSE is restricted

o When an emergency situation causes a Sub-Advisor to not be reasonably able to dispose of certain securities or to fairly determine the value of a Fund's net assets

o     During any other time when the SEC, by order, permits

REDEMPTION IN KIND. Under unusual circumstances, when the Board of Trustees deems it appropriate, a Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value. Shareholders may incur transaction and brokerage costs when they sell these portfolio securities.

PRICING OF FUND SHARES

Each Fund's share price (also called "NAV") and offering price (NAV plus a sales charge, if applicable) is determined as of the close of trading (normally 4:00 p.m. ET) every day the NYSE is open. Each Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at the next offering price determined after your purchase or sale order is received in proper form by Touchstone or an Authorized Processing Organization.

The Funds' equity investments are valued based on market value or, if no market value is readily available, based on fair value as determined by the Board of Trustees (or under their direction). The Funds may use pricing services to determine market value for investments. Some specific pricing strategies follow:

o All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost.

o Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price.

Any foreign securities held by a Fund will be priced as follows:

o All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values.

o Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the security may be priced based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV.

o Because portfolio securities that are primarily listed on a non-U.S. exchange may trade on weekends or other days when a Fund does not price its shares, a Fund's NAV may change on days when shareholders will not be able to buy or sell shares.

Securities held by a Fund that do not have readily available market quotations, or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Board of Trustees. Any debt securities held by a Fund for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities. The Funds may use fair value pricing under the following circumstances, among others:

o If the value of a security has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets on which the security is traded.

o If a security, such as a small cap or micro cap security, is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

o If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation.

The use of fair value pricing has the effect of valuing a security based upon the price a Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available. With respect to any portion of a Fund's assets that is invested in other mutual funds, that portion of the Fund's NAV is calculated based on the NAV of that mutual fund. The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

      SPECIAL TAX CONSIDERATION

      You should consult your tax advisor to address your own tax situation and the impact an investment in the Fund will have on your own tax situation.

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund's dividends are distributed and paid annually. Distributions of any capital gains earned by a Fund will be made at least annually. If you own shares on a Fund's distribution record date, you will be entitled to receive the distribution.

You will receive income dividends and distributions of capital gains in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send written notice to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354, or by overnight mail to Touchstone, c/o JPMorgan Chase Bank, N.A., 303 Broadway, Suite 900, Cincinnati, Ohio 45202-4203, or call Touchstone at 1.800.543.0407.

TAX INFORMATION

DISTRIBUTIONS. The Funds may make distributions of dividends that may be taxed at different rates depending on the length of time a Fund holds its assets. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest such dividends in additional shares of the Fund or choose to receive cash.

ORDINARY INCOME. Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (0% for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income. Short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

NET CAPITAL GAINS. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. The maximum individual tax rate on net long-term capital gains is 15%.

      SPECIAL TAX CONSIDERATION

      For federal income tax purposes, an exchange of shares in one Fund for shares of another Fund is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

BACKUP WITHHOLDING. A Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain foreign taxes and distributions paid by the Funds during the prior taxable year.

This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding these considerations is included in our SAI. You are urged to consult your tax advisor regarding the effects of an investment in the Fund on your tax situation.

The financial highlights tables are intended to help you understand each Fund's financial performance for the past 5 years and 6 months, or if shorter, the period of each Fund's operation. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. The financial highlights for each Fund for the fiscal periods ended March 31, 2004 through 2008 were audited by Ernst & Young LLP, an independent registered public accounting firm. The report of Ernst & Young LLP, along with each Fund's financial statements and related notes, appears in the 2008 Annual Report for the Funds. The financial highlights for the Large Cap Growth Fund for the fiscal period ended December 31, 2003 were audited by another independent registered public accounting firm. You can obtain the Annual Report, which contains more performance information, and the Semi-Annual Report for the six months ended September 30, 2008 at no charge by calling 1.800.543.0407. The Annual Report and the Semi-Annual Report have been incorporated by reference into the SAI.


--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

DIVERSIFIED SMALL CAP GROWTH FUND--CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                 ENDED             YEAR          PERIOD
                                                                SEPT. 30,          ENDED          ENDED
                                                                  2008            MARCH 31,     MARCH 31,
                                                              (UNAUDITED)           2008         2007 (A)
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                         $     9.80        $    11.64     $    10.00
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                                     (0.01)             0.50          (0.07)
   Net realized and unrealized gains (losses) on investments        (0.48)            (1.15)          1.71
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                    (0.49)            (0.65)          1.64
---------------------------------------------------------------------------------------------------------------
Distributions from net realized gains                                  --             (1.19)            --
---------------------------------------------------------------------------------------------------------------
Net asset value at end of period                               $     9.31        $     9.80     $    11.64
===============================================================================================================
Total return(B)                                                     (5.00%)(C)        (7.28%)        16.40%(C)
===============================================================================================================
Net assets at end of period (000's)                            $   15,390        $   22,955     $    5,846
===============================================================================================================
Ratio of net expenses to average net assets                          1.40%(D)          1.40%          1.40%(D)
Ratio of net investment income (loss) to average net assets         (0.15%)(D)         0.33%         (1.15%)(D)
Portfolio turnover rate                                               122%(D)            99%            86%(D)

(A) Represents the period from commencement of operations (September 6, 2006) through March 31, 2007.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

DIVERSIFIED SMALL CAP GROWTH FUND--CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                      SIX MONTHS
                                                         ENDED            PERIOD
                                                       SEPT. 30,           ENDED
                                                         2008            MARCH 31,
                                                      (UNAUDITED)        2008 (A)
--------------------------------------------------------------------------------------
Net asset value at beginning of period                 $    9.75        $   12.44
--------------------------------------------------------------------------------------
Loss from investment operations:
   Net investment loss                                     (0.05)           (0.22)
   Net realized and unrealized losses on investments       (0.46)           (1.28)
--------------------------------------------------------------------------------------
Total from investment operations                           (0.51)           (1.50)
--------------------------------------------------------------------------------------
Distributions from net realized gains                         --            (1.19)
--------------------------------------------------------------------------------------
Net asset value at end of period                       $    9.24        $    9.75
======================================================================================
Total return(B)                                            (5.23%)(C)      (13.66%)(C)
======================================================================================
Net assets at end of period (000's)                    $   3,294        $   4,228
======================================================================================
Ratio of net expenses to average net assets                 2.15%(D)         0.84%(D)
Ratio of net investment loss to average net assets         (0.89%)(D)      (17.70%)(D)
Portfolio turnover rate                                      122%(D)           99%

(A) Represents the period from commencement of operations (August 1, 2007) through March 31, 2008.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

GROWTH OPPORTUNITIES FUND--CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                          SIX MONTHS
                                             ENDED
                                           SEPT. 30,                                  YEAR ENDED MARCH 31,
                                             2008            -----------------------------------------------------------------------
                                          (UNAUDITED)          2008           2007           2006           2005          2004
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $  21.68          $  20.75       $  21.57       $  17.92       $  18.06      $  12.70
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment loss                        (0.09)            (0.24)         (0.35)         (0.21)         (0.24)        (0.21)
   Net realized and unrealized gains
      (losses) on investments                 (2.33)             1.17          (0.47)          3.86           0.10          5.57
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              (2.42)             0.93          (0.82)          3.65          (0.14)         5.36
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period           $  19.26          $  21.68       $  20.75       $  21.57       $  17.92      $  18.06
====================================================================================================================================
Total return(A)                              (11.16%)(B)         4.48%         (3.80%)        20.37%         (0.78%)       42.20%
====================================================================================================================================
Net assets at end of period (000's)        $ 25,267          $ 26,349       $ 35,723       $ 98,004       $ 81,313      $117,605
====================================================================================================================================
Ratio of net expenses to average net
   assets                                      1.55%(C)          1.55%          1.79%          1.64%          1.68%         1.60%
Ratio of net investment loss to average
   net assets                                 (0.87%)(C)        (0.89%)        (1.12%)        (1.09%)        (1.14%)       (1.23%)
Portfolio turnover rate                          50%(C)            82%           161%            80%            35%           47%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

GROWTH OPPORTUNITIES FUND--CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                          SIX MONTHS
                                             ENDED
                                           SEPT. 30,                                  YEAR ENDED MARCH 31,
                                             2008            -----------------------------------------------------------------------
                                          (UNAUDITED)          2008           2007           2006           2005          2004
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $  20.42          $  19.63       $  20.60       $  17.11       $  17.39      $  12.17
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment loss                        (0.17)            (0.35)         (0.54)         (0.40)         (0.40)        (0.37)
   Net realized and unrealized gains
      (losses) on investments                 (2.06)             1.14          (0.43)          3.89           0.12          5.59
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              (2.23)             0.79          (0.97)          3.49          (0.28)         5.22
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period           $  18.19          $  20.42       $  19.63       $  20.60       $  17.11      $  17.39
====================================================================================================================================
Total return(A)                              (10.92%)(B)         4.02%         (4.71%)        20.40%         (1.61%)       42.89%
====================================================================================================================================
Net assets at end of period (000's)        $  9,342          $ 11,115       $ 11,957       $ 22,412       $ 21,789      $ 28,470
====================================================================================================================================
Ratio of net expenses to average net
   assets                                      2.30%(C)          2.30%          2.71%          2.57%          2.61%         2.60%
Ratio of net investment loss to average
   net assets                                 (1.60%)(C)        (1.60%)        (2.00%)        (2.01%)        (2.04%)       (2.21%)
Portfolio turnover rate                          50%(C)            82%           161%            80%            35%           47%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

LARGE CAP CORE EQUITY FUND--CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                          SIX MONTHS
                                             ENDED
                                           SEPT. 30,                                  YEAR ENDED MARCH 31,
                                             2008            -----------------------------------------------------------------------
                                          (UNAUDITED)          2008           2007           2006           2005          2004
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $  10.36          $  11.36       $  10.49       $   9.48       $   9.10      $   6.71
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                       0.06              0.10           0.11           0.06           0.11          0.07
   Net realized and unrealized gains
      (losses) on investments                 (0.73)            (0.62)          0.91           0.96           0.38          2.37
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              (0.67)            (0.52)          1.02           1.02           0.49          2.44
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income          --             (0.10)         (0.15)         (0.01)         (0.11)        (0.05)
   Distributions from net realized gains         --             (0.38)            --             --             --            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                              --             (0.48)         (0.15)         (0.01)         (0.11)        (0.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period           $   9.69          $  10.36       $  11.36       $  10.49       $   9.48      $   9.10
====================================================================================================================================
Total return(A)                               (6.47%)(B)        (5.03%)         9.83%         10.74%          5.32%        36.41%
====================================================================================================================================
Net assets at end of period (000's)        $ 66,223          $ 84,611       $ 95,175       $ 25,693       $  9,328      $  8,783
====================================================================================================================================
Ratio of net expenses to average net
   assets                                      1.15%(C)          1.15%          1.15%          1.00%          1.00%         0.97%(D)
Ratio of net investment income to average
   net assets                                  0.97%(C)          0.89%          0.97%          1.03%          1.18%         0.85%(D)
Portfolio turnover rate                          51%(C)            52%            54%             6%             7%           10%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

(D) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 1.00% and the ratio of net investment income to average net assets would have been 0.82%.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

LARGE CAP CORE EQUITY FUND--CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                          SIX MONTHS
                                             ENDED
                                           SEPT. 30,                                  YEAR ENDED MARCH 31,
                                             2008            -----------------------------------------------------------------------
                                          (UNAUDITED)          2008           2007           2006           2005          2004
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $  10.29          $  11.29       $  10.39       $   9.46       $   9.08      $   6.72
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                0.01              0.01          (0.02)          0.03           0.04          0.01
   Net realized and unrealized gains
      (losses) on investments                 (0.71)            (0.61)          0.96           0.91           0.37          2.37
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              (0.70)            (0.60)          0.94           0.94           0.41          2.38
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income          --             (0.02)         (0.04)         (0.01)         (0.03)        (0.02)
   Distributions from net realized gains         --             (0.38)            --             --             --            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                              --             (0.40)         (0.04)         (0.01)         (0.03)        (0.02)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period           $   9.59          $  10.29       $  11.29       $  10.39       $   9.46      $   9.08
====================================================================================================================================
Total return(A)                               (6.80%)(B)        (5.72%)         9.09%          9.91%          4.52%        35.38%
====================================================================================================================================
Net assets at end of period (000's)        $  2,152          $  2,913       $  4,231       $  1,399       $  1,675      $  2,260
====================================================================================================================================
Ratio of net expenses to average net
   assets                                      1.90%(C)          1.90%          1.90%          1.75%          1.75%         1.72%(D)
Ratio of net investment income (loss)
   to average net assets                       0.21%(C)          0.13%         (0.26%)         0.26%          0.41%         0.13%(D)
Portfolio turnover rate                          51%(C)            52%            54%             6%             7%           10%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

(D) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 1.75% and the ratio of net investment income to average net assets would have been 0.10%.

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Financial Highlights
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND--CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                          SIX MONTHS                                                     THREE
                                             ENDED                                                       MONTHS         YEAR
                                           SEPT. 30,                  YEAR ENDED MARCH 31,                ENDED         ENDED
                                             2008         -------------------------------------------   MARCH 31,      DEC. 31,
                                          (UNAUDITED)       2008        2007        2006       2005      2004(A)         2003
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $  24.45       $  22.06    $  23.26    $  19.84   $  17.31   $  16.53       $  12.19
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                0.02           0.02       (0.04)      (0.02)     (0.02)     (0.03)         (0.07)
   Net realized and unrealized gains
      (losses) on investments                 (3.48)          2.37       (1.16)       3.44       2.55       0.81           4.41
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              (3.46)          2.39       (1.20)       3.42       2.53       0.78           4.34
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period           $  20.99       $  24.45    $  22.06    $  23.26   $  19.84   $  17.31       $  16.53
====================================================================================================================================
Total return(B)                              (14.15%)(C)     10.83%      (5.16%)     17.24%     14.62%      4.72%(C)      35.60%
====================================================================================================================================
Net assets at end of period (000's)        $687,288       $719,488    $656,582    $838,120   $274,121   $ 69,860       $ 62,187
====================================================================================================================================
Ratio of net expenses to
   average net assets                          1.24%(D)       1.25%       1.16%       1.17%      1.26%      1.30%(D)       1.39%
Ratio of net investment income (loss)
   to average net assets                       0.15%(D)       0.06%      (0.16%)     (0.13%)    (0.23%)    (0.78%)(D)     (0.93%)
Portfolio turnover                              116%(D)         72%        115%        104%       127%        60%(D)         60%

(A) Effective after the close of business on December 31, 2003, the Fund changed its fiscal year end to March 31.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND--CLASS B

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                          SIX MONTHS                                                     THREE
                                             ENDED                                                       MONTHS         YEAR
                                           SEPT. 30,                  YEAR ENDED MARCH 31,                ENDED         ENDED
                                             2008         -------------------------------------------   MARCH 31,      DEC. 31,
                                          (UNAUDITED)       2008        2007        2006       2005      2004(A)        2003(B)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $  23.68       $  21.46    $  22.83    $  19.60   $  17.24   $  16.50       $  15.45
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment loss                        (0.07)         (0.15)      (0.21)      (0.15)     (0.12)     (0.03)         (0.06)
   Net realized and unrealized gains
      (losses) on investments                 (3.28)          2.37       (1.16)       3.38       2.48       0.77           1.11
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              (3.35)          2.22       (1.37)       3.23       2.36       0.74           1.05
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period           $  20.33       $  23.68    $  21.46    $  22.83   $  19.60   $  17.24       $  16.50
====================================================================================================================================
Total return(C)                              (14.15%)(D)     10.34%      (6.00%)     16.48%     13.69%      4.48%(D)       6.80%(D)
====================================================================================================================================
Net assets at end of period (000's)        $ 25,103       $ 29,829    $ 26,669    $ 27,781   $ 10,579   $  1,897       $  1,003
====================================================================================================================================
Ratio of net expenses to
   average net assets                          1.99%(E)       2.00%       2.02%       2.08%      2.25%      2.25%(E)       2.22%(E)
Ratio of net investment loss to
   average net assets                         (0.58%)(E)     (0.65%)     (0.98%)     (1.02%)    (1.23%)    (1.71%)(E)     (1.80%)(E)
Portfolio turnover rate                         116%(E)         72%        115%        104%       127%        60%(E)         60%

(A) Effective after the close of business on December 31, 2003, the Fund changed its fiscal year end to March 31.

(B) Represents the period from commencement of operations (October 4, 2003) through December 31, 2003.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND--CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                          SIX MONTHS                                                     THREE
                                             ENDED                                                       MONTHS         YEAR
                                           SEPT. 30,                  YEAR ENDED MARCH 31,                ENDED         ENDED
                                             2008         -------------------------------------------   MARCH 31,      DEC. 31,
                                          (UNAUDITED)       2008        2007        2006       2005      2004(A)        2003(B)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $  23.74       $  21.52    $  22.88    $  19.62   $  17.24   $  16.50       $  15.45
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment loss                        (0.07)         (0.14)      (0.20)      (0.11)     (0.08)     (0.04)         (0.05)
   Net realized and unrealized gains
      (losses) on investments                 (3.30)          2.36       (1.16)       3.37       2.46       0.78           1.10
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              (3.37)          2.22       (1.36)       3.26       2.38       0.74           1.05
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period           $  20.37       $  23.74    $  21.52    $  22.88   $  19.62   $  17.24       $  16.50
====================================================================================================================================
Total return(C)                              (14.20%)(D)     10.32%      (5.94%)     16.62%     13.81%      4.48%(D)       6.80%(D)
====================================================================================================================================
Net assets at end of period (000's)        $222,616       $236,582    $190,261    $188,810   $ 48,446   $  4,310       $  2,465
====================================================================================================================================
Ratio of net expenses to
   average net assets                          1.99%(E)       2.00%       1.95%       1.98%      2.03%      2.25%(E)       2.21%(E)
Ratio of net investment loss to
   average net assets                         (0.58%)(E)     (0.66%)     (0.92%)     (0.93%)    (0.97%)    (1.70%)(E)     (1.78)%(E)
Portfolio turnover rate                         116%(E)         72%        115%        104%       127%        60%(E)         60%

(A) Effective after the close of business on December 31, 2003, the Fund changed its fiscal year end to March 31.

(B) Represents the period from commencement of operations (October 4, 2003) through December 31, 2003.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

LARGE CAP VALUE FUND--CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                               SIX MONTHS
                                                                  ENDED                 YEAR ENDED              PERIOD
                                                                SEPT. 30,                 MARCH 31,              ENDED
                                                                  2008           ------------------------       MARCH 31,
                                                               (UNAUDITED)          2008           2007          2006(A)
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                         $    6.41         $   11.15      $   10.19      $   10.00
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                                            0.04              0.10           0.04           0.01
   Net realized and unrealized gains (losses) on investments       (3.06)            (4.15)          1.19           0.18
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   (3.02)            (4.05)          1.23           0.19
----------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                               --             (0.09)         (0.04)            --
   Distributions from net realized gains                              --             (0.60)         (0.23)            --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   --             (0.69)         (0.27)            --
----------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                               $    3.39         $    6.41      $   11.15      $   10.19
============================================================================================================================
Total return(B)                                                   (47.11%)(C)       (37.31%)        12.12%          1.90%(C)
============================================================================================================================
Net assets at end of period (000's)                            $  10,299         $  23,609      $  29,609      $  11,684
============================================================================================================================
Ratio of net expenses to average net assets                         1.35%(D)          1.35%          1.35%          1.30%(D)
Ratio of net investment income to average net assets                1.35%(D)          1.06%          0.55%          1.34%(D)
Portfolio turnover rate                                               97%(D)            75%            57%            68%(D)

(A) Represents the period from commencement of operations (March 6, 2006) through March 31, 2006.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


LARGE CAP VALUE FUND--CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                               SIX MONTHS
                                                                  ENDED                 YEAR ENDED              PERIOD
                                                                SEPT. 30,                MARCH 31,              ENDED
                                                                  2008          --------------------------     MARCH 31,
                                                               (UNAUDITED)         2008            2007         2006(A)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                         $     6.38       $    11.09      $    10.18     $    10.00
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                                      0.02             0.03           (0.01)          0.00(B)
   Net realized and unrealized gains (losses) on investments        (3.05)           (4.14)           1.17           0.18
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    (3.03)           (4.11)           1.16           0.18
-----------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                                --            (0.00)(B)       (0.01)            --
   Distributions from net realized gains                               --            (0.60)          (0.24)            --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    --            (0.60)          (0.25)            --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                               $     3.35       $     6.38      $    11.09     $    10.18
=============================================================================================================================
Total return(C)                                                    (47.49%)(D)      (37.89%)         11.37%          1.80%(D)
=============================================================================================================================
Net assets at end of period (000's)                            $    4,412       $    9,639      $   15,220     $      561
=============================================================================================================================
Ratio of net expenses to average net assets                          2.10%(E)         2.10%           2.10%          1.89%(E)
Ratio of net investment income (loss) to average net assets          0.58%(E)         0.30%          (0.27%)         0.25%(E)
Portfolio turnover rate                                                97%(E)           75%             57%            68%(E)

(A) Represents the period from commencement of operations (March 6, 2006) through March 31, 2006.

(B)   Amount rounds to less than $0.01 per share.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

MID CAP GROWTH FUND--CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                          SIX MONTHS
                                             ENDED
                                           SEPT. 30,                                  YEAR ENDED MARCH 31,
                                             2008            -----------------------------------------------------------------------
                                          (UNAUDITED)          2008           2007           2006           2005         2004
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $ 21.16           $ 24.17        $ 24.02        $ 21.42        $ 21.73      $ 13.89
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment loss                       (0.02)            (0.12)         (0.14)         (0.12)         (0.16)       (0.13)
   Net realized and unrealized gains
      (losses) on investments                (2.03)             0.01           2.20           4.70           1.03         7.97
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             (2.05)            (0.11)          2.06           4.58           0.87         7.84
------------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains           --             (2.90)         (1.91)         (1.98)         (1.18)          --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period           $ 19.11           $ 21.16        $ 24.17        $ 24.02        $ 21.42      $ 21.73
====================================================================================================================================
Total return(A)                              (9.69%)(B)        (1.53%)         8.84%         22.21%          4.13%       56.44%
====================================================================================================================================
Net assets at end of period (000's)        $605,599          $649,891       $713,666       $639,501       $574,855     $458,524
====================================================================================================================================
Ratio of net expenses to average net
   assets                                     1.46%(C)          1.47%          1.50%          1.50%          1.50%        1.49%(D)
Ratio of net investment loss to average
   net assets                                (0.22%)(C)        (0.53%)        (0.66%)        (0.57%)        (0.84%)      (0.93%)(D)
Portfolio turnover                              71%(C)            64%            58%            69%            85%          79%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

(D) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 1.50% and the ratio of net investment loss to average net assets would have been (0.94%).

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

MID CAP GROWTH FUND--CLASS B

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                          SIX MONTHS
                                             ENDED
                                           SEPT. 30,                                  YEAR ENDED MARCH 31,
                                             2008            -----------------------------------------------------------------------
                                          (UNAUDITED)          2008           2007           2006           2005         2004
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $ 18.13           $ 21.25        $ 21.49        $ 19.50        $ 20.03      $ 12.53
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment loss                       (0.10)            (0.28)         (0.30)         (0.26)         (0.29)       (0.25)
   Net realized and unrealized gains
      (losses) on investments                (1.72)             0.06           1.97           4.23           0.94         7.75
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             (1.82)            (0.22)          1.67           3.97           0.65         7.50
------------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains           --             (2.90)         (1.91)         (1.98)         (1.18)          --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period           $ 16.31           $ 18.13        $ 21.25        $ 21.49        $ 19.50      $ 20.03
====================================================================================================================================
Total return(A)                             (10.04%)(B)        (2.29%)         8.04%         21.24%          3.37%       59.86%
====================================================================================================================================
Net assets at end of period (000's)        $51,856           $61,977        $74,935        $79,552        $71,879      $64,918
====================================================================================================================================
Ratio of net expenses to
   average net assets                         2.25%(C)          2.25%          2.25%          2.25%          2.25%        2.24%(D)
Ratio of net investment loss to
   average net assets                        (1.02%)(C)        (1.31%)        (1.42%)        (1.32%)        (1.60%)      (1.68%)(D)
Portfolio turnover rate                         71%(C)            64%            58%            69%            85%          79%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

(D) Absent voluntary epxense reimbursements, the ratio of net expenses to average net assets would have been 2.25% and the ratio of net investment loss to average net assets would have been (1.69%).

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

MID CAP GROWTH FUND--CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                          SIX MONTHS
                                             ENDED
                                           SEPT. 30,                                  YEAR ENDED MARCH 31,
                                             2008            -----------------------------------------------------------------------
                                          (UNAUDITED)          2008           2007           2006           2005          2004
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $  18.15          $  21.27       $  21.51       $  19.51       $  20.04     $  12.55
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment loss                        (0.10)            (0.27)         (0.28)         (0.25)         (0.30)       (0.23)
   Net realized and unrealized gains
      (losses) on investments                 (1.72)             0.05           1.95           4.23           0.95         7.72
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              (1.82)            (0.22)          1.67           3.98           0.65         7.49
------------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains            --             (2.90)         (1.91)         (1.98)         (1.18)          --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period           $  16.33          $  18.15       $  21.27       $  21.51       $  19.51     $  20.04
====================================================================================================================================
Total return(A)                              (10.03%)(B)        (2.28%)         8.04%         21.28%          3.36%       59.68%
====================================================================================================================================
Net assets at end of period (000's)        $265,486          $302,422       $345,997       $327,867       $284,966     $252,021
====================================================================================================================================
Ratio of net expenses to average
   net assets                                  2.24%(C)          2.24%          2.25%          2.25%          2.25%        2.24%(D)
Ratio of net investment loss to average
   net assets                                 (1.00%)(C)        (1.30%)        (1.41%)        (1.32%)        (1.60%)      (1.68%)(D)
Portfolio turnover                               71%(C)            64%            58%            69%            85%          79%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

(D) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 2.25% and the ratio of net investment loss to average net assets would have been (1.69%).

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.*
303 Broadway, Suite 1100
Cincinnati, OH 45202-4203
1.800.638.8194

www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.*
303 Broadway, Suite 1100
Cincinnati, OH 45202-4203

TRANSFER AGENT
JPMorgan Chase Bank, N.A.
303 Broadway, Suite 900
Cincinnati, OH 45202-4203

SHAREHOLDER SERVICE
1.800.543.0407

*A Member of Western & Southern Financial Group

The following are federal trademark registrations and applications owned by IFS Financial Services, Inc., a member of Western & Southern Financial Group:
Touchstone, Touchstone Funds, Touchstone Investments, Touchstone Family of Funds and Touchstone Select.

For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Funds and is legally a part of this Prospectus.

ANNUAL/SEMIANNUAL REPORTS ("FINANCIAL REPORTS"): The Funds' Financial Reports provide additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

You can get free copies of the SAI, the Financial Reports, other information and answers to your questions about the Funds by contacting your financial advisor, or the Funds at:

Touchstone Investments
P.O. Box 5354
Cincinnati, OH 45201-5354
1.800.543.0407

The SAI and Financial Reports are also available on the Touchstone Investments website at http://www.touchstoneinvestments.com

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can receive information about the operation of the Public Reference Room by calling the SEC at 1.202.942.8090.

Reports and other information about the Funds are available on the EDGAR database of the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-3651

                                                                  August 1, 2008
                                                        Amended February 2, 2009
Prospectus

TOUCHSTONE STRATEGIC TRUST - CLASS Y SHARES

Touchstone Diversified Small Cap Growth Fund

Touchstone Large Cap Growth Fund



The Securities and Exchange Commission has not approved the Funds' shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

PROSPECTUS                                                        AUGUST 1, 2008
                                                        AMENDED FEBRUARY 2, 2009

TOUCHSTONE INVESTMENTS

CLASS Y SHARES

TOUCHSTONE DIVERSIFIED SMALL CAP GROWTH FUND

TOUCHSTONE LARGE CAP GROWTH FUND

Each Fund is a series of Touchstone Strategic Trust (the "Trust"), a group of equity mutual funds. The Trust is part of the Touchstone(R) Funds that also includes Touchstone Funds Group Trust, a group of equity and bond mutual funds, Touchstone Investment Trust, a group of taxable bond and money market mutual funds, Touchstone Tax-Free Trust, a group of tax-free bond and money market mutual funds, Touchstone Institutional Funds Trust (formerly Constellation Institutional Portfolios), a group of institutional equity mutual funds and Touchstone Variable Series Trust, a group of variable series funds. Each Touchstone Fund has a different investment goal and risk level. For further information about the Touchstone Funds, contact Touchstone Investments at 1.800.543.0407.

The Funds are managed by Touchstone Advisors, Inc. ("Touchstone Advisors" or the "Advisor"). Touchstone Advisors selects a sub-advisor(s) (each a "Sub-Advisor," collectively the "Sub-Advisors") to manage each Fund's investments on a daily basis.

TABLE OF CONTENTS

                                                                            Page

Diversified Small Cap Growth Fund
Large Cap Growth Fund
Investment Strategies and Risks
The Funds' Management
Investing With Touchstone
Distributions and Taxes
Financial Highlights
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

The Diversified Small Cap Growth Fund seeks long-term growth of capital.

ITS PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of its assets in the common stocks of small cap companies. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. A small cap company has a market capitalization of less than $2.5 billion. The Fund may invest in securities in the technology sector.

The Fund will generally hold approximately 80 - 120 stocks.

The Fund will invest in securities that the Sub-Advisor believes will capitalize on inefficiencies that exist in the small cap growth market by focusing on:

      o Companies that are experiencing improving long-term or cyclical fundamental trends;

      o     High quality, well-managed companies; and

      o     Companies with competitive business models

The Sub-Advisor employs a four-step investment process:

1. Proprietary Quantitative Selection Criteria - The small cap growth stock universe is analyzed through a quantitative model and stocks are given rankings along four dimensions: fundamental, risk, valuation and technical. This reduces the universe to a bullpen of approximately 300 stocks.

2. Fundamental Research - Bottom-up fundamental research is conducted on the resulting bullpen of stocks along several dimensions, such as earnings drivers (those factors that ultimately determine a company's ability to grow its earnings), business model (the strategy used in managing the business), and operating margins (the earnings a company produces before allocating interest expenses, taxes, depreciation, etc.).

3. Team Review - A portfolio manager recommends stocks after performing the fundamental research. Each portfolio manager specializes in one or more economic sectors, and is responsible for making recommendations within that sector. The entire investment team reviews this recommendation, determining whether to add it to the Fund along with the corresponding position weight, if applicable.

4. Portfolio Construction - The portfolio is constructed subject to guidelines and constraints. A risk overlay is added to ensure optimal positioning with respect to macroeconomic trends. Positions are consistently monitored and an annual intensive review is conducted to determine if drivers of growth are still present in each security.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments:

      o     If the stock market as a whole goes down

      o If the Sub-Advisor's investment approach does not accurately identify attractive investments

      o If the companies the Fund invests in do not grow as rapidly or increase in value as expected

      o Because securities of small cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies

      o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

      o Because growth oriented funds may underperform when value investing is in favor

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

PERFORMANCE NOTE

The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing its Class Y performance (before taxes) during each full calendar year of operations. The table compares the Fund's Class Y average annual total returns (before and after taxes) for the period ended December 31, 2008 to those of the Russell 2000 Growth Index. The returns for other classes of shares, offered by the Fund in a separate prospectus, will differ from the Class Y returns because the other classes have different expenses. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

DIVERSIFIED SMALL CAP GROWTH FUND - CLASS Y TOTAL RETURN

2007          2008

17.19%        -42.58%

                                              Best Quarter:
                                              2nd Quarter 2007  +9.43%

                                              Worst Quarter:
                                              4th Quarter 2008  -28.02%

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2008

                                                                     SINCE CLASS
                                                    1 YEAR           STARTED(1)
--------------------------------------------------------------------------------
DIVERSIFIED SMALL CAP GROWTH FUND - CLASS Y
Return Before Taxes                                 -42.58%           -12.13%
Return After Taxes on Distributions                 -42.58%           -13.22%
Return After Taxes on Distributions and Sale of
  Fund Shares(2)                                    -27.68%           -10.45%
Russell 2000 Growth Index(3)                        -38.54%           -13.57%
--------------------------------------------------------------------------------

(1)   Class Y shares began operations on September 6, 2006.

(2) When the "Return After Taxes on Distributions and Sale of Fund Shares" is greater than the "Return Before Taxes," it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

(3) The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Indices reflect no deductions for fees, expenses or taxes. You cannot invest directly in an index.

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund:

                 SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                    None
--------------------------------------------------------------------------------
          ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                     1.05%
Other Expenses                                      0.77%
    Administration Fees                                    0.20%
    Other Fees                                             0.57%
Total Annual Fund Operating Expenses                1.82%
Less Fee Waiver and/or Expense Reimbursement(1)     0.67%
Net Expenses                                        1.15%
--------------------------------------------------------------------------------

(1) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of Touchstone's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940). This expense limitation will remain in effect until at least July 31, 2009. Touchstone Advisors, Inc. has no ability to recoup amounts waived or reimbursed. Pursuant to this agreement, "Net Expenses" for Class Y shares will not exceed 1.15%. However, for purposes of these waivers, the cost of "Acquired Fund Fees and Expenses," if any, is excluded from Touchstone Advisors, Inc.'s waiver obligations.

EXAMPLE. This example is intended to help you compare the cost of investing in the Diversified Small Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                                                $117
3 Years                                               $507
5 Years                                               $923
10 Years                                            $2,082
--------------------------------------------------------------------------------

The above example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future.

THE FUND'S INVESTMENT GOAL

The Large Cap Growth Fund seeks long-term growth of capital.

ITS PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of large cap companies. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. A large cap company has a market capitalization of more than $10 billion.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of one issuer. The Fund may invest up to 10% of its total assets in the securities of one company and up to 25% of its total assets in the securities of one industry. The Fund's investments may include companies in the technology sector.

The Sub-Advisor seeks to identify and select inefficiently priced securities with strong appreciation potential by employing a proprietary investment process. The Sub-Advisor's proprietary investment process is a disciplined quantitative, objective, "bottom-up," process and contains the following three steps. In the first step of the investment process, the Sub-Advisor calculates and analyzes a "reward/risk ratio" for each potential investment. The reward/risk ratio is designed to identify stocks with above average potential returns and adjusted for risk. In the second step of the investment process, the Sub-Advisor applies two or more sets of fundamental criteria to identify attractive stocks among those with favorable reward/risk ratios. Examples of these criteria include earnings growth, profit margins, reasonable price/earnings ratios based on expected future earnings, and various other fundamental criteria. Stocks with a combination of the applicable criteria are further considered in the third and final step of the investment process, which addresses the construction of the portfolio. Stocks are selected and weighted according to a disciplined methodology designed to maximize potential return and minimize potential risk.

Every quarter the Sub-Advisor evaluates the fundamental criteria used in the second step of the investment process. The criteria included in this step and the relative weightings of each fundamental criterion are adjusted as necessary. This allows the Sub-Advisor to monitor which criteria appear to be in favor in the financial markets. If a security held by the fund does not meet the requirements of each step of the Sub-Advisor's investment process, then the Sub-Advisor will evaluate the security and, if necessary, replace it.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments:

      o     If the stock market as a whole goes down

      o Because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion

      o If the market continually values the stocks in the Fund's portfolio lower than the Sub-Advisor believes they should be valued

      o If the quantitative stock screening process and risk/reward analysis is not accurate

      o If the companies that the Fund invests in do not grow as rapidly or increase in value as expected

      o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

      o Because growth oriented funds may underperform when value investing is in favor

      o Because a non-diversified fund may hold a significant percentage of its assets in the securities of one company, it may be more sensitive to market changes than a diversified fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing its Class Y performance (before taxes) for each of the last 10 calendar years. The table compares the Fund's Class Y average annual total returns (before and after taxes) for the period ended December 31, 2008 to those of the Russell 1000 Growth Index. The returns for other classes of shares, offered by the Fund in a separate prospectus, will differ from the Class Y returns because the other classes have different expenses. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

LARGE CAP GROWTH FUND - CLASS Y TOTAL RETURN*

1999    2000    2001     2002     2003   2004    2005    2006    2007    2008

63.03%  -7.66%  -23.47%  -26.70%  35.60% 17.18%  16.57%  -3.59%  26.50%  -41.47%

                                                Best Quarter:
                                                4th Quarter 1999          40.00%

                                                Worst Quarter:
                                                1st Quarter 2001         -27.98%

* Class Y shares began operations on November 10, 2004. The Class Y shares performance from the period from December 19, 1997 through November 9, 2004 represents the historical performance of the Class A shares which began operations on December 19, 1997. Class A shares are offered in a separate prospectus.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2008

LARGE CAP GROWTH FUND - CLASS Y(1)                   1 YEAR   5 YEARS  10 YEARS
--------------------------------------------------------------------------------
Return Before Taxes                                 -41.47%    -0.50%    1.11%
Return After Taxes on Distributions                 -41.50%    -0.51%    1.09%
Return After Taxes on Distributions and Sale of
  Fund Shares(2)                                    -26.92%    -0.43%    0.94%
Russell 1000 Growth Index(3)                        -38.44%    -3.42%   -4.27%
--------------------------------------------------------------------------------

(1) Class Y shares began operations on November 10, 2004 and Class A shares, which are offered in a separate prospectus, began operations on December 19, 1997. The Class Y shares performance was calculated using the historical performance of the Class A shares for the period from December 19, 1997 through November 9, 2004.

(2) When the "Return After Taxes on Distributions and Sale of Fund Shares" is greater than the "Return Before Taxes," it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

(3) The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Indices reflect no deductions for fees, expenses or taxes. You cannot invest directly in an index.

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund:

                 SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                    None
--------------------------------------------------------------------------------

          ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                     0.71%
Other Expenses                                      0.33%
    Administration Fees                                  0.20%
    Other Fees                                           0.13%
Total Annual Fund Operating Expenses                1.04%
Less Fee Waiver and/or Expense Reimbursement(1)     0.05%
Net Expenses(2)                                     0.99%
--------------------------------------------------------------------------------

(1) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of Touchstone's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940). This expense limitation will remain in effect until at least July 31, 2009. Touchstone Advisors, Inc. has no ability to recoup amounts waived or reimbursed. Pursuant to this agreement, "Net Expenses" for Class Y shares will not exceed 0.99%. However, for purposes of these waivers, the cost of "Acquired Fund Fees and Expenses," if any, is excluded from Touchstone Advisors, Inc.'s waiver obligations.

(2) "Net Expenses" shown above reflect a change in the Fund's operating expenses and will differ from the "Net Expenses" reflected in the Fund's Annual Report for the fiscal year ended March 31, 2008. The actual "Net Expenses" for the Fund's Class Y shares for the fiscal year ended March 31, 2008 were 1.00%.

EXAMPLE. This example is intended to help you compare the cost of investing in the Large Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                                                $101
3 Years                                               $326
5 Years                                               $569
10 Years                                            $1,266
--------------------------------------------------------------------------------

The above example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future.

CAN A FUND DEPART FROM ITS NORMAL INVESTMENT STRATEGIES?

Each Fund from time to time may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic, political or other conditions, including conditions when the Sub-Advisor is unable to identify attractive investment opportunities. A Fund's temporary investments may include debt securities, money market instruments, repurchase agreements, commercial paper, U.S. Government securities or cash equivalents. During these times, a Fund may not achieve its investment goal.

DO THE FUNDS ENGAGE IN ACTIVE TRADING OF SECURITIES?

Each Fund may engage in active trading to achieve its investment goal. This may cause a Fund to realize higher capital gains, which would be passed on to you. Higher capital gains could increase your tax liability. Frequent trading also increases transaction costs, which would lower the Fund's performance.

CAN A FUND CHANGE ITS INVESTMENT GOAL WITHOUT SHAREHOLDER APPROVAL?

Each Fund may change its investment goal by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any change takes effect.

DO THE FUNDS HAVE OTHER INVESTMENT STRATEGIES, IN ADDITION TO THEIR PRINCIPAL INVESTMENT STRATEGIES?

DIVERSIFIED SMALL CAP GROWTH FUND . The Fund may also invest in:

      o     Initial public offerings

      o     Securities of foreign companies

      o American depositary receipts ("ADRs"), American depositary shares ("ADSs") and other depositary receipts

      o     Securities of companies in emerging market countries

      o     Cash equivalents

      o     Other investment companies

LARGE CAP GROWTH FUND. The Fund may also invest in:

      o     ADRs (up to 15% of total assets)

      o     Investment grade debt securities, cash or cash equivalents

      o     Other investment companies

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

FOREIGN COMPANIES are companies that meet all of the following criteria:

      o     They are organized under the laws of a foreign country

      o     They maintain their principal place of business in a foreign country

      o The principal trading market for their securities is located in a foreign country

      o They derive at least 50% of their revenues or profits from operations in foreign countries

      o     They have at least 50% of their assets located in foreign countries

ADRS, ADSS AND OTHER DEPOSITARY RECEIPTS. ADRs and ADSs are securities that represent an ownership interest in a foreign security. They are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges.

Market Capitalizations. If a security that is within the market capitalization range for a Fund at the time of purchase later falls outside the range, which is most likely to happen because of market growth, the Fund may continue to hold the security if, in the Sub-Advisor's judgment, the security remains otherwise consistent with the Fund's investment goal and strategies. However, this change could affect the Fund's flexibility in making new investments.

UNDERVALUED STOCKS. A stock is considered undervalued if the Sub-Advisor believes it should be trading at a higher price than it is at the time of purchase. Factors considered may include:

      o     Price relative to earnings

      o     Price relative to cash flow

      o     Price relative to financial strength

EMERGING MARKET COUNTRIES are countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. When a Fund invests in securities of a company in an emerging market country, it invests in securities issued by a company that meet one or more of the following criteria:

      o     It is organized under the laws of an emerging market country

      o It maintains its principal place of business in an emerging market country

      o The principal trading market for its securities is located in an emerging market country

      o It derives at least 50% of its revenues or profits from operations within emerging market countries

      o It has at least 50% of its assets located in emerging market countries

INVESTMENT GRADE DEBT SECURITIES are generally rated BBB or better by Standard & Poor's Rating Service and Fitch Ratings or Baa or better by Moody's Investors Service, Inc. or, if unrated, determined by the Advisor or Sub-Advisor to be of comparable credit quality.

OTHER INVESTMENT COMPANIES. The Funds may invest in securities issued by other investment companies. This may include money market funds, index funds, iShares(R), SPDRs and similar securities of other issuers. Touchstone Advisors has received an exemptive order from the Securities and Exchange Commission ("SEC") that permits the Funds to invest their uninvested cash or cash collateral in one or more affiliated money market funds. Each Fund may invest up to 25% of its total assets in affiliated money market funds, subject to that Fund's investment limitations and certain other conditions pursuant to the exemptive order.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

MARKET RISK (ALL FUNDS). Investments in common stocks are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. In addition, stocks fall into four broad market capitalization categories - large cap, mid cap, small cap and micro cap. Investing primarily in one category carries the risk that due to market conditions, that category may be out of favor. For example, if valuations of large cap companies appear to be greatly out of proportion to the valuations of smaller cap companies, investors may migrate to the stocks of smaller sized companies, causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. The price of stocks tends to go up and down more than the price of bonds.

      o LARGE CAP COMPANIES (LARGE CAP GROWTH FUND). Large cap stock risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

      o SMALL CAP COMPANIES (DIVERSIFIED SMALL CAP GROWTH FUND). Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

      o TECHNOLOGY SECURITIES (ALL FUNDS). The value of technology securities may fluctuate dramatically and technology securities may be subject to greater than average financial and market risk. Investments in the high technology sector include the risk that certain products may be subject to competitive pressures and aggressive pricing and may become obsolete and the risk that new products will not meet expectations or even reach the market.

NON-DIVERSIFICATION RISK (LARGE CAP GROWTH FUND). A non-diversified fund may invest a significant percentage of its assets in the securities of a single company. Because a higher percentage of the Fund's holdings may be invested in a single company, the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund.

SECTOR AND INDUSTRY RISK (LARGE CAP GROWTH FUND). The performance of a fund that may invest up to 25% of its assets in a particular sector or industry may be closely tied to the performance of companies in a limited number of sectors or industries. Companies in a single sector often share common characteristics, are faced with the same obstacles, issues and regulatory burdens and their securities may react similarly to adverse market conditions. The price movements of investments in a particular sector or industry may be more volatile than the price movements of more broadly diversified investments.

INVESTMENT STYLE RISK (ALL FUNDS). Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.

WHAT ARE SOME OF THE OTHER RISKS OF INVESTING IN THE FUNDS?

FOREIGN RISK (DIVERSIFIED SMALL CAP GROWTH FUND). Investing in foreign securities poses unique risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. Diplomatic, political or economic developments, including nationalization or appropriation, could affect investments in foreign securities. In the past, equity instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

      o EMERGING MARKET COUNTRIES (DIVERSIFIED SMALL CAP GROWTH FUND). Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems that may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries. Economic or political changes may cause larger price changes in these securities than in other foreign securities.

DEBT SECURITY RISK (LARGE CAP GROWTH FUND). Debt securities are subject to the risk that their market value will decline because of rising interest rates. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, when due. Securities rated in the lowest investment grade category have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

INITIAL PUBLIC OFFERING ("IPO") RISK (DIVERSIFIED SMALL CAP GROWTH FUND). IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk (i.e., the potential that the Fund may be unable to dispose of the IPO shares promptly or at a reasonable price). When a Fund's asset base is small, a significant portion of its performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of investments in IPOs on the Fund's performance probably will decline, which could reduce performance.

LENDING OF PORTFOLIO SECURITIES (ALL FUNDS). The Funds may lend their portfolio securities to brokers, dealers and financial institutions under guidelines adopted by the Board of Trustees, including a requirement that the Fund must receive collateral equal to no less than 100% of the market value of the securities loaned. The risk in lending portfolio securities, as with other extensions of credit, consists of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, a Fund's sub-advisor will consider all relevant facts and circumstances, including the creditworthiness of the borrower. Lending portfolio securities results in additional income to a fund that is used to offset certain fund operating expenses, which, in turn, may serve to reduce the amount that would otherwise be payable by the Advisor to the Fund under the Advisor's contractual expense limitation arrangement (see "Contractual Fee Waiver Agreement").

Market Disruption Risk (ALL FUNDS). The United States has recently experienced significant disruption to its financial markets impacting the liquidity and volatility of securities generally, including securities in which the Funds may invest. During periods of extreme market volatility, prices of securities held by the Funds may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Funds could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

The recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude the Funds' ability to achieve their investment goal.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Funds' portfolio holdings. Furthermore, volatile financial markets can expose the Funds to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Funds. The Funds have established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. The Advisor and Sub-Advisors will monitor developments and seek to manage the Funds in a manner consistent with achieving the Funds' investment goals, but there can be no assurance that it will be successful in doing so.

WHERE CAN I FIND INFORMATION ABOUT THE FUNDS' PORTFOLIO HOLDINGS DISCLOSURE POLICIES?

A description of the Funds' policies and procedures for disclosing portfolio securities to any person is available in the Statement of Additional Information ("SAI").

INVESTMENT ADVISOR

TOUCHSTONE ADVISORS, INC. ("TOUCHSTONE ADVISORS" OR THE "ADVISOR") 303 BROADWAY, SUITE 1100, CINCINNATI, OH 45202

Touchstone Advisors has been a registered investment advisor since 1994. As of December 31, 2008, Touchstone Advisors had approximately $5.1 billion in assets under management. As the Funds' advisor, Touchstone Advisors continuously reviews, supervises and administers the Funds' investment programs and also ensures compliance with the Funds' investment policies and guidelines.

Touchstone Advisors is responsible for selecting each Fund's sub-advisor(s), subject to approval by the Board of Trustees. Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating a sub-advisor, including:

      o     Level of knowledge and skill

      o     Performance as compared to its peers or benchmark

      o     Consistency of performance over 5 years or more

      o     Level of compliance with investment rules and strategies

      o     Employees, facilities and financial strength

      o     Quality of service

Touchstone Advisors will also continually monitor each sub-advisor's performance through various analyses and through in-person, telephone and written consultations with the Sub-Advisor. Touchstone Advisors discusses its expectations for performance with each sub-advisor. Touchstone Advisors provides evaluations and recommendations to the Board of Trustees, including whether or not a sub-advisor's contract should be renewed, modified or terminated.

The SEC has granted an exemptive order that permits the Trust or Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Funds must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Touchstone Funds. Shareholders of a Fund will be notified of any changes in its sub-advisor(s).

Two or more sub-advisors may manage a Fund, with each managing a portion of the Fund's assets. If a Fund has more than one sub-advisor, Touchstone Advisors allocates how much of a Fund's assets are managed by each sub-advisor. Touchstone Advisors may change these allocations from time to time, often based upon the results of its evaluations of the sub-advisory arrangements.

Touchstone Advisors is also responsible for running all of the operations of each Fund, except those that are subcontracted to the Sub-Advisor, custodian, transfer agent, accounting agent, sub-administrative agent or other parties. For its services, Touchstone Advisors is entitled to receive a base investment advisory fee from each Fund at an annualized rate, based on the average daily net assets of the Fund. Touchstone Advisors pays sub-advisory fees to each sub-advisor from its advisory fee. The fee paid by each Fund to Touchstone Advisors during the Fund's most recent fiscal year, based on the average daily net assets of the Fund at an annualized rate, is shown in the table below. The advisory fees below are net of advisory fees waived by Touchstone Advisors, if any.

Name of Fund                                        Annual Fee Rate

Diversified Small Cap Growth Fund                   0.76%
Large Cap Growth Fund                               0.71%
--------------------------------------------------------------------------------

CONTRACTUAL FEE WAIVER AGREEMENT

Touchstone Advisors has contractually agreed to waive fees and reimburse expenses in order to keep the Funds' total operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of Touchstone's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) from exceeding the levels set forth below. However, for purposes of these waivers, the cost of "Acquired Fund Fees and Expenses," if any, is excluded from Touchstone Advisors' waiver obligations.
 Fee waivers and/or expense reimbursements are calculated and applied monthly, based on each Fund's average net assets during such month. The fee waivers and expense reimbursements will remain in effect until July 31, 2009.

                                                           CONTRACTUAL
NAME OF FUND                                                 LIMIT

Diversified Small Cap Growth Fund                              1.15%
Large Cap Growth Fund                                          0.99%
--------------------------------------------------------------------------------

SUB-ADVISORS

The Sub-Advisors make the daily decisions regarding buying and selling specific securities for the Funds. Each Sub-Advisor manages the investments held by the Fund it serves according to the applicable investment goal and strategies.

SUB-ADVISOR TO THE DIVERSIFIED SMALL CAP GROWTH FUND

FORT WASHINGTON INVESTMENT ADVISORS, INC. ("FWIA")
THE HUNTINGTON CENTER, 41 SOUTH HIGH STREET, SUITE 2495
COLUMBUS, OHIO 43215

FWIA has been a registered investment advisor since 1990 and has managed the Fund since its inception. The Fund is managed by the Growth Team of FWIA, which consists of four members. The Growth Team makes the investment decisions for the Fund, and is primarily responsible for the day-to-day management of the Fund's portfolio. The four members of the Growth Team are listed below.

Richard R. Jandrain III, Managing Director - Growth Equity. Mr. Jandrain joined FWIA in 2004 as Managing Director, Vice President and Senior Portfolio Manager. He was Chief Equity Strategist, Chief Investment Officer of Equities with Banc One Investment Advisors Corporation from 1992 to 2004.

Daniel J. Kapusta, Senior Portfolio Manager. Mr. Kapusta joined FWIA in 2004 as Vice President and Senior Portfolio Manager. He was Growth Team Leader, Portfolio Manager and Senior Equity Research Analyst with Banc One Investment Advisors Corporation from 1992 to 2004.

David K. Robinson, CFA, Senior Portfolio Manager. Mr. Robinson joined FWIA in 2004 as Vice President and Senior Portfolio Manager. He was Portfolio Manager, Senior Equity Research Analyst with Banc One Investment Advisors Corporation from 1994 to 2004.

Bihag Patel, CFA, Senior Portfolio Manager. Mr. Patel joined FWIA in 2004 as Vice President and Senior Portfolio Manager. He was Portfolio Manager, Senior Equity Analyst with Banc One Investment Advisors Corporation from 1998 to 2004.

FWIA is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep FWIA as the Fund's Sub-Advisor. The Board of Trustees reviews Touchstone Advisors' decisions, with respect to the retention of FWIA, to reduce the possibility of a conflict of interest situation.

HISTORICAL PERFORMANCE OF FWIA'S DIVERSIFIED SMALL CAP GROWTH STYLE PRIVATE ACCOUNT

FWIA has been managing small cap growth stocks since 2005, and has done considerable modeling in this style. It began managing one account using this strategy on January 1, 2005. This account and the Diversified Small Cap Growth Fund have substantially similar investment objectives, policies and strategies. The information for the account is provided to show the past performance of FWIA in managing the account, as measured against a specified market index. The performance of the account managed by FWIA does not represent the historical performance of the Diversified Small Cap Growth Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses, including management fees, the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and availability of cash for new investments. In addition, the managed account is not subject to certain investment limitations or other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the managed account. The results for different periods may vary.

FWIA provided the information used in making the performance calculations. The account's rate of return includes realized and unrealized gains plus income, including accrued income. Returns from cash and cash equivalents in the account are included in the performance calculations, and the cash and cash equivalents are included in the total assets on which the performance is calculated. The account is valued at least quarterly, and periodic returns are geometrically linked. The performance is shown both gross and net of the expenses of 1.15%, which are the expenses for the Class Y shares of the Diversified Small Cap Growth Fund for the fiscal year ended March 31, 2008. Results include the reinvestment of dividends and capital gains.

This method of calculating performance of the select accounts differs from the SEC's standardized methodology to calculate performance and results in a total return different from that derived from the standardized methodology.

                                  DIVERSIFIED           DIVERSIFIED
                                SMALL CAP GROWTH     SMALL CAP GROWTH
                                STYLE-ACCOUNT(1)     STYLE-ACCOUNT(1)
                              (INCLUDING ESTIMATED  (EXCLUDING ESTIMATED   RUSSELL 2000
                                    EXPENSES)            EXPENSES)        GROWTH INDEX(2)
-----------------------------------------------------------------------------------------
12-month period ended
    March 31, 2008                   -7.45%               -6.37%                -8.94%
Since inception of account
    January 1, 2005 through
    March 31, 2008                    5.11%                6.34%                 3.03%
-----------------------------------------------------------------------------------------

(1) On January 1, 2005, FWIA began managing this style with one account totaling $50.27 million. As of March 31, 2008, the account totaled approximately $165.52 million.

(2) The Russell 2000 Growth Index is a widely recognized, unmanaged index of common stock prices. The Index reflects the total return of securities comprising the Index, including changes in market price as well as accrued income, which is presumed to be reinvested. Performance figures for the Index do not reflect the deduction of transaction costs or expenses, including management fees. You cannot invest directly in an index.

SUB-ADVISOR TO THE LARGE CAP GROWTH FUND

NAVELLIER & ASSOCIATES, INC. ("NAVELLIER")
ONE EAST LIBERTY, THIRD FLOOR, RENO, NV 89501

Navellier has been a registered investment advisor since 1987 and has managed the Fund since 2004. Its sister company, that is now dissolved, Navellier Management, Inc. managed the Fund from its inception until 2004. Shawn C. Price is the primary manager and Louis G. Navellier is the secondary manager of the Fund and both have managed the Fund since its inception. Mr. Price has been a Portfolio Manager for Navellier since 1991 and Mr. Navellier has been the Chief Executive Officer of Navellier since 1987.

The SAI provides additional information about each portfolio manager's compensation, other managed accounts and ownership of securities in their managed Fund(s). A discussion of the basis for the Board of Trustees' approval of the Funds' advisory and sub-advisory agreements is in the Trust's March 31, 2008 Annual Report.

SHARE CLASS OFFERINGS. Each Fund currently offers the classes of shares listed below. The Funds' Class A, Class B and Class C shares are offered in separate prospectuses. For information about the Class A shares, Class B shares and Class C shares, or to obtain a copy of the prospectus, call Touchstone Securities, Inc. ("Touchstone") at 1.800.543.0407 or call your financial adviser.

                                      CLASS A    CLASS B    CLASS C    CLASS Y
--------------------------------------------------------------------------------
Diversified Small Cap Growth Fund        X                     X          X
Large Cap Growth Fund                    X         X*          X          X
--------------------------------------------------------------------------------

*Effective February 2, 2009, Class B shares of the Large Cap Growth Fund are no longer offered for purchase.

DEALER COMPENSATION. Touchstone, the Trust's principal underwriter, at its expense (from a designated percentage of its income) currently provides additional compensation to certain dealers. Touchstone pursues a focused distribution strategy with a limited number of dealers who have sold shares of a Fund or other Touchstone Funds. Touchstone reviews and makes changes to the focused distribution strategy on a continual basis. These payments are generally based on a pro rata share of a dealer's sales. Touchstone may also provide compensation in connection with conferences, sales or training programs for employees, seminars for the public, advertising and other dealer-sponsored programs. Touchstone Advisors, at its expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for distribution, administrative and/or shareholder servicing activities. Touchstone Advisors may also reimburse Touchstone for making these payments.

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

PURCHASING YOUR SHARES

Please read this Prospectus carefully and then determine how much you want to invest. You may purchase shares of each Fund through your financial institution. You can obtain an investment application from your financial institution. Beginning on February 2, 2009, new purchases of Class Y shares are not available directly from Touchstone. Also, new purchases of Class Y shares may not be available through certain financial intermediaries who do not have appropriate selling agreements in place with Touchstone.

MINIMUM INVESTMENT REQUIREMENTS. The minimum initial investment in Class Y shares of the Funds is $2,500. There is no minimum for additional purchases of Class Y shares. Touchstone may change the initial investment minimum or impose an additional investment minimum at any time.

For more information about how to purchase shares, call Touchstone at
1.800.543.0407 or contact your financial institution.

- INVESTOR ALERT: Touchstone reserves the right to restrict or reject any purchase request that it regards as disruptive to efficient portfolio management. For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor. (See "Market Timing Policy" in this Prospectus.)

OPENING AN ACCOUNT

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING AN ACCOUNT

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the price determined at the end of business (usually 4:00 p.m. eastern time ("ET")) on the day your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

INVESTING IN THE FUNDS

THROUGH YOUR FINANCIAL INSTITUTION

o You may invest in Class Y shares by establishing an account through financial institutions that have appropriate selling agreements with Touchstone.

o Your financial institution will act as the shareholder of record of your Class Y shares.

o Financial institutions may set different minimum initial and additional investment requirements, may impose other restrictions or may charge you fees for their services.

o Financial institutions may designate intermediaries to accept purchase and sales orders on the Funds' behalf.

o Your financial institution may receive compensation from the Funds, Touchstone, Touchstone Advisors or their affiliates.

o Before investing in the Funds through your financial institution, you should read any materials provided by your financial institution together with this Prospectus.

o     For more information about how to purchase shares, call Touchstone at
      1.800.543.0407 or call your financial institution.

THROUGH A PROCESSING ORGANIZATION

You may also purchase shares of the Funds through a "processing organization," (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Some of the Touchstone Funds have authorized certain processing organizations ("Authorized Processing Organizations") to receive purchase and sales orders on their behalf. Before investing in a Fund through a processing organization, you should read any materials provided by the processing organization together with this Prospectus. You should also ask the processing organization if they are authorized by the Touchstone Funds to receive purchase and sales orders on their behalf. If the processing organization is not authorized, then your purchase order could be rejected which could subject your investment to market risk. An Authorized Processing Organization may:

      o     Charge a fee for its services

      o     Act as the shareholder of record of the shares

      o     Set different minimum initial and additional investment requirements

      o     Impose other charges and restrictions

      o Designate intermediaries to accept purchase and sales orders on the Funds' behalf

Shares held through an Authorized Processing Organization may be transferred into your name following procedures established by the Authorized Processing Organization and Touchstone. Certain Authorized Processing Organization may receive compensation from the Funds, Touchstone, Touchstone Advisors or their affiliates.

It is the responsibility of an Authorized Processing Organization to transmit properly completed orders so that they will be received by Touchstone in a timely manner.

CLASS Y SHARES "GRANDFATHER" CLAUSE. Beginning on February 2, 2009, new purchases of the Class Y shares are no longer available directly through Touchstone. Those shareholders who owned Class Y shares purchased directly through Touchstone prior to February 2, 2009 may continue to hold Class Y shares of the corresponding Fund(s). In addition, those shareholders may continue to make subsequent purchases into existing accounts of Class Y shares of the Fund(s) they owned prior to February 2, 2009.

PROCESSING PURCHASE ORDERS

Touchstone considers a purchase order as received when an authorized financial institution or Authorized Processing Organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's net asset value ("NAV") next computed after such order is received in proper form.

Purchase orders received by Touchstone's authorized agent, by the close of the regular session of trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m. ET, are processed at that day's NAV. Purchase orders received by Touchstone's authorized agent, after the close of the regular session of trading on the NYSE are processed at the NAV next determined on the following business day. It is the responsibility of the financial institution or Authorized Processing Organization to transmit orders that will be received by Touchstone in proper form and in a timely manner.

ADDING TO YOUR ACCOUNT

BY CHECK

o Make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds.

o     Write your account number on the check.

o Mail the check directly to your financial institution at the address printed on your account statement. Your financial institution is responsible for forwarding payment promptly to Touchstone.

o If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

BY WIRE

o     Contact your financial institution for further instructions.

o     Your bank may charge a fee for handling wire transfers.

o Purchases in the Funds will be processed at that day's NAV if Touchstone receives a properly executed wire by the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, on a day when the NYSE is open for regular trading.

PURCHASES WITH SECURITIES

o Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to, shares of common stock, provided the acquisition of such securities is consistent with the Fund's investment goal and is otherwise acceptable to Touchstone Advisors.

AUTOMATIC INVESTMENT OPTIONS

Please contact your financial institution or Authorized Processing Organization for further details on automatic investment options.

SELLING YOUR SHARES

You may sell some or all of your shares through your financial institution or an Authorized Processing Organization on any day that the Funds calculate their NAV. If your request is received by your financial institution or an Authorized Processing Organization, in proper form by the close of regular trading on the NYSE (normally 4:00 p.m. ET), you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

o Your financial institution or Authorized Processing Organization is responsible for making sure that sale requests are transmitted to Touchstone in proper form and in a timely manner.

o     Your financial institution may charge you a fee for selling your shares.

o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

o Your financial institution will be required to provide an original Medallion Signature Guaranteed letter of instruction to Touchstone in order to redeem shares in amounts of $100,000 or more.

SPECIAL TAX CONSIDERATION

Selling your shares may cause you to incur a taxable gain or loss.

- INVESTOR ALERT: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone's records.

SIGNATURE GUARANTEES

Some circumstances require that your request to sell shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Some circumstances that may require an original Medallion Signature Guarantee include:

o     Proceeds from the sale of shares of $100,000 or more

o Proceeds to be paid when information on your investment application has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)

o     Proceeds are being sent to an address other than the address of record

o Proceeds or shares are being sent/transferred from unlike registrations, such as from a joint account to an individual's account

o Sending proceeds via wire or ACH when bank instructions have been added or changed within 30 days of your redemption request

o Proceeds or shares are being sent/transferred between accounts with different account registrations

RECEIVING SALE PROCEEDS

Touchstone will forward the proceeds of your sale to your financial institution within 7 days (normally within 3 business days) after receipt of a proper request. Proceeds that are sent to your financial institution will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial institution may benefit from the use of your money.

DELAY OF PAYMENT. It is possible that the payment of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

      o When the NYSE is closed on days other than customary weekends and holidays

      o     When trading on the NYSE is restricted

      o When an emergency situation causes a Sub-Advisor to not be reasonably able to dispose of certain securities or to fairly determine the value of the Fund's net assets

      o     During any other time when the SEC, by order, permits

REDEMPTION IN KIND. Under unusual circumstances, when the Board of Trustees deems it appropriate, a Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value. Shareholders may incur transaction and brokerage costs when they sell these portfolio securities.

MARKET TIMING POLICY

Market timing or excessive trading in accounts that you own or control may disrupt portfolio investment strategies, may increase brokerage and administrative costs, and may negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. The Funds will take reasonable steps to discourage excessive short-term trading and will not knowingly accommodate frequent purchases and redemptions of Fund shares by shareholders. The Board of Trustees has adopted the following policies and procedures with respect to market timing of the Funds by shareholders. The Funds will monitor selected trades on a daily basis in an effort to deter excessive short-term trading. If a Fund has reason to believe that a shareholder has engaged in excessive short-term trading, the Fund may ask the shareholder to stop such activities or restrict or refuse to process purchases or exchanges in the shareholder's accounts. While a Fund cannot assure the prevention of all excessive trading and market timing, by making these judgments the Fund believes it is acting in a manner that is in the best interests of its shareholders. However, because the Funds cannot prevent all market timing, shareholders may be subject to the risks described above.

Generally, a shareholder may be considered a market timer if he or she has (i) requested an exchange or redemption out of any of the Touchstone Funds within 2 weeks of an earlier purchase or exchange request out of any Touchstone Fund, or
(ii) made more than 2 "round-trip" exchanges within a rolling 90 day period. A "round-trip" exchange occurs when a shareholder exchanges from one Touchstone Fund to another Touchstone Fund and back to the original Touchstone Fund. If a shareholder exceeds these limits, the Funds may restrict or suspend that shareholder's exchange privileges and subsequent exchange requests during the suspension will not be processed. The Funds may also restrict or refuse to process purchases by the shareholder. These policies and procedures generally do not apply to purchases and redemptions of Money Market Funds (except in the case of an exchange request into a Touchstone non-money market fund), exchanges between Money Market Funds and systematic purchases and redemptions.

Financial intermediaries (such as investment advisors and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed. In accordance with Rule 22c-2 under the Investment Company Act of 1940, the Funds have entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Funds' market-timing policy; (2) furnish the Funds, upon their request, with information regarding customer trading activities in shares of the Funds; and
(3) enforce the Funds' market-timing policy with respect to customers identified by the Funds as having engaged in market timing. When information regarding transactions in the Funds' shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons.

The Funds apply these policies and procedures uniformly to all shareholders believed to be engaged in market timing or excessive trading. The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will they enter into any such arrangements in the future.

PRICING OF FUND SHARES

Each Fund's share price (also called "NAV") is determined as of the close of trading (normally 4:00 p.m. ET) every day the NYSE is open. Each Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at the next share price determined after your purchase or sale order is received in proper form by your financial institution or an Authorized Processing Organization.

The Funds' equity investments are valued based on market value or, if no market value is readily available, based on fair value as determined by the Board of Trustees (or under their direction). The Funds may use pricing services to determine market value for investments. Some specific pricing strategies follow:

      o All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost.

      o Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price.

Although investing in foreign securities is not a principal investment strategy of the Funds, any foreign securities held by a Fund will be priced as follows:

      o All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values.

      o Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the security may be priced based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV.

      o Because portfolio securities that are primarily listed on a non-U.S. exchange may trade on weekends or other days when a Fund does not price its shares, a Fund's NAV may change on days when shareholders will not be able to buy or sell shares.

Securities held by a Fund that do not have readily available market quotations, or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Board of Trustees. Any debt securities held by the Funds for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities. The Funds may use fair value pricing under the following circumstances, among others:

      o If the value of a security has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets on which the security is traded.

      o If a security, such as a small cap or micro cap security, is so thinly traded that reliable market quotations are unavailable due to infrequent training.

      o If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation.

The use of fair value pricing has the effect of valuing a security based upon the price a Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available. With respect to any portion of a Fund's assets that is invested in other mutual funds, that portion of the Fund's NAV is calculated based on the NAV of that mutual fund. The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

      SPECIAL TAX CONSIDERATION

      You should consult your tax advisor to address your own tax situation and the impact an investment in a Fund will have on your own tax situation.

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund's dividends are distributed and paid annually. Distributions of any capital gains earned by a Fund will be made at least annually. If you own shares on a Fund's distribution record date, you will be entitled to receive the distribution.

You will receive income dividends and distributions of capital gains in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must contact your financial institution.

TAX INFORMATION

DISTRIBUTIONS. The Funds may make distributions of dividends that may be taxed at different rates depending on the length of time a Fund holds its assets. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest such dividends in additional shares of the Fund or choose to receive cash.

ORDINARY INCOME. Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (0% for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income. Short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

NET CAPITAL GAINS. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. The maximum individual tax rate on net long-term capital gains is 15%.

BACKUP WITHHOLDING. A Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain foreign taxes and distributions paid by the Funds during the prior taxable year.

This section is only a summary of some important income tax considerations that may affect your investment in the Funds. More information regarding these considerations is included in our SAI. You are urged to consult your tax advisor regarding the effects of an investment in the Funds on your tax situation.

The financial highlights tables are intended to help you understand each Fund's financial performance for the past 5 years and 6 months, or if shorter, the period of each Fund's operation. Some of the information reflects financial information for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. The financial highlights for each Fund for each of the 5 years in the period ended March 31, 2008 were audited by Ernst & Young LLP, an independent registered public accounting firm. The report of Ernst & Young LLP, along with each Fund's financial statements and related notes, appears in the 2008 Annual Report for the Funds. You can obtain the Annual Report, which contains more performance information, and the Semi-Annual Report for the six months ended September 30, 2008 at no charge by calling 1.800.543.0407. The Annual Report and the Semi-Annual Report have been incorporated by reference into the SAI.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

DIVERSIFIED SMALL CAP GROWTH FUND--CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                 ENDED             YEAR          PERIOD
                                                                SEPT. 30,          ENDED          ENDED
                                                                  2008            MARCH 31,     MARCH 31,
                                                              (UNAUDITED)           2008         2007 (A)
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                         $     9.84        $    11.66     $    10.00
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                                      0.01              0.04          (0.05)
   Net realized and unrealized gains (losses) on investments        (0.50)            (0.67)          1.71
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                    (0.49)            (0.63)          1.66
---------------------------------------------------------------------------------------------------------------
Distributions from net realized gains                                  --             (1.19)            --
---------------------------------------------------------------------------------------------------------------
Net asset value at end of period                               $     9.35        $     9.84     $    11.66
===============================================================================================================
Total return                                                        (4.98%)(B)        (7.09%)        16.60%(B)
===============================================================================================================
Net assets at end of period (000's)                            $   12,066        $   14,509     $    6,128
===============================================================================================================
Ratio of net expenses to average net assets                          1.15%(C)          1.15%          1.15%(C)
Ratio of net investment income (loss) to average net assets          0.11%(C)         (0.52%)        (0.90%)(C)
Portfolio turnover rate                                               122%(C)            99%            86%(C)

(A) Represents the period from commencement of operations (September 6, 2006) through March 31, 2007.

(B)   Not annualized.

(C)   Annualized.

LARGE CAP GROWTH FUND--CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                         SIX MONTHS
                                                            ENDED                                                       PERIOD
                                                          SEPT. 30,                   YEAR ENDED MARCH 31,               ENDED
                                                            2008            --------------------------------------     MARCH 31,
                                                         (UNAUDITED)           2008          2007           2006        2005(A)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   $   24.64          $   22.19     $   23.33      $   19.86     $   18.34
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                                      0.02               0.05          0.06           0.03          0.01
   Net realized and unrealized gains (losses)
      on investments                                         (3.50)              2.40         (1.20)          3.44          1.51
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             (3.48)              2.45         (1.14)          3.47          1.52
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                         $   21.16          $   24.64     $   22.19      $   23.33     $   19.86
====================================================================================================================================
Total return                                                (14.12%)(B)         11.04%        (4.89%)        17.47%         8.29%(B)
====================================================================================================================================
Net assets at end of period (000's)                      $ 241,592          $  31,679     $  40,044      $  66,655     $  43,279
====================================================================================================================================
Ratio of net expenses to average net assets                   0.95%(C)           1.00%         0.90%          0.93%         1.01%(C)
Ratio of net investment income to average net assets          0.47%(C)           0.21%         0.13%          0.12%         0.21%(C)
Portfolio turnover rate                                        116%(C)             72%          115%           104%          127%

(A) Represents the period from commencement of operations (November 10, 2004) through March 31, 2005.

(B)   Not annualized.

(C)   Annualized.

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.*
303 Broadway, Suite 1100
Cincinnati, OH 45202-4203
1.800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.*
303 Broadway, Suite 1100
Cincinnati, OH 45202-4203

TRANSFER AGENT
JPMorgan Chase Bank, N.A.
303 Broadway, Suite 900
Cincinnati, OH 45202-4203

SHAREHOLDER SERVICE
1.800.543.0407

*A Member of Western & Southern Financial Group

The following are federal trademark registrations and applications owned by IFS Financial Services, Inc., a member of Western & Southern Financial Group:
Touchstone, Touchstone Funds, Touchstone Investments, Touchstone Family of Funds and Touchstone Select.

For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Funds and is legally a part of this Prospectus.

ANNUAL/SEMIANNUAL REPORTS ("FINANCIAL REPORTS"): The Funds' Financial Reports provide additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

You can get free copies of the SAI, the Financial Reports, other information and answers to your questions about the Funds by contacting your financial advisor, or the Funds at:

Touchstone Investments
P.O. Box 5354
Cincinnati, OH 45201-5354
1.800.543.0407

The SAI and Financial Reports are also available on the Touchstone Investments website at http://www.touchstoneinvestments.com

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can receive information about the operation of the Public Reference Room by calling the SEC at 1.202.942.8090.

Reports and other information about the Funds are available on the EDGAR database of the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-3651

                                                                  August 1, 2008
                                                        Amended February 2, 2009
Prospectus

TOUCHSTONE STRATEGIC TRUST - CLASS Y SHARES

Touchstone Micro Cap Growth Fund


The Securities and Exchange Commission has not approved the Fund's shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

PROSPECTUS                                                        AUGUST 1, 2008

TOUCHSTONE INVESTMENTS

CLASS Y SHARES

TOUCHSTONE MICRO CAP GROWTH FUND

THE Fund is a series of Touchstone Strategic Trust (the "Trust"), a group of equity mutual funds. The Trust is part of the Touchstone(R) Funds that also includes Touchstone Funds Group Trust, a group of equity and bond mutual funds, Touchstone Investment Trust, a group of taxable bond and money market mutual funds, Touchstone Tax-Free Trust, a group of tax-free bond and money market mutual funds, Touchstone Institutional Funds Trust (formerly Constellation Institutional Portfolios), a group of institutional equity mutual funds and Touchstone Variable Series Trust, a group of variable series funds. Each Touchstone Fund has a different investment goal and risk level. For further information about the Touchstone Funds, contact Touchstone Investments at 1.800.543.0407.

The Fund is managed by Touchstone Advisors, Inc. ("Touchstone Advisors" or the "Advisor"). Touchstone Advisors has selected Bjurman, Barry & Associates (the "Sub-Advisor" or "Bjurman") to manage the Fund's investments on a daily basis.

TABLE OF CONTENTS

                                                                            Page

Micro Cap Growth Fund
Investment Strategies and Risks
The Fund's Management
Investing With Touchstone
Distributions and Taxes
Financial Highlights
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

The Micro Cap Growth Fund seeks long-term growth of capital.

ITS PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of its assets in the common stocks of U.S. companies whose total market capitalization at the time of investment is generally between $30 million and $500 million, referred to as micro cap companies, and which, in the opinion of the Sub-Advisor, have superior earnings growth characteristics. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The Fund's investments may include securities in the technology sector.

The Sub-Advisor's unique equity selection process seeks to identify fast growing companies that are undervalued. The Sub-Advisor screens the universe of companies, using five quantitative factors:

1)    earnings growth

2) earnings strength - those companies that are expected to have the greatest increase in next year's earnings

3)    earnings revision

4)    price/earnings to growth ratio and

5)    cash flow to price

The Sub-Advisor then focuses on what it believes are the most promising industries and seeks to identify profitable companies with capable management teams, above average reinvestment rates, strong industry positions and productive research and development efforts.

Stocks are ranked according to the above criteria to identify approximately 100 to 190 micro cap companies that the Sub-Advisor believes offer the best growth prospects and are selling at attractive prices. The highest ranking stocks in the most promising industries are then subjected to additional fundamental and technical research. Generally, the Sub-Advisor attempts to identify profitable micro cap companies with capable management teams, above average reinvestment rates, strong industry positions and productive research and development efforts. To ensure a well diversified portfolio, commitments to any one issue or industry are generally limited to 5% and 15%, respectively, of the Fund's total assets. The Sub-Advisor reviews investment alternatives and implements portfolio changes as attractive investment opportunities become available. The closing prices of portfolio issues are reviewed daily. Any position that has declined 15% from its cost or from its recent high is re-examined as a potential sale candidate. Additionally, securities of companies which in the Sub-Advisor's opinion are overvalued or have lost earnings momentum, or are in industries no longer expected to perform well, are continually evaluated for sale.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments:

      o     If the stock market as a whole goes down

      o If the Sub-Advisor's selection process does not accurately identify attractive investments

      o If the market continually values the stocks in the Fund's portfolio lower than the Sub-Advisor believes they should be valued

      o If the companies that the Fund invests in do not grow as rapidly or increase in value as expected

      o Because securities of micro cap companies may be more thinly traded and may have more frequent and larger price changes than securities of larger companies

      o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

      o Because growth oriented funds may underperform when value investing is in favor

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the Fund's investments and strategies under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing its Class Y performance (before taxes) during each full calendar year of operations. The table compares the Fund's Class Y average annual total returns (before and after taxes) for the period ended December 31, 2008 to those of the Russell Microcap Index. The returns for other classes of shares, offered by the Fund in a separate prospectus, will differ from the Class Y returns because the other classes have different expenses. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

MICRO CAP GROWTH FUND - CLASS Y TOTAL RETURN

2005   2006   2007   2008

4.24%  4.07%  3.52%  -41.35%

                                           Best Quarter:
                                           1st Quarter 2006         +11.56%

                                           Worst Quarter:
                                           4th Quarter 2008         -22.94%

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2008

                                                                     SINCE CLASS
                                                     1 YEAR          STARTED(1)
-------------------------------------------------------------------------------
MICRO CAP GROWTH FUND - CLASS Y
Return Before Taxes                                 -41.35%            -5.45%
Return After Taxes on Distributions                 -41.35%            -5.45%
Return After Taxes on Distributions and Sale of
  Fund Shares(2)                                    -26.87%            -4.56%
Russell Microcap Index(3)                           -39.78%            -6.13%
-------------------------------------------------------------------------------

(1) Class Y shares began operations on October 4, 2004 and Class A shares, which are offered in a separate prospectus, began operations on June 22, 2004. The Class Y shares performance was calculated using the historical performance of the Class A shares for the period from June 22, 2004 through October 3, 2004.

(2) When the "Return After Taxes on Distributions and Sale of Fund Shares" is greater than the "Return Before Taxes," it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

(3) The Russell Microcap Index measures the performance of the microcap segment, representing less than 3% of the U.S. equity market. The Russell Microcap Index includes the securities of the smallest 1,000 companies in the small-cap Russell 2000 Index plus the securities of the next 1,000 smallest companies. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Indices reflect no deductions for fees, expenses or taxes. You cannot invest directly in an index.

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund:

           SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                     None
--------------------------------------------------------------------------------

         ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                      1.25%
Other Expenses                                       1.65%
    Administration Fees                                     0.20%
    Other Fees                                              1.45%
Total Annual Fund Operating Expenses(1)              2.90%
--------------------------------------------------------------------------------

(1) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of Touchstone's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940). This expense limitation will remain in effect until March 31, 2009. Touchstone Advisors, Inc. has no ability to recoup amounts waived or reimbursed. Pursuant to this agreement, "Net Expenses" for Class Y shares will not exceed 1.33%. However, for purposes of these waivers, the cost of "Acquired Fund Fees and Expenses," if any, is excluded from Touchstone Advisors, Inc.'s waiver obligations.

EXAMPLE. This example is intended to help you compare the cost of investing in Class Y shares of the Micro Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class Y shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                                                 $293
3 Years                                                $898
5 Years                                              $1,528
10 Years                                             $3,223
--------------------------------------------------------------------------------

The above example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future.

CAN THE FUND DEPART FROM ITS NORMAL INVESTMENT STRATEGIES?

The Fund from time to time may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic, political or other conditions, including conditions when the Sub-Advisor is unable to identify attractive investment opportunities. The Fund's temporary investments may include debt securities, money market instruments, repurchase agreements, commercial paper, U.S. Government securities or cash equivalents. During these times, the Fund may not achieve its investment goals.

DOES THE FUND ENGAGE IN ACTIVE TRADING OF SECURITIES?

The Fund may engage in active trading to achieve its investment goals. This may cause the Fund to realize higher capital gains, which would be passed on to you. Higher capital gains could increase your tax liability. Frequent trading also increases transaction costs, which would lower the Fund's performance.

CAN THE FUND CHANGE ITS INVESTMENT GOALS WITHOUT SHAREHOLDER APPROVAL?

The Fund may change its investment goals by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any change takes effect.

DOES THE FUND HAVE OTHER INVESTMENT STRATEGIES, IN ADDITION TO ITS PRINCIPAL INVESTMENT STRATEGY?

The Fund may also invest in:

      o     Initial public offerings

      o     Securities of foreign companies

      o American depositary receipts ("ADRs"), American depositary shares ("ADSs") and other depositary receipts

      o     Securities of companies in emerging market countries

      o     Cash equivalents

      o     Other investment companies

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

FOREIGN COMPANIES are companies that meet all of the following criteria:

      o     They are organized under the laws of a foreign country

      o     They maintain their principal place of business in a foreign country

      o The principal trading market for their securities is located in a foreign country

      o They derive at least 50% of their revenues or profits from operations in foreign countries

      o     They have at least 50% of their assets located in foreign countries

ADRS, ADSS AND OTHER DEPOSITARY RECEIPTS. ADRs and ADSs are securities that represent an ownership interest in a foreign security. They are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security. The Fund may invest in both sponsored and unsponsored ADRs.

MARKET CAPITALIZATION. If a security that is within the market capitalization range for the Fund at the time of purchase later falls outside the range, which is most likely to happen because of market growth, the Fund may continue to hold the security if, in the Sub-Advisor's judgment, the security remains otherwise consistent with the Fund's investment goal and strategies. However, this change could affect the Fund's flexibility in making new investments.

UNDERVALUED STOCKS. A stock is considered undervalued if the Sub-Advisor believes it should be trading at a higher price than it is at the time of purchase. Factors considered may include:

      o     Price relative to earnings

      o     Price relative to cash flow

      o     Price relative to financial strength

EMERGING MARKET COUNTRIES are countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. When the Fund invests in securities of a company in an emerging market country, it invests in securities issued by a company that meet one or more of the following criteria:

      o     It is organized under the laws of an emerging market country

      o It maintains its principal place of business in an emerging market country

      o The principal trading market for its securities is located in an emerging market country

      o It derives at least 50% of its revenues or profits from operations within emerging market countries

      o It has at least 50% of its assets located in emerging market countries

INVESTMENT GRADE DEBT SECURITIES are generally rated BBB or better by Standard & Poor's Rating Service and Fitch Ratings or Baa or better by Moody's Investors Service, Inc. or, if unrated, determined by the Advisor or Sub-Advisor to be of comparable credit quality.

OTHER INVESTMENT COMPANIES. The Fund may invest in securities issued by other investment companies. This may include money market funds, index funds, iShares(R), SPDRs and similar securities of other issuers. Touchstone Advisors has received an exemptive order from the Securities and Exchange Commission ("SEC") that permits the Fund to invest its uninvested cash or cash collateral in one or more affiliated money market funds. The Fund may invest up to 25% of its total assets in affiliated money market funds, subject to the Fund's investment limitations and certain other conditions pursuant to the exemptive order.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

MARKET RISK. Investments in common stocks are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. In addition, stocks fall into four broad market capitalization categories - large cap, mid cap, small cap and micro cap. Investing primarily in one category carries the risk that due to market conditions, that category may be out of favor. For example, if valuations of large cap companies appear to be greatly out of proportion to the valuations of smaller cap companies, investors may migrate to the stocks of smaller sized companies, causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. The price of stocks tends to go up and down more than the price of bonds.

      o MICRO CAP COMPANIES. Micro cap companies may not be well-known to the investing public, may not have significant institutional ownership and may have cyclical, static or only moderate growth prospects. Micro cap companies may have greater risk and volatility than large companies and may lack the management depth of larger, mature issuers. Micro cap companies may have relatively small revenues and limited product lines, markets, or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. In addition, micro cap companies may be developing or marketing new products or services for which markets are not yet established and may never become established. As a result, the prices of their securities may fluctuate more than those of larger issuers.

      o TECHNOLOGY SECURITIES. The value of technology securities may fluctuate dramatically and technology securities may be subject to greater than average financial and market risk. Investments in the high technology sector include the risk that certain products may be subject to competitive pressures and aggressive pricing and may become obsolete and the risk that new products will not meet expectations or even reach the market.

INVESTMENT STYLE RISK. Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.

WHAT ARE SOME OF THE OTHER RISKS OF INVESTING IN THE FUND?

FOREIGN RISK. Investing in foreign securities poses unique risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. Diplomatic, political or economic developments, including nationalization or appropriation, could affect investments in foreign securities. In the past, equity instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

      o EMERGING MARKET COUNTRIES. Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems that may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries. Economic or political changes may cause larger price changes in these securities than in other foreign securities.

INITIAL PUBLIC OFFERING ("IPO") RISK. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk (i.e., the potential that the Fund may be unable to dispose of the IPO shares promptly or at a reasonable price). When a Fund's asset base is small, a significant portion of its performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of investments in IPOs on the Fund's performance probably will decline, which could reduce performance.

Lending of Portfolio Securities. The Fund may lend its portfolio securities to brokers, dealers and financial institutions under guidelines adopted by the Board of Trustees, including a requirement that the Fund must receive collateral equal to no less than 100% of the market value of the securities loaned. The risk in lending portfolio securities, as with other extensions of credit, consists of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, the Fund's sub-advisor will consider all relevant facts and circumstances, including the creditworthiness of the borrower. Lending portfolio securities results in additional income to a fund that is used to offset certain fund operating expenses, which, in turn, may serve to reduce the amount that would otherwise be payable by the Advisor to the Fund under the Advisor's contractual expense limitation arrangement (see "Contractual Fee Waiver Agreement").

Market Disruption Risk. The United States has recently experienced significant disruption to its financial markets impacting the liquidity and volatility of securities generally, including securities in which the Fund may invest. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

The recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment goal.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. The Advisor and Sub-Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund's investment goal, but there can be no assurance that it will be successful in doing so.

WHERE CAN I FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS DISCLOSURE POLICIES?

A description of the Fund's policies and procedures for disclosing portfolio securities to any person is available in the Statement of Additional Information ("SAI").

INVESTMENT ADVISOR

TOUCHSTONE ADVISORS, INC. ("TOUCHSTONE ADVISORS" OR THE "ADVISOR") 303 BROADWAY, SUITE 1100, CINCINNATI, OH 45202

Touchstone Advisors has been a registered investment advisor since 1994. As of December 31, 2008, Touchstone Advisors had approximately $5.1 billion in assets under management. As the Fund's advisor, Touchstone Advisors continuously reviews, supervises and administers the Fund's investment programs and also ensures compliance with the Fund's investment policies and guidelines.

Touchstone Advisors is responsible for selecting the Fund's sub-advisor, subject to approval by the Board of Trustees. Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating a sub-advisor, including:

      o     Level of knowledge and skill

      o     Performance as compared to its peers or benchmark

      o     Consistency of performance over 5 years or more

      o     Level of compliance with investment rules and strategies

      o     Employees, facilities and financial strength

      o     Quality of service

Touchstone Advisors will also continually monitor the Sub-Advisor's performance through various analyses and through in-person, telephone and written consultations with the Sub-Advisor. Touchstone Advisors discusses its expectations for performance with the Sub-Advisor. Touchstone Advisors provides evaluations and recommendations to the Board of Trustees, including whether or not a sub-advisor's contract should be renewed, modified or terminated.

The SEC has granted an exemptive order that permits the Trust or Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Fund must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Touchstone Funds. Shareholders of the Fund will be notified of any changes in its sub-advisor.

Two or more sub-advisors may manage a Fund, with each managing a portion of the Fund's assets. If a Fund has more than one sub-advisor, Touchstone Advisors allocates how much of a Fund's assets are managed by each sub-advisor. Touchstone Advisors may change these allocations from time to time, often based upon the results of its evaluations of the sub-advisory arrangements.

Touchstone Advisors is also responsible for running all of the operations of the Fund, except those that are subcontracted to the Sub-Advisor, custodian, transfer agent, accounting agent, sub-administrative agent or other parties. For its services, Touchstone Advisors is entitled to receive a base investment advisory fee from the Fund at an annualized rate, based on the average daily net assets of the Fund. Touchstone Advisors pays sub-advisory fees to the Sub-Advisor from it's advisory fee. The fee paid by the Fund to Touchstone Advisors during the Fund's most recent fiscal year, based on the average daily net assets of the Fund at an annualized rate, was 1.25%.

CONTRACTUAL FEE WAIVER AGREEMENT

Touchstone Advisors has contractually agreed to waive fees and reimburse expenses in order to keep the Fund's total operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of Touchstone's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) from exceeding 1.33%. However, for purposes of these waivers, the cost of "Acquired Fund Fees and Expenses," if any, is excluded from Touchstone Advisors' waiver obligations. Fee waivers and/or expense reimbursements are calculated and applied monthly, based on each Fund's average net assets during such month. The fee waivers and expense reimbursements will remain in effect until March 31, 2009.

SUB-ADVISOR

The Sub-Advisor makes the daily decisions regarding buying and selling specific securities for the Fund. The Sub-Advisor manages the investments held by the Fund it serves according to the applicable investment goals and strategies.

BJURMAN, BARRY & ASSOCIATES ("BJURMAN")
2049 CENTURY PARK EAST, SUITE 2505, LOS ANGELES, CA 90067

Bjurman has been registered as an investment advisor since 1970. O. Thomas Barry III, CFA, CIC and Stephen W. Shipman, CFA, have joint and primary responsibility for managing the Fund. Mr. Barry is the Chief Investment Officer and Senior Executive Vice President of Bjurman and has worked at Bjurman since 1978. Mr. Shipman is the Director of Research and Executive Vice President and has worked at Bjurman since 1993. Bjurman and its portfolio managers have managed the Fund since its inception.

The SAI provides additional information about each portfolio manager's compensation, other managed accounts and ownership of securities in the Fund. A discussion of the basis for the Board of Trustees' approval of the Fund's advisory and sub-advisory agreements is in the Trust's March 31, 2008 Annual Report.

SHARE CLASS OFFERINGS. The Fund currently offers Class A, Class C and Class Y shares. The Fund's Class A and Class C shares are offered in a separate prospectus. For information about the Class A shares and Class C shares, or to obtain a copy of the prospectus, call Touchstone Securities, Inc. ("Touchstone") at 1.800.543.0407 or call your financial adviser.

DEALER COMPENSATION. Touchstone, the Trust's principal underwriter, at its expense (from a designated percentage of its income) currently provides additional compensation to certain dealers. Touchstone pursues a focused distribution strategy with a limited number of dealers who have sold shares of a Fund or other Touchstone Funds. Touchstone reviews and makes changes to the focused distribution strategy on a continual basis. These payments are generally based on a pro rata share of a dealer's sales. Touchstone may also provide compensation in connection with conferences, sales or training programs for employees, seminars for the public, advertising and other dealer-sponsored programs. Touchstone Advisors, at its expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for distribution, administrative and/or shareholder servicing activities. Touchstone Advisors may also reimburse Touchstone for making these payments.

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

PURCHASING YOUR SHARES

Please read this Prospectus carefully and then determine how much you want to invest. You may purchase shares of the Fund through your financial institution. You can obtain an investment application from your financial institution. Beginning on February 2, 2009, new purchases of Class Y shares are not available directly from Touchstone. Also, new purchases of Class Y shares may not be available through certain financial intermediaries who do not have appropriate selling agreements in place with Touchstone.

MINIMUM INVESTMENT REQUIREMENTS. The minimum initial investment in Class Y shares of the Fund is $2,500. There is no minimum for additional purchases of Class Y shares. Touchstone may change the initial investment minimum or impose an additional investment minimum at any time.

For more information about how to purchase shares, call Touchstone at
1.800.543.0407 or contact your financial institution.

- INVESTOR ALERT: Touchstone reserves the right to restrict or reject any purchase request that it regards as disruptive to efficient portfolio management. For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor. (See "Market Timing Policy" in this Prospectus.)

OPENING AN ACCOUNT

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING AN ACCOUNT

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the price determined at the end of business (usually 4:00 p.m. eastern time ("ET")) on the day your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

INVESTING IN THE FUND

THROUGH YOUR FINANCIAL INSTITUTION

o You may invest in Class Y shares by establishing an account through financial institutions that have appropriate selling agreements with Touchstone.

o Your financial institution will act as the shareholder of record of your Class Y shares.

o Financial institutions may set different minimum initial and additional investment requirements, may impose other restrictions or may charge you fees for their services.

o Financial institutions may designate intermediaries to accept purchase and sales orders on the Fund's behalf.

o Your financial institution may receive compensation from the Fund, Touchstone, Touchstone Advisors or their affiliates.

o Before investing in the Fund through your financial institution, you should read any materials provided by your financial institution together with this Prospectus.

o     For more information about how to purchase shares, call Touchstone at
      1.800.543.0407 or call your financial institution.

THROUGH A PROCESSING ORGANIZATION

You may also purchase shares of the Fund through a "processing organization," (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Some of the Touchstone Funds have authorized certain processing organizations ("Authorized Processing Organizations") to receive purchase and sales orders on their behalf. Before investing in the Fund through a processing organization, you should read any materials provided by the processing organization together with this Prospectus. You should also ask the processing organization if they are authorized by the Touchstone Funds to receive purchase and sales orders on their behalf. If the processing organization is not authorized, then your purchase order could be rejected which could subject your investment to market risk. An Authorized Processing Organization may:

      o     Charge a fee for its services

      o     Act as the shareholder of record of the shares

      o     Set different minimum initial and additional investment requirements

      o     Impose other charges and restrictions

      o Designate intermediaries to accept purchase and sales orders on the Fund's behalf

Shares held through an Authorized Processing Organization may be transferred into your name following procedures established by the Authorized Processing Organization and Touchstone. Certain Authorized Processing Organization may receive compensation from the Funds, Touchstone, Touchstone Advisors or their affiliates.

It is the responsibility of an Authorized Processing Organization to transmit properly completed orders so that they will be received by Touchstone in a timely manner.

CLASS Y SHARES "GRANDFATHER" CLAUSE. Beginning on February 2, 2009, new purchases of the Class Y shares are no longer available directly through Touchstone. Those shareholders who owned Class Y shares purchased directly through Touchstone prior to February 2, 2009 may continue to hold Class Y shares of the corresponding Fund(s). In addition, those shareholders may continue to make subsequent purchases into existing accounts of Class Y shares of the Fund(s) they owned prior to February 2, 2009.

PROCESSING PURCHASE ORDERS

Touchstone considers a purchase order as received when an authorized financial institution or Authorized Processing Organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's net asset value ("NAV") next computed after such order is received in proper form. A purchase or sales order transmitted through an entity that is not an Authorized Processing Organization may affect the effective date of your transaction.

Purchase orders received by Touchstone's authorized agent, by the close of the regular session of trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m. ET, are processed at that day's NAV. Purchase orders received by Touchstone's authorized agent, after the close of the regular session of trading on the NYSE are processed at the NAV next determined on the following business day. It is the responsibility of the financial institution or Authorized Processing Organization to transmit orders that will be received by Touchstone in proper form and in a timely manner.

ADDING TO YOUR ACCOUNT

BY CHECK

o Make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds.

o     Write your account number on the check.

o Mail the check directly to your financial institution at the address printed on your account statement. Your financial institution is responsible for forwarding payment promptly to Touchstone.

o If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

BY WIRE

o     Contact your financial institution for further instructions.

o     Your bank may charge a fee for handling wire transfers.

o Purchases in the Fund will be processed at that day's NAV if Touchstone receives a properly executed wire by the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, on a day when the NYSE is open for regular trading.

PURCHASES WITH SECURITIES

o Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to, shares of common stock, provided the acquisition of such securities is consistent with the Fund's investment goal and is otherwise acceptable to Touchstone Advisors.

AUTOMATIC INVESTMENT OPTIONS

Please contact your financial institution or Authorized Processing Organization for further details on automatic investment options.

SELLING YOUR SHARES

You may sell some or all of your shares through your financial institution or an Authorized Processing Organization on any day that the Funds calculate their NAV. If your request is received by your financial institution or an Authorized Processing Organization, in proper form by the close of regular trading on the NYSE (normally 4:00 p.m. ET), you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

o Your financial institution or processing organization is responsible for making sure that sale requests are transmitted to Touchstone in proper form and in a timely manner.

o     Your financial institution may charge you a fee for selling your shares.

o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

o Your financial institution will be required to provide an original Medallion Signature Guaranteed letter of instruction to Touchstone in order to redeem shares in amounts of $100,000 or more.

SPECIAL TAX CONSIDERATION

Selling your shares may cause you to incur a taxable gain or loss.

- INVESTOR ALERT: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone's records.

SIGNATURE GUARANTEES

Some circumstances require that your request to sell shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Some circumstances that may require an original Medallion Signature Guarantee include:

o     Proceeds from the sale of shares of $100,000 or more

o Proceeds to be paid when information on your investment application has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)

o     Proceeds are being sent to an address other than the address of record

o Proceeds or shares are being sent/transferred from unlike registrations, such as from a joint account to an individual's account

o Sending proceeds via wire or ACH when bank instructions have been added or changed within 30 days of your redemption request

o Proceeds or shares are being sent/transferred between accounts with different account registrations

RECEIVING SALE PROCEEDS

Touchstone will forward the proceeds of your sale to your financial institution within 7 days (normally within 3 business days) after receipt of a proper request. Proceeds that are sent to your financial institution will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial institution may benefit from the use of your money.

DELAY OF PAYMENT. It is possible that the payment of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

      o When the NYSE is closed on days other than customary weekends and holidays

      o     When trading on the NYSE is restricted

      o When an emergency situation causes a sub-advisor to not be reasonably able to dispose of certain securities or to fairly determine the value of the Fund's net assets

      o     During any other time when the SEC, by order, permits

REDEMPTION IN KIND. Under unusual circumstances, when the Board of Trustees deems it appropriate, the Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value. Shareholders may incur transaction and brokerage costs when they sell these portfolio securities.

MARKET TIMING POLICY

Market timing or excessive trading in accounts that you own or control may disrupt portfolio investment strategies, may increase brokerage and administrative costs, and may negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. The Fund will take reasonable steps to discourage excessive short-term trading and will not knowingly accommodate frequent purchases and redemptions of Fund shares by shareholders. The Board of Trustees has adopted the following policies and procedures with respect to market timing of the Fund by shareholders. The Fund will monitor selected trades on a daily basis in an effort to deter excessive short-term trading. If the Fund has reason to believe that a shareholder has engaged in excessive short-term trading, the Fund may ask the shareholder to stop such activities or restrict or refuse to process purchases or exchanges in the shareholder's accounts. While the Fund cannot assure the prevention of all excessive trading and market timing, by making these judgments the Fund believes it is acting in a manner that is in the best interests of its shareholders. However, because the Fund cannot prevent all market timing, shareholders may be subject to the risks described above.

Generally, a shareholder may be considered a market timer if he or she has (i) requested an exchange or redemption out of any of the Touchstone Funds within 2 weeks of an earlier purchase or exchange request out of any Touchstone Fund, or
(ii) made more than 2 "round-trip" exchanges within a rolling 90 day period. A "round-trip" exchange occurs when a shareholder exchanges from one Touchstone Fund to another Touchstone Fund and back to the original Touchstone Fund. If a shareholder exceeds these limits, the Fund may restrict or suspend that shareholder's exchange privileges and subsequent exchange requests during the suspension will not be processed. The Fund may also restrict or refuse to process purchases by the shareholder. These policies and procedures generally do not apply to purchases and redemptions of Money Market Funds (except in the case of an exchange request into a Touchstone non-money market fund), exchanges between Money Market Funds and systematic purchases and redemptions.

Financial intermediaries (such as investment advisors and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. In accordance with Rule 22c-2 under the Investment Company Act of 1940, the Fund has entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Fund's market-timing policy; (2) furnish the Fund, upon its request, with information regarding customer trading activities in shares of the Fund; and (3) enforce the Fund's market-timing policy with respect to customers identified by the Fund as having engaged in market timing. When information regarding transactions in the Fund's shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons.

The Fund applies these policies and procedures uniformly to all shareholders believed to be engaged in market timing or excessive trading. The Fund has no arrangements to permit any investor to trade frequently in shares of the Fund, nor will they enter into any such arrangements in the future.

PRICING OF FUND SHARES

The Fund's share price (also called "NAV") is determined as of the close of trading (normally 4:00 p.m. ET) every day the NYSE is open. The Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at the next share price determined after your purchase or sale order is received in proper form by your financial institution or an Authorized Processing Organization.

The Fund's equity investments are valued based on market value or, if no market value is readily available, based on fair value as determined by the Board of Trustees (or under their direction). The Fund may use pricing services to determine market value for investments. Some specific pricing strategies follow:

      o All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost.

      o Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price.

Although investing in foreign securities is not a principal investment strategy of the Fund, any foreign securities held by the Fund will be priced as follows:

      o All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values.

      o Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the security may be priced based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV.

      o Because portfolio securities that are primarily listed on a non-U.S. exchange may trade on weekends or other days when the Fund does not price its shares, the Fund's NAV may change on days when shareholders will not be able to buy or sell shares.

Securities held by the Fund that do not have readily available market quotations, or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Board of Trustees. Any debt securities held by the Funds for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities. The Fund may use fair value pricing under the following circumstances, among others:

      o If the value of a security has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets on which the security is traded.

      o If a security, such as a small cap or micro cap security, is so thinly traded that reliable market quotations are unavailable due to infrequent training.

      o If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation.

The use of fair value pricing has the effect of valuing a security based upon the price the Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available. With respect to any portion of the Fund's assets that is invested in other mutual funds, that portion of the Fund's NAV is calculated based on the NAV of that mutual fund. The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

SPECIAL TAX CONSIDERATION

You should consult your tax advisor to address your own tax situation and the impact an investment in a Fund will have on your own tax situation.

The Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Fund's dividends are distributed and paid annually. Distributions of any capital gains earned by the Fund will be made at least annually. If you own shares on the Fund's distribution record date, you will be entitled to receive the distribution.

You will receive income dividends and distributions of capital gains in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must contact your financial institution.

TAX INFORMATION

DISTRIBUTIONS. The Fund may make distributions of dividends that may be taxed at different rates depending on the length of time the Fund holds its assets. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest such dividends in additional shares of the Fund or choose to receive cash.

ORDINARY INCOME. Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (0% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

NET CAPITAL GAINS. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. The maximum individual tax rate on net long-term capital gains is 15%.

BACKUP WITHHOLDING. The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain foreign taxes and distributions paid by the Fund during the prior taxable year.

This section is only a summary of some important income tax considerations that may affect your investment in the Funds. More information regarding these considerations is included in our SAI. You are urged to consult your tax advisor regarding the effects of an investment in the Funds on your tax situation.

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operation. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The financial highlights for the Fund for each of the 4 years in the period ended March 31, 2008 were audited by Ernst & Young LLP, an independent registered public accounting firm. The report of Ernst & Young LLP, along with the Fund's financial statements and related notes, appears in the 2008 Annual Report for the Fund. You can obtain the Annual Report, which contains more performance information, and the Semi-Annual Report for the six months ended September 30, 2008 at no charge by calling 1.800.543.0407. The Annual Report and the Semi-Annual Report have been incorporated by reference into the SAI.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

MICRO CAP GROWTH FUND--CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                        SIX MONTHS
                                                           ENDED                                             PERIOD
                                                         SEPT. 30,            YEAR ENDED MARCH 31,           ENDED
                                                           2008         -------------------------------     MARCH 31,
                                                        (UNAUDITED)       2008        2007        2006       2005(A)
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   $ 10.42        $ 13.21     $ 13.70     $ 11.16     $  9.89
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment loss                                     (0.07)         (0.13)      (0.21)      (0.03)      (0.13)
   Net realized and unrealized gains
      (losses) on investments                              (0.28)         (2.66)      (0.28)       2.57        1.40
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           (0.35)         (2.79)      (0.49)       2.54        1.27
------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                         $ 10.07        $ 10.42     $ 13.21     $ 13.70     $ 11.16
========================================================================================================================
Total return                                               (3.36%)(B)    (21.12%)     (3.58%)     22.76%      12.84%(B)
========================================================================================================================
Net assets at end of period (000's)                      $   236        $   422     $   440     $   676     $    --(C)
========================================================================================================================
Ratio of net expenses to average net assets                 1.33%(D)       1.57%       1.70%       1.55%       1.55%(D)
Ratio of net investment loss to average net assets         (1.02%)(D)     (0.95%)     (1.05%)     (0.77%)     (2.34%)(D)
Portfolio turnover rate                                       29%(D)         74%         91%         90%        101%(D)

(A) Represents the period from commencement of operations (October 4, 2004) through March 31, 2005.

(B)   Not annualized.

(C)   Amount rounds to less than $1,000.

(D)   Annualized.

TOUCHSTONE INVESTMENTS

DISTRIBUTOR

Touchstone Securities, Inc.*
303 Broadway, Suite 1100
Cincinnati, OH 45202-4203
1.800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR

Touchstone Advisors, Inc.*
303 Broadway, Suite 1100
Cincinnati, OH 45202-4203

TRANSFER AGENT

JPMorgan Chase Bank, N.A.
303 Broadway, Suite 900
Cincinnati, OH 45202-4203

SHAREHOLDER SERVICE

1.800.543.0407

*A Member of Western & Southern Financial Group

The following are federal trademark registrations and applications owned by IFS Financial Services, Inc., a member of Western & Southern Financial Group:
Touchstone, Touchstone Funds, Touchstone Investments, Touchstone Family of Funds and Touchstone Select.

For investors who want more information about the Fund, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Fund and is legally a part of this Prospectus.

ANNUAL/SEMIANNUAL REPORTS ("FINANCIAL REPORTS"): The Fund's Financial Reports provide additional information about the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can get free copies of the SAI, the Financial Reports, other information and answers to your questions about the Fund by contacting your financial advisor, or the Fund at:

Touchstone Investments
P.O. Box 5354
Cincinnati, OH 45201-5354
1.800.543.0407

The SAI and Financial Reports are also available on the Touchstone Investments website at http://www.touchstoneinvestments.com

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can receive information about the operation of the Public Reference Room by calling the SEC at 1.202.942.8090.

Reports and other information about the Fund are available on the EDGAR database of the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-3651